UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23449

Mutual of America Variable Insurance Portfolios, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2020

Semi-Annual Reports of Investment Options Offered by Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

August 2020

As a valued variable annuity owner or variable life insurance policyholder, we are pleased to provide you with the semi-annual fund reports for the investment options you have selected. Included in this booklet are the semi-annual reports of the Mutual of America Variable Insurance Portfolios. If you have also selected other investment options, you will receive semi-annual reports for those funds in a separate booklet or booklets. The reports provide an update on each portfolio’s performance as of June 30, 2020. Please note that portfolio performance does not take into account the fees charged by the annuity contract or life insurance policy. When viewed net of these contract fees, your performance will be lower. As always, past performance cannot predict or guarantee future returns.

Mutual of America has specialized in providing retirement products and related services to organizations and their employees, as well as individuals, for more than 70 years. As a mutual company, we do not have stockholders and are not publicly traded. We operate solely for the benefit of our customers, managing the Company for their long-term interest, rather than for the short-term demands of stockholders.

Since 1945, Mutual of America has remained committed to offering plan sponsors, plan participants and individuals carefully selected, quality products and services at a competitive price and the personal attention they need to help build and preserve assets for a financially secure future. Integrity, prudence, and reliability are the values that have guided us since our inception and that continue to serve us well.

We hope you will find the enclosed information helpful. We appreciate and value your business and look forward to serving you in the future. If you have any questions, please call your local Mutual of America Regional Office or 1-800-468-3785.

Sincerely,

Mutual of America Life Insurance Company

Mutual of America Life Insurance Company	320 Park Avenue, New York, NY 10022-6839	mutualofamerica.com

JUNE 30, 2020

Semi-Annual Reports of Mutual of America Variable Insurance Portfolios

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Mutual of America. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Mutual of America electronically by signing up for the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on the Mutual of America website and indicating your consent to receive documents through the Mutual of America website.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at 320 Park Avenue, New York, New York 10022, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Funds.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

We are pleased to present the Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) Semi-Annual Report. The Investment Company’s Portfolios launched on January 27, 2020. This Report includes important information regarding the performance and financial position of the Investment Company’s Portfolios for the period ended June 30, 2020.

During the first half of 2020 (as measured through June 30, 2020), the S&P 500® Index (S&P 500) declined 3.1%. This was a result of two very different market environments. In the first three months, the S&P 500 was down 19.6%, and in the last three months, it appreciated 20.5%, which was its best quarterly performance since the fourth quarter of 1998. Most other equity indexes — both domestic and around the world — also posted losses. U.S. small cap stocks as measured by the Russell 2000 retreated 13.0%. Internationally, the MSCI EAFE (International Developed Markets Stocks) and MSCI EM (Emerging Markets Stocks) returned -11.3% and -9.8%, respectively.

Bond prices, as measured by the Bloomberg Barclays US Aggregate Bond Index, advanced 6.1%. However, rising bond prices, which translate into falling yields, are generally indicative of rising concern that the economy is slowing and perhaps heading toward recession. The yield on the benchmark 10-year Treasury note started the year at 1.92% and dropped 126 basis points to end the second quarter at 0.66%.

The first six months of this year proved to be a period of unimaginable events and surprises. The Great Lockdown likely tipped the world into its deepest economic contraction since the Great Depression. The Coronavirus has caused a devasting loss of life throughout the world, including the deaths of more than 158,000 Americans through August 3, 2020.1 Since March 21, 2020, 54 million initial jobless claims have been filed, and the stock market experienced its quickest decline on record. However, as astonishing as the global pandemic and its economic impact have been, the resilience of the American people and the rapid recovery of the financial markets are just as remarkable.

Global stimulus has been massive

The efforts by the Fed and other central banks around the world to provide liquidity to their countries’ economies through direct intervention in credit markets are unprecedented. To date, the U.S. Government has allocated $9.5 trillion in fiscal and monetary stimulus, accounting for approximately 44.4% of its Gross Domestic Product (GDP). Globally, $23.0 trillion of stimulus has been provided, including the commitment by the U.S., with much of the rest coming from the Eurozone and Japan.

The fiscal and monetary support are the driving forces allowing financial markets to stabilize and equity markets to experience a dramatic recovery. Given that the second-quarter GDP came in at -32.9%, which is the sharpest downturn on record, there is likely to be more fiscal stimulus in the coming months. To that end, as the Fed previously stated, it is committed to doing whatever it takes to revive the economy.

Unemployment is high, but better than expected

America’s labor market, measured by the nonfarm payroll report, unexpectedly rebounded in May by adding 2.5 million jobs. June was another strong month, adding another 4.8 million nonfarm payroll jobs. The bounce-back signals the economy is picking up faster than anticipated in response to the damage caused by stay-at-home orders initiated by almost every state in March and April.

While the markets continued to rally on this fast turnaround in hiring, particularly among furloughed workers, some economists have questioned the reliability of these numbers as the unemployment status for many workers is changing rapidly. We think it would be prudent to observe more data points in the coming months before affirming a downward trend in unemployment rates. Moreover, an unemployment level of 11.1% is still extremely high and could take years to return to pre-pandemic levels — in fact, it is roughly double what the nation experienced during the entire financial crisis from 2007 to 2009.

Complicating the landscape even more is the increase in unemployment benefits of $600 a week that was approved by Congress with bipartisan support in late March and ended on July 31. Congress came up with the $600 figure because that amount, together with state benefits, added up to the average weekly wage; therefore, workers would earn their full paycheck while being temporarily laid off. However, job losses have been concentrated among workers who make below-average wages. As a result, about two-thirds of those eligible are collecting more in the enhanced benefits than they earned while working, according to a study by University of Chicago economists. Many argue that this is a disincentive for unemployed workers to return to work. Nonetheless, it is likely that some amount of increase in unemployment benefits will be part of the next round of fiscal stimulus being negotiated by the Administration with Congress.

[1]	Centers for Disease Control and Prevention (CDC).

Outlook

While some forecasters predict that the economic bottom in the U.S. is near, few expect the economy to snap back to the way it was before the pandemic. The mandatory closing of businesses and the various steps taken by the federal, state and local governments to deal with the pandemic and the economic pain it has caused may lead to unintended consequences. While the financial markets have responded positively to fiscal and monetary stimulus, along with initial stages of reopening the economy and better unemployment levels, many risks remain in a post-pandemic era. These include the ongoing massive debt burden, the upcoming U.S. presidential election, structurally higher unemployment levels, more government intervention, heightened trade tensions between the U.S. and China, and new ways to conduct business. The possibility of a significant return of the virus looms as well. In short, the financial markets may have rebounded nicely so far, but there are many issues to resolve before the real economy gets back on track.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Portfolios is reflected below:

Total Returns — Period from January 27, 2020 (Commencement of Operations) to June 30, 2020

Equity Index Portfolio	- 4.94%
All America Portfolio	- 8.13%
Small Cap Value Portfolio	- 24.58%
Small Cap Growth Portfolio	- 0.67%
Small Cap Equity Index Portfolio	- 17.41%
Mid Cap Value Portfolio	- 18.81%
Mid-Cap Equity Index Portfolio	- 13.20%
International Portfolio	- 11.15%
Retirement Income Portfolio	+ 0.81%
2010 Retirement Portfolio	- 0.12%
2015 Retirement Portfolio	- 1.14%
2020 Retirement Portfolio	- 2.32%
2025 Retirement Portfolio	- 3.71%
2030 Retirement Portfolio	- 5.23%
2035 Retirement Portfolio	- 6.43%
2040 Retirement Portfolio	- 7.25%
2045 Retirement Portfolio	- 7.70%
2050 Retirement Portfolio	- 8.09%
2055 Retirement Portfolio	- 8.64%
2060 Retirement Portfolio	- 8.92%
Conservative Allocation Portfolio	+ 0.02%
Moderate Allocation Portfolio	- 3.53%
Aggressive Allocation Portfolio	- 6.40%
Money Market Portfolio	+ 0.31%
Mid-Term Bond Portfolio	+ 3.73%
Bond Portfolio	+ 4.75%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Portfolio performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Portfolio’s performance for the period from January 27, 2020 (commencement of operations) to June 30, 2020, compared to its relevant index.

Following the discussions are the graphical representations of the asset allocations of each Portfolio and an illustration of each Portfolio’s operating expenses. The portfolios of each Portfolio and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Portfolios.

Sincerely,

James J. Roth

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Variable Insurance Portfolios, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

EQUITY INDEX PORTFOLIO (Unaudited)

The Equity Index Portfolio’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Portfolio’s performance for the period from January 27, 2020 (commencement of operations) to June 30, 2020, was -4.88% before expenses and -4.94% after expenses. The benchmark returned -5.08%. Note that the Equity Index Portfolio’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA PORTFOLIO (Unaudited)

The investment objective of the All America Portfolio is to outperform the S&P 500® Index (S&P 500). The All America Portfolio is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the S&P 500 of large capitalization stocks decreased by -5.08% on a total return basis, while the Russell® Midcap Core Index was down -10.61% and the Russell Midcap® Value Index was down -18.44%. The Russell 2000® Growth Index decreased -4.47% and the Russell 2000® Value Index decreased -21.77%.

The All America Portfolio’s return for the period ended June 30, 2020, before expenses was -7.92% and -8.13% after expenses versus the benchmark return of -5.08% The underperformance of the Portfolio versus the S&P 500 during the year was due to the underperformance of the small and mid capitalization segments of the Portfolio as compared to the large capitalization benchmark.

SMALL CAP VALUE PORTFOLIO (Unaudited)

The investment objective of the Small Cap Value Portfolio is capital appreciation. The Small Cap Value Portfolio generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Small Cap Value Portfolio returned -24.32% before expenses and -24.58% after expenses versus a -21.77% return for the Russell 2000® Value Index.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Industrials and REITs, while sectors detracting from Fund performance included Health Care and Finance.

SMALL CAP GROWTH PORTFOLIO (Unaudited)

The investment objective of the Small Cap Growth Portfolio is capital appreciation. The Small Cap Growth Portfolio invests in growth stocks within the small capitalization marketplace. The Portfolio returned -0.32% before expenses and -0.67% after expenses for the period from January 27, 2020 (commencement of operations) to June 30, 2020. The Portfolio’s benchmark, the Russell 2000® Growth Index, returned -4.47% for the comparable period.

Holding to our investment discipline buoyed our performance during the market downdraft of the first quarter as non-earners and highly levered companies declined sharply. As the market rallied in the second quarter, we kept pace.

For the six month period, Health Care and Technology contributed the most to our outperformance while the Consumer Discretionary and Financial sectors detracted the most from our performance. Overall stock selection was significantly positive to our performance as opposed to sector allocation.

Given fears of slowing global growth, consumer spending and consumer credit fears remain concerns for the overall equity market.

SMALL CAP EQUITY INDEX PORTFOLIO (Unaudited)

The Small Cap Equity Index Portfolio invests in the 600 stocks that comprise the S&P SmallCap 600® Index (S&P SmallCap 600). The S&P SmallCap 600 is a market-weighted index of 600 stocks traded on the New York Stock

Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P SmallCap 600’s performance directly proportional to that company’s market value.

The Small Cap Equity Index Portfolio’s return for the period from January 27, 2020 (commencement of operations) to June 30, 2020, was -17.36% before expenses and -17.41% after expenses. The return of the S&P SmallCap 600 was -17.49%. Note that the performance of the Small Cap Equity Index Portfolio includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID CAP VALUE PORTFOLIO (Unaudited)

The investment objective of the Mid Cap Value Portfolio is to outperform the Russell Midcap® Value Index. The Mid Cap Value Portfolio generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Mid Cap Value Portfolio returned -18.57% before expenses and -18.81% after expenses versus a -18.44% return for the Russell Midcap® Value Index.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Retail and REITs, while sectors detracting from Fund performance included Insurance and Energy.

MID-CAP EQUITY INDEX PORTFOLIO (Unaudited)

The Mid-Cap Equity Index Portfolio invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Portfolio’s performance for the period from January 27, 2020 (commencement of operations) to June 30, 2020, was -13.14% before expenses and -13.20% after expenses. The return of the S&P MidCap 400 was -12.92%. Note that the performance of the Mid-Cap Equity Index Portfolio includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL PORTFOLIO (Unaudited)

The International Portfolio seeks capital appreciation by investing, directly or indirectly, mainly in exchange traded Portfolios that invest in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Portfolio is invested mainly in exchange traded Portfolios that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Portfolio also has invested a small percentage of assets in exchange traded Portfolios that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

For the period January 27, 2020 (commencement of operations) to June 30, 2020, the International Portfolio returned -11.10% before expenses and -11.15% after expenses. The return of the MSCI EAFE benchmark was -11.72%. The Portfolio’s benchmark closes earlier in the day than the actual market for the Portfolio’s investments. This time lag can result in both positive and negative performance differences.

RETIREMENT INCOME PORTFOLIO (Unaudited)

The objective of the Retirement Income Portfolio is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Portfolio invests primarily in the fixed-income Portfolios of the Investment Company and also invests in two equity Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 75% of net assets in fixed-income Portfolios (approximately 30% in the Bond, 30% in the Mid-Term Bond Portfolios and 15% in the Money Market Portfolio) and approximately 25% of net assets in equity Portfolios (20% in the Equity Index Portfolio and 5% in the Mid-Cap Equity Index Portfolio).

Performance for the Retirement Income Portfolio is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (60% weighting), the FTSE 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Portfolio returned 0.85% before expenses and 0.81% after expenses, versus a 2.39% return in the weighted benchmark.

2010 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2010 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2010. The 2010 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 75% of net assets in fixed-income Portfolios (approximately 30% in the Bond Portfolio, 30% in the Mid-Term Bond Portfolio and 15% in the Money Market Portfolio) and approximately 25% of net assets in equity Portfolios (20% in the Equity Index Portfolio and 5% in the Mid-Cap Equity Index Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2010 Retirement Portfolio is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (60% weighting), the FTSE 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Portfolio returned -0.10% before expenses and -0.12% after expenses, versus a 2.39% return in the weighted benchmark.

2015 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2015 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2015. The 2015 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 65% of net assets in fixed-income Portfolios (30% in the Bond Portfolio, 25% in the Mid-Term Bond Portfolio and 10% in the Money Market Portfolio) and approximately 35% of net assets in equity Portfolios (approximately 22% in the Equity Index Portfolio, 8% in the Mid-Cap Equity Index Portfolio and 5% in the International Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2015 Retirement Portfolio is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (55% weighting), the FTSE 3-Month Treasury Bill Index (10% weighting) and the S&P 500® Index (35% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Portfolio returned -1.11% before expenses and -1.14% after expenses, versus a 1.78% return in the weighted benchmark.

2020 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2020 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 45% of net assets in equity Portfolios (approximately 25% in the Equity Index Portfolio, 10% in the Mid-Cap Equity Index Portfolio, 8% in the International Portfolio and 1% each in the Small Cap Growth and Small Cap Value Portfolios) and approximately 55% of net assets in fixed-income Portfolios (28% in the Bond Portfolio, 22% in the Mid-Term Bond Portfolio and 5% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2020 Retirement Portfolio is compared to the S&P 500® Index (45% weighting), the FTSE 3-Month Treasury Bill Index (5% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (50% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Portfolio returned -2.29% before expenses and -2.32% after expenses, versus a 1.09% return in the weighted benchmark.

2025 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2025 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 55% of net assets in equity Portfolios (approximately 29% in the Equity Index Portfolio, 12% in the Mid-Cap Equity Index Portfolio, 10% in the International Portfolio and 2% each in the Small Cap Growth and Small Cap Value Portfolios) and approximately 45% of net assets in fixed-income Portfolios (27% in the Bond Portfolio and 18% in the Mid-Term Bond Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2025 Retirement Portfolio is compared to the S&P 500® Index (55% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (45% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Portfolio returned -3.68% before expenses and -3.71% after expenses, versus a 0.32% return in the weighted benchmark.

2030 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2030 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 67% of net assets in equity Portfolios (approximately 33% in the Equity Index Portfolio, 16% in the Mid-Cap Equity Index Portfolio, 12% in the International Portfolio and 3% each in the Small Cap Growth and Small Cap Value Portfolios) and approximately 33% of net assets in fixed-income Portfolios (23% in the Bond Portfolio and 10% in the Mid-Term Bond Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2030 Retirement Portfolio is compared to the S&P 500® Index (67% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (33% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Portfolio returned -5.20% before expenses and -5.23% after expenses, versus a -0.97% return in the weighted benchmark.

2035 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2035 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 77% of net assets in equity Portfolios (approximately 35% in the Equity Index Portfolio, 18% in the Mid-Cap Equity Index Portfolio, 15% in the International Portfolio, 4% each in the Small Cap Growth and Small Cap Value Portfolios and 1% in the Small-Cap Equity Index Portfolio) and approximately 23% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2035 Retirement Portfolio is compared to the S&P 500® Index (77% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (23% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Portfolio returned -6.40% before expenses and -6.43% after expenses, versus a -2.12% return in the weighted benchmark.

2040 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2040 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 84% of net assets in equity Portfolios (approximately 35% in the Equity Index Portfolio, 21% in the Mid-Cap Equity Index Portfolio, 18% in the International Portfolio, 4% each in the Small Cap Growth and Small Cap Value Portfolios and 2% in the Small-Cap Equity Index Portfolio) and approximately 16% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2040 Retirement Portfolio is compared to the S&P 500® Index (84% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (16% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Portfolio returned -7.22% before expenses and -7.25% after expenses, versus a -2.98% return in the weighted benchmark.

2045 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2045 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 86% of net assets in equity Portfolios (approximately 35% in the Equity Index Portfolio, 21% in the Mid-Cap Equity Index Portfolio, 18% in the International Portfolio, 5% each in the Small Cap Growth and Small Cap Value Portfolios and 2% in the Small-Cap Equity Index Portfolio) and approximately 14% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2045 Retirement Portfolio is compared to the S&P 500® Index (86% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (14% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Portfolio returned -7.67% before expenses and -7.70% after expenses, versus a -3.23% return in the weighted benchmark.

2050 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2050 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 88% of net assets in equity Portfolios (approximately 34% in the Equity Index Portfolio, 22% in the Mid-Cap Equity Index Portfolio, 19% in the International Portfolio, 5% each in the Small Cap Growth and Small Cap Value Portfolios and 3% in the Small-Cap Equity Index Portfolio) and approximately 12% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2050 Retirement Portfolio is compared to the S&P 500® Index (88% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (12% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Portfolio returned -8.06% before expenses and -8.09% after expenses, versus a -3.49% return in the weighted benchmark.

2055 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2055 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2055. The 2055 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 90% of net assets in equity Portfolios (approximately 34% in the Equity Index Portfolio, 22% in the Mid-Cap Equity Index Portfolio, 19% in the International Portfolio, 6% each in the Small Cap Growth and Small Cap Value Portfolios and 3% in the Small-Cap Equity Index Portfolio) and approximately 10% of net assets in the Bond Portfolio (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2055 Retirement Portfolio is compared to the S&P 500® Index (90% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (10% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Portfolio returned -8.59% before expenses and -8.64% after expenses, versus a -3.74% return in the weighted benchmark.

2060 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2060 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2060. The 2060 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 92% of net assets in equity Portfolios (approximately 33% in the Equity Index Portfolio, 23% in the Mid-Cap Equity Index Portfolio, 20% in the International Portfolio, 6% each in the Small Cap Growth and Small Cap Value Portfolios and 4% in the Small-Cap Equity Index Portfolio) and approximately 8% of net assets in the Bond (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2020).

Performance for the 2060 Retirement Portfolio is compared to the S&P 500® Index (92% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (8% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Portfolio returned -8.90% before expenses and -8.92% after expenses, versus a -4.01% return in the weighted benchmark.

CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Conservative Allocation Portfolio is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Portfolio invests primarily in the fixed-income Portfolios of the Investment Company and also invests in the equity Portfolios of the Investment Company. The Conservative Allocation Portfolio’s target allocation is approximately 65% of net assets in fixed-income Portfolios (approximately 30% in the Bond Portfolio and 35% in the Mid-Term Bond Portfolio) and approximately 35% of net assets in equity Portfolios (approximately 25% in the Equity Index Portfolio, 5% in the Mid-Cap Equity Index Portfolio and 5% in the International Portfolio).

Performance for the Conservative Allocation Portfolio is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (65% weighting) and the S&P 500® Index (35% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Conservative Allocation Portfolio returned 0.03% before expenses and 0.02% after expenses, versus a 2.21% return in the weighted benchmark.

MODERATE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Moderate Allocation Portfolio is capital appreciation and current income. The Moderate Allocation Portfolio invests in the equity and fixed-income Portfolios of the Investment Company. The Moderate Allocation Portfolio’s target allocation is approximately 60% of net assets in equity Portfolios (approximately 35% of its net assets in the Equity Index Portfolio, 15% in the Mid-Cap Equity Index Portfolio and 10% in the International Portfolio) and approximately 40% of net assets in fixed-income Portfolios (approximately 25% of its net assets in the Bond Portfolio and approximately 15% of its net assets in the Mid-Term Bond Portfolio).

Performance for the Moderate Allocation Portfolio is compared to the S&P 500® Index (60% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (40% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Moderate Allocation Portfolio returned -3.52% before expenses and -3.53% after expenses, versus a -0.20% return for the weighted benchmark.

AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Aggressive Allocation Portfolio is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Portfolio invests in the equity and fixed-income Portfolios of the Investment Company. The Aggressive Allocation Portfolio’s target allocation is approximately 80% of net assets in equity Portfolios (approximately 35% of its net assets in the Equity Index Portfolio, 20% in the Mid-Cap Equity Index Portfolio, 5% each in the Small Cap Value Portfolio and Small Cap Growth Portfolios and 15% in the International Portfolio) and approximately 20% of net assets in the Bond Portfolio.

Performance for the Aggressive Allocation Portfolio is compared to the S&P 500® Index (80% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (20% weighting). For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Aggressive Allocation Portfolio returned -6.39% before expenses and -6.40% after expenses, versus a -2.49% return for the weighted benchmark.

MONEY MARKET PORTFOLIO (Unaudited)

The Money Market Portfolio’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Money Market Portfolio returned 0.40% before expenses and 0.31% after expenses, compared to a 0.42% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

Early in the year the Federal Reserve governors (the Fed) had telegraphed a neutral stance with respect to adjustments to the Fed Funds target. The emergence and economic impact of the Covid-19 virus quickly changed those plans as the Fed lowered rates twice, an inter-meeting cut of 50 basis points on March 3 and a 100 basis points, or 1.00% easing on March 15. This action returned the target range to 0-0.25%, a level first seen during the Global Financial Crisis of 2008-2009. Additionally, The Fed has implemented eleven programs since March designed to facilitate market liquidity. These programs are independent of the Fed’s commitment to buy Treasuries and mortgage-backed securities. The effect of these measures was the growth of the Fed’s balance sheet from $4.2 trillion in late February to $7.1 trillion in late June and the collapse of the three month Treasury-bill yield from about 1.50% in January to 0.13% at the end of June with a brief period in late March when it yielded less than 0%.

The Portfolio’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On June 30, 2020, the Portfolio held 25% U.S. Treasury Bills, 13% U.S. agency discount notes and the remainder in commercial paper and corporate bonds with less than three months to maturity. The average maturity was 38 days.

The seven-day effective yield as of August 11, 2020, was -0.04%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Portfolio.

MID-TERM BOND PORTFOLIO (Unaudited)

The Mid-Term Bond Portfolio seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The portfolio continues to emphasize corporate issues, particularly BBB-rated bonds, in order to capture incremental income. The Portfolio will continue to focus on income, rather than market volatility, to achieve superior returns over market cycles. The objective of the Portfolio is to maintain a maturity profile similar to that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index benchmark. To achieve the duration target, intermediate corporate and U.S. Treasury maturities are emphasized. In addition, the Portfolio’s corporate positions will remain highly diversified in order to help shield the portfolio from any credit risks.

For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Mid-Term Bond Portfolio returned 3.94% before expenses and 3.73% after expenses versus a 4.42% return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index during the same period. The Portfolio’s shorter duration relative to the benchmark contributed to the underperformance.

BOND PORTFOLIO (Unaudited)

The Bond Portfolio’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Portfolio include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, with an overweighting of BBB-rated issuers. To achieve the duration target, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events. Few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

For the period from January 27, 2020 (commencement of operations) to June 30, 2020, the Bond Fund returned 4.96% before expenses and 4.75% after expenses. The benchmark returned 4.78% during the same time frame. All the asset classes represented in the Index delivered positive results during the period. In general, higher quality bonds outperformed lower and those with longer maturities outperformed shorter. Much of that was driven by the decrease in interest rates as Treasuries performed best. The Fund’s relative outperformance was driven primarily by its exposure to intermediate and long-dated Treasuries and in its underweight position in long-dated BBB securities.

Early in the year the Federal Reserve governors (the Fed) had telegraphed a neutral stance with respect to adjustments to the Fed Funds target. The emergence and economic impact of the Covid-19 virus quickly changed those plans as the Fed lowered rates twice, an inter-meeting cut of 50 basis points on March 3 and a 100 basis points, or 1.00% easing on March 15. This action returned the target range to 0-0.25%, a level first seen during the Global Financial Crisis of 2008-2009. Additionally, The Fed has implemented eleven programs since March designed to facilitate market liquidity. These programs are independent of the Fed’s commitment to buy Treasuries and mortgage-backed securities. The effect of these measures was the growth of the Fed’s balance sheet from $4.2 trillion in late February to $7.1 trillion in late June and the collapse of the three month Treasury-bill yield from about 1.50% in January to 0.13% at the end of June with a brief period in late March when it yielded less than 0%.

Interest rates traded with a slight downward bias for the first six weeks of the year. In March however, concerns about the strength of the Covid-19 economy and the collapse in crude oil prices served to quickly push yields to all-time lows. On March 9, for example, the thirty-year Treasury yield was less than 1%. Federal Reserve cuts of the Fed Funds target had a visible effect on the shape of the interest rate curve. As would be expected with these actions by the Fed, the curve steepened as yields on short-dated Treasuries fell more than did the yields of long-dated Treasuries. Two-year Treasury Notes yielded 1.57% on December 31, 2019 and 0.15% on June 30, 2020, a 142 basis point drop. Ten-year yields fell 126 basis points or 1.26% to 0.66%. The thirty-year bond yield fell the least with a 98 basis point drop to 1.41%.

Investment grade spreads ended 2019 at close to post-economic crisis tights. Much like Treasury yields, spreads moved without much direction through mid-February. Then, spreads which usually widen as conditions worsen did just that. By March 23, investment grade corporate bond spreads had widened to levels not seen since 2009. Spreads on bonds maturing in less than a year were greater than those of longer paper, a sign of market disfunction. It was about that time the Fed instituted several of the programs designed to restore liquidity and confidence to the market. It was met with some success as, by June 30, corporate spreads had recovered about half the widening of the January through March period.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2020 (Unaudited)

Equity Index Portfolio

All America Portfolio

Small Cap Value Portfolio

Small Cap Growth Portfolio

Small Cap Equity Index Portfolio

Mid Cap Value Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2020 (Unaudited) (Continued)

Mid-Cap Equity Index Portfolio

International Portfolio

Retirement Income Portfolio

2010 Retirement Portfolio

2015 Retirement Portfolio

2020 Retirement Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2020 (Unaudited) (Continued)

2025 Retirement Portfolio

2030 Retirement Portfolio

2035 Retirement Portfolio

2040 Retirement Portfolio

2045 Retirement Portfolio

2050 Retirement Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2020 (Unaudited) (Continued)

2055 Retirement Portfolio

2060 Retirement Portfolio

Conservative Allocation Portfolio

Moderate Allocation Portfolio

Aggressive Allocation Portfolio

Money Market Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2020 (Unaudited) (Continued)

Mid-Term Bond Portfolio

Bond Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Variable Insurance Portfolios, you incur ongoing costs, including management fees and other Portfolio expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Portfolios’ Adviser, has contractually agreed to reimburse the Portfolios’ expenses to the extent that the Total Annual Operating Expenses exceed the rate in the table below (excluding any Acquired Fund Fees, as applicable, and any extraordinary expenses that may arise and charges incurred in trading portfolio securities) from inception of the Portfolios through April 30, 2023. From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for succeeding 12 month periods thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Total Annual Portfolio Operating Expenses after Expense Reimbursement through April 30, 2023

Equity Index Portfolio	0.14%
All America Portfolio	0.52%
Small Cap Value Portfolio	0.81%
Small Cap Growth Portfolio	0.81%
Small Cap Equity Index Portfolio	0.15%
Mid Cap Value Portfolio	0.65%
Mid-Cap Equity Index Portfolio	0.14%
International Portfolio	0.13%
Retirement Income Portfolio	0.08%
2010 Retirement Portfolio	0.05%
2015 Retirement Portfolio	0.07%
2020 Retirement Portfolio	0.07%
2025 Retirement Portfolio	0.06%
2030 Retirement Portfolio	0.06%
2035 Retirement Portfolio	0.07%
2040 Retirement Portfolio	0.07%
2045 Retirement Portfolio	0.07%
2050 Retirement Portfolio	0.07%
2055 Retirement Portfolio	0.11%
2060 Retirement Portfolio	0.05%
Conservative Allocation Portfolio	0.02%
Moderate Allocation Portfolio	0.02%
Aggressive Allocation Portfolio	0.02%
Money Market Portfolio	0.20%
Mid-Term Bond Portfolio	0.45%
Bond Portfolio	0.45%

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual Portfolios. The Example is based on an investment of $1,000 invested at January 1, 2020 and held for the entire period ending June 30, 2020 under the expense reimbursement agreement in effect during that period as described above.

The estimate of expenses does not include fees and charges associated with your variable annuity contract or variable life insurance policy. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio with other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America Portfolios, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Variable Insurance Portfolios do not charge.

Equity Index Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$942.64	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$0.75

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

All America Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$905.87	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$2.71

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$719.64	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.12

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$992.16	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.12

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Equity Index Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$799.98	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$0.75

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid Cap Value Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$784.18	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.37
*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Cap Equity Index Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$847.71	$0.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$0.75

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

International Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$871.12	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$1.86

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.37% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Retirement Income Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$1,009.45	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.16

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.43% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2010 Retirement Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$998.61	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$1.96

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.39% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2015 Retirement Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$986.68	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.47	$2.06

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.41% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2020 Retirement Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$972.93	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.01

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.40% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2025 Retirement Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$956.84	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$1.91

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.38% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2030 Retirement Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$939.26	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	$1.81

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2035 Retirement Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$925.33	$1.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.78	$1.76

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2040 Retirement Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$915.87	$1.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$1.76

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2045 Retirement Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$910.80	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	$1.81

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2050 Retirement Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$906.31	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	$1.81

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2055 Retirement Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$899.97	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$2.11

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.42% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2060 Retirement Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$896.75	$1.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.83	$1.71

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Conservative Allocation Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$1,000.30	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$1.91

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.38% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Moderate Allocation Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$958.97	$1.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.98	$1.56

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.31% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Aggressive Allocation Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$925.76	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.03	$1.51

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.30% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Money Market Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$1,003.57	$1.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.06

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Term Bond Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$1,043.69	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.31

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Bond Portfolio
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period* January 1, 2020 to June 30, 2020
Actual	$1,000.00	$1,055.67	$2.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.31

*

The Portfolio commenced operations on January 27, 2020. Expenses are equal to the Portfolio’s annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.5%)
Activision Blizzard, Inc.	2,585	$196,201
Alphabet, Inc. Cl A*	996	1,412,378
Alphabet, Inc. Cl C*	972	1,374,029
AT&T, Inc.	23,895	722,346
CenturyLink, Inc.	3,292	33,019
Charter Communications, Inc. Cl A*	509	259,610
Comcast Corp. Cl A	15,211	592,925
Discovery, Inc. Cl A*	531	11,204
Discovery, Inc. Cl C*	1,056	20,339
DISH Network Corp. Cl A*	845	29,161
Electronic Arts, Inc.*	964	127,296
Facebook, Inc. Cl A*	7,904	1,794,761
Fox Corp. Cl A	1,155	30,977
Fox Corp. Cl B	539	14,467
Interpublic Group of Cos., Inc.	1,319	22,634
Live Nation Entertainment, Inc.*	480	21,278
Netflix, Inc.*	1,461	664,813
News Corp. Cl A	1,287	15,264
News Corp. Cl B	405	4,840
Omnicom Group, Inc.	727	39,694
Take-Two Interactive Software, Inc.*	381	53,176
T-Mobile US, Inc.*	1,899	197,781
T-Mobile US, Inc. — rights issue exp. 07/31/2020*	1,273	214
Twitter, Inc.*	2,583	76,948
Verizon Communications, Inc.	13,861	764,157
ViacomCBS, Inc. Cl B	1,813	42,279
Walt Disney Co.	6,017	670,956

		9,192,747

CONSUMER DISCRETIONARY (10.5%)
Advance Auto Parts, Inc.	230	32,763
Amazon.com, Inc.*	1,390	3,834,760
Aptiv PLC	893	69,583
AutoZone, Inc.*	78	87,993
Best Buy Co., Inc.	756	65,976
Booking Hldgs., Inc.*	136	216,558
BorgWarner, Inc.	685	24,181
CarMax, Inc.*	563	50,417
Carnival Corp.	1,586	26,042
Chipotle Mexican Grill, Inc. Cl A*	85	89,451
Darden Restaurants, Inc.	434	32,884
Dollar General Corp.	844	160,790
Dollar Tree, Inc.*	788	73,032
Domino’s Pizza, Inc.	130	48,027
DR Horton, Inc.	1,126	62,437
eBay, Inc.	2,235	117,226
Expedia Group, Inc.	451	37,072
Ford Motor Co.	13,265	80,651
Gap, Inc.	703	8,872
Garmin Ltd.	484	47,190
General Motors Co.	4,197	106,184
Genuine Parts Co.	484	42,089
H&R Block, Inc.	651	9,296
Hanesbrands, Inc.	1,168	13,187
Hasbro, Inc.	427	32,004

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hilton Worldwide Hldgs., Inc.	923	$67,794
Home Depot, Inc.	3,620	906,846
Kohl’s Corp.	522	10,842
L Brands, Inc.	794	11,886
Las Vegas Sands Corp.	1,111	50,595
Leggett & Platt, Inc.	441	15,501
Lennar Corp. Cl A	932	57,430
LKQ Corp.*	1,007	26,383
Lowe’s Cos., Inc.	2,533	342,259
Marriott International, Inc. Cl A	901	77,243
McDonald’s Corp.	2,492	459,699
MGM Resorts International	1,647	27,670
Mohawk Industries, Inc.*	197	20,047
Newell Brands, Inc.	1,268	20,136
NIKE, Inc. Cl B	4,149	406,809
Norwegian Cruise Line Hldgs. Ltd.*	863	14,179
NVR, Inc.*	11	35,846
O’Reilly Automotive, Inc.*	247	104,152
PulteGroup, Inc.	853	29,028
PVH Corp.	236	11,340
Ralph Lauren Corp. Cl A	162	11,748
Ross Stores, Inc.	1,180	100,583
Royal Caribbean Cruises Ltd.	579	29,124
Starbucks Corp.	3,896	286,707
Tapestry, Inc.	903	11,992
Target Corp.	1,644	197,165
Tiffany & Co.	362	44,142
TJX Cos., Inc.	3,949	199,661
Tractor Supply Co.	387	51,003
Ulta Beauty, Inc.*	191	38,853
Under Armour, Inc. Cl A*	632	6,156
Under Armour, Inc. Cl C*	654	5,781
VF Corp.	1,069	65,145
Whirlpool Corp.	207	26,813
Wynn Resorts Ltd.	321	23,911
Yum! Brands, Inc.	1,008	87,605

		9,250,739

CONSUMER STAPLES (6.7%)
Altria Group, Inc.	6,245	245,116
Archer-Daniels-Midland Co.	1,852	73,895
Brown-Forman Corp. Cl B	609	38,769
Campbell Soup Co.	560	27,793
Church & Dwight Co., Inc.	818	63,231
Clorox Co.	414	90,819
Coca-Cola Co.	12,921	577,310
Colgate-Palmolive Co.	2,817	206,374
Conagra Brands, Inc.	1,608	56,553
Constellation Brands, Inc. Cl A	561	98,147
Costco Wholesale Corp.	1,462	443,293
Coty, Inc. Cl A	945	4,224
Estee Lauder Cos., Inc. Cl A	744	140,378
General Mills, Inc.	2,013	124,102
Hershey Co.	493	63,903
Hormel Foods Corp.	925	44,650
J M Smucker Co.	379	40,102

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Kellogg Co.	835	$55,160
Kimberly-Clark Corp.	1,134	160,291
Kraft Heinz Co.	2,079	66,299
Kroger Co.	2,633	89,127
Lamb Weston Hldgs., Inc.	481	30,750
McCormick & Co., Inc.	412	73,917
Molson Coors Brewing Co. Cl B	632	21,716
Mondelez International, Inc. Cl A	4,740	242,356
Monster Beverage Corp.*	1,241	86,026
PepsiCo, Inc.	4,595	607,735
Philip Morris International, Inc.	5,197	364,102
Procter & Gamble Co.	8,149	974,376
Sysco Corp.	1,672	91,392
Tyson Foods, Inc. Cl A	982	58,635
Walgreens Boots Alliance, Inc.	2,424	102,753
Walmart, Inc.	4,685	561,169

		5,924,463

ENERGY (2.8%)
Apache Corp.	1,253	16,916
Baker Hughes, a GE Co. Cl A	2,227	34,274
Cabot Oil & Gas Corp.	1,345	23,107
Chevron Corp.	6,238	556,617
Concho Resources, Inc.	656	33,784
ConocoPhillips	3,603	151,398
Devon Energy Corp.	1,269	14,390
Diamondback Energy, Inc.	531	22,206
EOG Resources, Inc.	1,929	97,723
Exxon Mobil Corp.	14,174	633,861
Halliburton Co.	2,934	38,083
Hess Corp.	861	44,608
HollyFrontier Corp.	502	14,658
Kinder Morgan, Inc.	6,466	98,089
Marathon Oil Corp.	2,631	16,102
Marathon Petroleum Corp.	2,169	81,077
National Oilwell Varco, Inc.	1,317	16,133
Noble Energy, Inc.	1,579	14,148
Occidental Petroleum Corp.	2,953	54,040
ONEOK, Inc.	1,473	48,933
Phillips 66	1,455	104,615
Pioneer Natural Resources Co.	548	53,540
Schlumberger Ltd.	4,693	86,304
TechnipFMC PLC	1,415	9,679
Valero Energy Corp.	1,380	81,172
Williams Cos., Inc.	4,008	76,232

		2,421,689

FINANCIALS (12.3%)
Aflac, Inc.	2,395	86,292
Allstate Corp.	1,045	101,355
American Express Co.	2,205	209,916
American International Group, Inc.	2,888	90,048
Ameriprise Financial, Inc.	413	61,967
Aon PLC Cl A	769	148,109
Arthur J. Gallagher & Co.	639	62,296
Assurant, Inc.	201	20,761

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Bank of America Corp.	26,256	$623,580
Bank of New York Mellon Corp.	2,719	105,089
Berkshire Hathaway, Inc. Cl B*	6,491	1,158,708
BlackRock, Inc. Cl A	518	281,839
Capital One Financial Corp.	1,527	95,575
Cboe Global Markets, Inc.	372	34,700
Charles Schwab Corp.	3,884	131,046
Chubb Ltd.	1,508	190,943
Cincinnati Financial Corp.	504	32,271
Citigroup, Inc.	7,041	359,795
Citizens Financial Group, Inc.	1,454	36,699
CME Group, Inc. Cl A	1,202	195,373
Comerica, Inc.	476	18,136
Discover Financial Svcs.	1,026	51,392
E*TRADE Financial Corp.	741	36,850
Everest Re Group Ltd.	134	27,631
Fifth Third Bancorp	2,426	46,773
First Republic Bank	579	61,368
Franklin Resources, Inc.	924	19,376
Globe Life, Inc.	331	24,570
Goldman Sachs Group, Inc.	1,038	205,130
Hartford Financial Svcs. Group, Inc.	1,203	46,376
Huntington Bancshares, Inc.	3,435	31,035
Intercontinental Exchange, Inc.	1,826	167,262
Invesco Ltd.	1,243	13,375
iShares Core S&P 500 ETF	6,842	2,118,899
JPMorgan Chase & Co.	10,215	960,823
KeyCorp.	3,339	40,669
Lincoln National Corp.	658	24,208
Loews Corp.	802	27,501
M&T Bank Corp.	437	45,435
MarketAxess Hldgs., Inc.	125	62,615
Marsh & McLennan Cos., Inc.	1,703	182,851
MetLife, Inc.	2,604	95,098
Moody’s Corp.	535	146,981
Morgan Stanley	4,008	193,586
MSCI, Inc. Cl A	280	93,470
Nasdaq, Inc.	383	45,757
Northern Trust Corp.	701	55,617
People’s United Financial, Inc.	1,441	16,672
PNC Financial Svcs. Group, Inc.	1,440	151,502
Principal Financial Group, Inc.	865	35,932
Progressive Corp.	1,962	157,176
Prudential Financial, Inc.	1,330	80,997
Raymond James Financial, Inc.	409	28,152
Regions Financial Corp.	3,253	36,173
S&P Global, Inc.	808	266,220
State Street Corp.	1,188	75,497
SVB Financial Group*	172	37,071
Synchrony Financial	1,809	40,087
T. Rowe Price Group, Inc.	767	94,725
Travelers Cos., Inc.	840	95,802
Truist Financial Corp.	4,541	170,515
U.S. Bancorp	4,618	170,035
Unum Group	690	11,447
W R Berkley Corp.	470	26,926

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Wells Fargo & Co.	12,549	$321,254
Willis Towers Watson PLC	427	84,098
Zions Bancorporation	553	18,802

		10,788,229

HEALTH CARE (14.2%)
Abbott Laboratories	5,871	536,786
AbbVie, Inc.	5,902	579,458
ABIOMED, Inc.*	149	35,992
Agilent Technologies, Inc.	1,030	91,021
Alexion Pharmaceuticals, Inc.*	730	81,935
Align Technology, Inc.*	237	65,042
AmerisourceBergen Corp. Cl A	493	49,680
Amgen, Inc.	1,960	462,286
Anthem, Inc.	831	218,536
Baxter International, Inc.	1,691	145,595
Becton Dickinson & Co.	981	234,724
Biogen, Inc.*	537	143,674
Bio-Rad Laboratories, Inc. Cl A*	71	32,056
Boston Scientific Corp.*	4,759	167,089
Bristol-Myers Squibb Co.	7,613	447,644
Cardinal Health, Inc.	974	50,833
Centene Corp.*	1,950	123,923
Cerner Corp.	1,009	69,167
Cigna Corp.	1,212	227,432
Cooper Cos., Inc.	162	45,950
CVS Health Corp.	4,353	282,814
Danaher Corp.	2,103	371,873
DaVita, Inc.*	282	22,317
DENTSPLY SIRONA, Inc.	727	32,032
DexCom, Inc.*	306	124,052
Edwards Lifesciences Corp.*	2,042	141,123
Eli Lilly & Co.	2,832	464,958
Gilead Sciences, Inc.	4,160	320,070
HCA Healthcare, Inc.	883	85,704
Henry Schein, Inc.*	473	27,618
Hologic, Inc.*	854	48,678
Humana, Inc.	428	165,957
IDEXX Laboratories, Inc.*	282	93,105
Illumina, Inc.*	484	179,249
Incyte Corp.*	588	61,134
Intuitive Surgical, Inc.*	388	221,094
IQVIA Hldgs., Inc.*	591	83,851
Johnson & Johnson	8,800	1,237,544
Laboratory Corp. of America Hldgs.*	324	53,820
McKesson Corp.	536	82,233
Medtronic PLC	4,478	410,633
Merck & Co., Inc.	8,467	654,753
Mettler-Toledo International, Inc.*	80	64,444
Mylan NV*	1,744	28,044
PerkinElmer, Inc.	371	36,391
Perrigo Co. PLC	454	25,093
Pfizer, Inc.	18,534	606,062
Quest Diagnostics, Inc.	445	50,712
Regeneron Pharmaceuticals, Inc.*	332	207,052
ResMed, Inc.	484	92,928

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
STERIS PLC	284	$43,577
Stryker Corp.	1,077	194,065
Teleflex, Inc.	153	55,689
Thermo Fisher Scientific, Inc.	1,312	475,390
UnitedHealth Group, Inc.	3,133	924,078
Universal Health Svcs., Inc. Cl B	259	24,059
Varian Medical Systems, Inc.*	305	37,369
Vertex Pharmaceuticals, Inc.*	856	248,505
Waters Corp.*	211	38,064
West Pharmaceutical Svcs., Inc.	246	55,884
Zimmer Biomet Hldgs., Inc.	688	82,120
Zoetis, Inc. Cl A	1,597	218,853

		12,481,814

INDUSTRIALS (7.8%)
3M Co.	1,926	300,437
A O Smith Corp.	456	21,487
Alaska Air Group, Inc.	407	14,758
Allegion PLC	308	31,484
American Airlines Group, Inc.	1,648	21,539
AMETEK, Inc.	773	69,083
Boeing Co.	1,805	330,857
Carrier Global Corp.	2,690	59,772
Caterpillar, Inc.	1,823	230,610
CH Robinson Worldwide, Inc.	449	35,498
Cintas Corp.	282	75,114
Copart, Inc.*	694	57,789
CSX Corp.	2,566	178,953
Cummins, Inc.	496	85,937
Deere & Co.	1,052	165,322
Delta Air Lines, Inc.	1,906	53,463
Dover Corp.	482	46,542
Eaton Corp. PLC	1,334	116,698
Emerson Electric Co.	2,002	124,184
Equifax, Inc.	406	69,783
Expeditors International of Washington, Inc.	562	42,735
Fastenal Co.	1,925	82,467
FedEx Corp.	804	112,737
Flowserve Corp.	435	12,406
Fortive Corp.	985	66,645
Fortune Brands Home & Security, Inc.	468	29,919
General Dynamics Corp.	778	116,280
General Electric Co.	29,183	199,320
Honeywell International, Inc.	2,360	341,232
Howmet Aerospace, Inc.	1,299	20,589
Huntington Ingalls Industries, Inc.	136	23,731
IDEX Corp.	252	39,826
IHS Markit Ltd.	1,506	113,703
Illinois Tool Works, Inc.	958	167,506
Ingersoll Rand, Inc.*	1,159	32,591
Jacobs Engineering Group, Inc.	431	36,549
JB Hunt Transport Svcs., Inc.	286	34,417
Johnson Controls International PLC	2,494	85,145
Kansas City Southern	317	47,325

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
L-3 Harris Technologies, Inc.	727	$123,350
Lockheed Martin Corp.	821	299,599
Masco Corp.	888	44,586
Nielsen Hldgs. PLC	1,194	17,743
Norfolk Southern Corp.	861	151,166
Northrop Grumman Corp.	518	159,254
Old Dominion Freight Line, Inc.	318	53,930
Otis Worldwide Corp.	1,351	76,818
PACCAR, Inc.	1,163	87,051
Parker-Hannifin Corp.	427	78,256
Pentair PLC	556	21,122
Quanta Svcs., Inc.	458	17,967
Raytheon Technologies Corp.	4,970	306,251
Republic Svcs., Inc. Cl A	696	57,107
Robert Half International, Inc.	387	20,445
Rockwell Automation, Inc.	385	82,005
Rollins, Inc.	471	19,966
Roper Technologies, Inc.	348	135,114
Snap-on, Inc.	181	25,070
Southwest Airlines Co.	1,798	61,456
Stanley Black & Decker, Inc.	516	71,920
Teledyne Technologies, Inc.*	124	38,558
Textron, Inc.	768	25,275
Trane Technologies PLC	796	70,828
TransDigm Group, Inc.	167	73,822
Union Pacific Corp.	2,287	386,663
United Airlines Hldgs., Inc.*	855	29,592
United Parcel Svc., Inc. Cl B	2,339	260,050
United Rentals, Inc.*	239	35,621
Verisk Analytics, Inc. Cl A	537	91,397
Waste Management, Inc.	1,290	136,624
Westinghouse Air Brake Technologies Corp.	607	34,945
WW Grainger, Inc.	144	45,239
Xylem, Inc.	597	38,781

		6,872,004

INFORMATION TECHNOLOGY (26.8%)
Accenture PLC Cl A	2,130	457,354
Adobe, Inc.*	1,597	695,190
Advanced Micro Devices, Inc.*	3,875	203,864
Akamai Technologies, Inc.*	535	57,293
Amphenol Corp. Cl A	987	94,564
Analog Devices, Inc.	1,234	151,338
ANSYS, Inc.*	284	82,851
Apple, Inc.	13,613	4,966,022
Applied Materials, Inc.	3,026	182,922
Arista Networks, Inc.*	181	38,015
Autodesk, Inc.*	727	173,891
Automatic Data Processing, Inc.	1,440	214,402
Broadcom, Inc.	1,335	421,339
Broadridge Financial Solutions, Inc.	386	48,709
Cadence Design Systems, Inc.*	933	89,531
CDW Corp.	473	54,953
Cisco Systems, Inc.	14,199	662,241
Citrix Systems, Inc.	387	57,241

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Cognizant Technology Solutions Corp. Cl A	1,807	$102,674
Corning, Inc.	2,558	66,252
DXC Technology Co.	831	13,711
F5 Networks, Inc.*	205	28,593
Fidelity National Information Svcs., Inc.	2,060	276,225
Fiserv, Inc.*	1,892	184,697
FleetCor Technologies, Inc.*	279	70,177
FLIR Systems, Inc.	438	17,770
Fortinet, Inc.*	452	62,046
Gartner, Inc.*	298	36,156
Global Payments, Inc.	1,018	172,673
Hewlett Packard Enterprise Co.	4,254	41,391
HP, Inc.	4,698	81,886
Intel Corp.	14,137	845,817
International Business Machines Corp.	2,965	358,083
Intuit, Inc.	868	257,093
IPG Photonics Corp.*	118	18,926
Jack Henry & Associates, Inc.	258	47,480
Juniper Networks, Inc.	1,109	25,352
Keysight Technologies, Inc.*	623	62,786
KLA Corp.	519	100,935
Lam Research Corp.	483	156,231
Leidos Hldgs., Inc.	450	42,152
Mastercard, Inc. Cl A	2,945	870,837
Maxim Integrated Products, Inc.	893	54,125
Microchip Technology, Inc.	818	86,144
Micron Technology, Inc.*	3,632	187,121
Microsoft Corp.	25,317	5,152,263
Motorola Solutions, Inc.	565	79,173
NetApp, Inc.	726	32,213
NortonLifeLock, Inc.	1,788	35,456
NVIDIA Corp.	2,025	769,318
Oracle Corp.	7,002	387,001
Paychex, Inc.	1,062	80,447
Paycom Software, Inc.*	160	49,557
PayPal Hldgs., Inc.*	3,938	686,118
Qorvo, Inc.*	382	42,222
QUALCOMM, Inc.	3,759	342,858
Salesforce.com, Inc.*	2,990	560,117
Seagate Technology PLC	742	35,920
ServiceNow, Inc.*	631	255,593
Skyworks Solutions, Inc.	563	71,985
Synopsys, Inc.*	505	98,475
TE Connectivity Ltd.	1,104	90,031
Texas Instruments, Inc.	3,062	388,782
Tyler Technologies, Inc.*	133	46,135
VeriSign, Inc.*	340	70,322
Visa, Inc. Cl A	5,623	1,086,195
Western Digital Corp.	965	42,605
Western Union Co.	1,381	29,857
Xerox Hldgs. Corp.	614	9,388
Xilinx, Inc.	820	80,680
Zebra Technologies Corp. Cl A*	179	45,815

		23,487,579

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (2.5%)
Air Products & Chemicals, Inc.	739	$178,439
Albemarle Corp.	354	27,332
Amcor PLC	5,221	53,306
Avery Dennison Corp.	279	31,831
Ball Corp.	1,084	75,327
Celanese Corp. Cl A	390	33,673
CF Industries Hldgs., Inc.	711	20,008
Corteva, Inc.	2,530	67,779
Dow, Inc.	2,465	100,473
DuPont de Nemours, Inc.	2,428	129,000
Eastman Chemical Co.	457	31,826
Ecolab, Inc.	827	164,532
FMC Corp.	431	42,936
Freeport-McMoRan, Inc.	4,802	55,559
International Flavors & Fragrances, Inc.	356	43,596
International Paper Co.	1,315	46,301
Linde PLC	1,762	373,738
LyondellBasell Industries NV Cl A	859	56,453
Martin Marietta Materials, Inc.	207	42,760
Mosaic Co.	1,164	14,562
Newmont Corp.	2,671	164,908
Nucor Corp.	1,020	42,238
Packaging Corp. of America	318	31,736
PPG Industries, Inc.	788	83,575
Sealed Air Corp.	514	16,885
Sherwin-Williams Co.	268	154,864
Vulcan Materials Co.	439	50,858
WestRock Co.	863	24,388

		2,158,883

REAL ESTATE (2.8%)
Alexandria Real Estate Equities, Inc.	418	67,821
American Tower Corp.	1,472	380,571
Apartment Investment & Management Co. Cl A	498	18,745
AvalonBay Communities, Inc.	475	73,454
Boston Properties, Inc.	489	44,196
CBRE Group, Inc. Cl A*	1,122	50,737
Crown Castle International Corp.	1,388	232,282
Digital Realty Trust, Inc.	910	129,320
Duke Realty Corp.	1,237	43,777
Equinix, Inc.	298	209,285
Equity Residential	1,184	69,643
Essex Property Trust, Inc.	221	50,647
Extra Space Storage, Inc.	432	39,904
Federal Realty Investment Trust	235	20,024
Healthpeak Properties, Inc.	1,820	50,159
Host Hotels & Resorts, Inc.	2,397	25,864
Iron Mountain, Inc.	964	25,160
Kimco Realty Corp.	1,468	18,849
Mid-America Apartment Communities, Inc.	387	44,377
Prologis, Inc.	2,480	231,458
Public Storage	507	97,288
Realty Income Corp.	1,129	67,176

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Regency Centers Corp.	576	$26,433
SBA Communications Corp. Cl A	372	110,826
Simon Property Group, Inc.	1,035	70,773
SL Green Realty Corp.	260	12,815
UDR, Inc.	982	36,707
Ventas, Inc.	1,286	47,093
Vornado Realty Trust	532	20,328
Welltower, Inc.	1,428	73,899
Weyerhaeuser Co.	2,465	55,364

		2,444,975

UTILITIES (3.0%)
AES Corp.	2,166	31,385
Alliant Energy Corp.	826	39,516
Ameren Corp.	816	57,414
American Electric Power Co., Inc.	1,652	131,565
American Water Works Co., Inc.	598	76,939
Atmos Energy Corp.	406	40,430
CenterPoint Energy, Inc.	1,809	33,774
CMS Energy Corp.	953	55,674
Consolidated Edison, Inc.	1,117	80,346
Dominion Energy, Inc.	2,807	227,872
DTE Energy Co.	636	68,370
Duke Energy Corp.	2,456	196,210
Edison International	1,258	68,322
Entergy Corp.	662	62,102
Evergy, Inc.	749	44,408
Eversource Energy	1,117	93,013
Exelon Corp.	3,247	117,834
FirstEnergy Corp.	1,804	69,959
NextEra Energy, Inc.	1,631	391,717
NiSource, Inc.	1,271	28,903
NRG Energy, Inc.	816	26,569
Pinnacle West Capital Corp.	374	27,410
PPL Corp.	2,537	65,556
Public Svc. Enterprise Group, Inc.	1,678	82,491
Sempra Energy	979	114,768
Southern Co.	3,527	182,875
WEC Energy Group, Inc.	1,059	92,821
Xcel Energy, Inc.	1,728	108,000

		2,616,243

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $92,862,571) 99.9%		87,639,365

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
Citibank, New York Time Deposit	0.01	07/01/20	$28,822	$28,822

TOTAL TEMPORARY CASH INVESTMENT (Cost: $28,822) 0.0% (1)				28,822

TOTAL INVESTMENTS (Cost: $92,891,393) 99.9%				87,668,187

OTHER NET ASSETS 0.1%				36,267

NET ASSETS 100.0%				$87,704,454

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.3%)
Activision Blizzard, Inc.	215	$16,318
Alphabet, Inc. Cl A*	85	120,534
Alphabet, Inc. Cl C*	82	115,916
AT&T, Inc.	1,994	60,279
CenturyLink, Inc.	278	2,788
Charter Communications, Inc. Cl A*	42	21,422
Comcast Corp. Cl A	1,268	49,427
Discovery, Inc. Cl A*	45	949
Discovery, Inc. Cl C*	89	1,714
DISH Network Corp. Cl A*	72	2,485
Electronic Arts, Inc.*	80	10,564
Facebook, Inc. Cl A*	685	155,543
Fox Corp. Cl A	94	2,521
Fox Corp. Cl B	44	1,181
Interpublic Group of Cos., Inc.	109	1,870
Live Nation Entertainment, Inc.*	41	1,818
Netflix, Inc.*	124	56,425
News Corp. Cl A	108	1,281
News Corp. Cl B	34	406
Omnicom Group, Inc.	60	3,276
Take-Two Interactive Software, Inc.*	32	4,466
T-Mobile US, Inc.*	159	16,560
T-Mobile US, Inc. — rights issue exp. 07/31/2020*	110	19
Twitter, Inc.*	220	6,554
Verizon Communications, Inc.	1,156	63,730
ViacomCBS, Inc. Cl B	151	3,521
Walt Disney Co.	507	56,536

		778,103

CONSUMER DISCRETIONARY (6.3%)
Advance Auto Parts, Inc.	20	2,849
Amazon.com, Inc.*	118	325,541
Aptiv PLC	74	5,766
AutoZone, Inc.*	7	7,897
Best Buy Co., Inc.	64	5,585
Booking Hldgs., Inc.*	12	19,108
BorgWarner, Inc.	59	2,083
CarMax, Inc.*	45	4,030
Carnival Corp.	134	2,200
Chipotle Mexican Grill, Inc. Cl A*	8	8,419
Darden Restaurants, Inc.	37	2,804
Dollar General Corp.	70	13,336
Dollar Tree, Inc.*	67	6,209
Domino’s Pizza, Inc.	11	4,064
DR Horton, Inc.	93	5,157
eBay, Inc.	186	9,755
Expedia Group, Inc.	39	3,206
Ford Motor Co.	1,093	6,645
Gap, Inc.	61	770
Garmin Ltd.	40	3,900
General Motors Co.	352	8,906
Genuine Parts Co.	40	3,478
H&R Block, Inc.	54	771
Hanesbrands, Inc.	98	1,107
Hasbro, Inc.	36	2,698

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hilton Worldwide Hldgs., Inc.	78	$5,729
Home Depot, Inc.	299	74,903
Kohl’s Corp.	45	935
L Brands, Inc.	67	1,003
Las Vegas Sands Corp.	95	4,326
Leggett & Platt, Inc.	38	1,336
Lennar Corp. Cl A	77	4,745
LKQ Corp.*	85	2,227
Lowe’s Cos., Inc.	211	28,510
Marriott International, Inc. Cl A	76	6,515
McDonald’s Corp.	208	38,370
MGM Resorts International	140	2,352
Mohawk Industries, Inc.*	17	1,730
Newell Brands, Inc.	107	1,699
NIKE, Inc. Cl B	346	33,925
Norwegian Cruise Line Hldgs. Ltd.*	73	1,199
NVR, Inc.*	1	3,259
O’Reilly Automotive, Inc.*	21	8,855
PulteGroup, Inc.	71	2,416
PVH Corp.	20	961
Ralph Lauren Corp. Cl A	14	1,015
Ross Stores, Inc.	100	8,524
Royal Caribbean Cruises Ltd.	50	2,515
Starbucks Corp.	328	24,138
Tapestry, Inc.	78	1,036
Target Corp.	140	16,790
Tiffany & Co.	31	3,780
TJX Cos., Inc.	336	16,988
Tractor Supply Co.	33	4,349
Ulta Beauty, Inc.*	16	3,255
Under Armour, Inc. Cl A*	53	516
Under Armour, Inc. Cl C*	55	486
VF Corp.	90	5,485
Whirlpool Corp.	18	2,331
Wynn Resorts Ltd.	28	2,086
Yum! Brands, Inc.	84	7,300

		781,873

CONSUMER STAPLES (4.0%)
Altria Group, Inc.	515	20,214
Archer-Daniels-Midland Co.	154	6,145
Brown-Forman Corp. Cl B	51	3,247
Campbell Soup Co.	48	2,382
Church & Dwight Co., Inc.	68	5,256
Clorox Co.	35	7,678
Coca-Cola Co.	1,072	47,897
Colgate-Palmolive Co.	238	17,436
Conagra Brands, Inc.	136	4,783
Constellation Brands, Inc. Cl A	48	8,398
Costco Wholesale Corp.	123	37,295
Coty, Inc. Cl A	85	380
Estee Lauder Cos., Inc. Cl A	63	11,887
General Mills, Inc.	169	10,419
Hershey Co.	42	5,444
Hormel Foods Corp.	78	3,765
JM Smucker Co.	32	3,386

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Kellogg Co.	70	$4,624
Kimberly-Clark Corp.	95	13,428
Kraft Heinz Co.	173	5,517
Kroger Co.	221	7,481
Lamb Weston Hldgs., Inc.	41	2,621
McCormick & Co., Inc.	35	6,279
Molson Coors Brewing Co. Cl B	53	1,821
Mondelez International, Inc. Cl A	396	20,248
Monster Beverage Corp.*	104	7,209
PepsiCo, Inc.	385	50,920
Philip Morris International, Inc.	432	30,266
Procter & Gamble Co.	685	81,906
Sysco Corp.	143	7,816
Tyson Foods, Inc. Cl A	82	4,896
Walgreens Boots Alliance, Inc.	206	8,732
Walmart, Inc.	392	46,954

		496,730

ENERGY (1.6%)
Apache Corp.	104	1,404
Baker Hughes Co. Cl A	184	2,832
Cabot Oil & Gas Corp.	109	1,873
Chevron Corp.	517	46,132
Concho Resources, Inc.	54	2,781
ConocoPhillips	296	12,438
Devon Energy Corp.	107	1,213
Diamondback Energy, Inc.	44	1,840
EOG Resources, Inc.	161	8,156
Exxon Mobil Corp.	1,169	52,278
Halliburton Co.	245	3,180
Hess Corp.	72	3,730
HollyFrontier Corp.	42	1,227
Kinder Morgan, Inc.	543	8,237
Marathon Oil Corp.	219	1,340
Marathon Petroleum Corp.	181	6,766
National Oilwell Varco, Inc.	107	1,311
Noble Energy, Inc.	133	1,192
Occidental Petroleum Corp.	251	4,593
ONEOK, Inc.	123	4,086
Phillips 66	121	8,700
Pioneer Natural Resources Co.	45	4,397
Schlumberger Ltd.	386	7,098
TechnipFMC PLC	117	800
Valero Energy Corp.	114	6,705
Williams Cos., Inc.	340	6,467

		200,776

FINANCIALS (6.8%)
Aflac, Inc.	200	7,206
Allstate Corp.	87	8,438
American Express Co.	184	17,517
American International Group, Inc.	240	7,483
Ameriprise Financial, Inc.	34	5,101
Aon PLC Cl A	64	12,327
Arthur J. Gallagher & Co.	53	5,167
Assurant, Inc.	17	1,756

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Bank of America Corp.	2,184	$51,870
Bank of New York Mellon Corp.	224	8,658
Berkshire Hathaway, Inc. Cl B*	539	96,217
BlackRock, Inc. Cl A	43	23,396
Capital One Financial Corp.	128	8,011
Cboe Global Markets, Inc.	30	2,798
Charles Schwab Corp.	321	10,831
Chubb Ltd.	126	15,954
Cincinnati Financial Corp.	42	2,689
Citigroup, Inc.	583	29,791
Citizens Financial Group, Inc.	120	3,029
CME Group, Inc. Cl A	99	16,091
Comerica, Inc.	39	1,486
Discover Financial Svcs.	85	4,258
E*TRADE Financial Corp.	62	3,083
Everest Re Group Ltd.	12	2,474
Fifth Third Bancorp	200	3,856
First Republic Bank	47	4,981
Franklin Resources, Inc.	78	1,636
Globe Life, Inc.	27	2,004
Goldman Sachs Group, Inc.	86	16,995
Hartford Financial Svcs. Group, Inc.	100	3,855
Huntington Bancshares, Inc.	286	2,584
Intercontinental Exchange, Inc.	152	13,923
Invesco Ltd.	106	1,141
iShares Core S&P 500 ETF	386	119,540
JPMorgan Chase & Co.	849	79,857
KeyCorp.	275	3,349
Lincoln National Corp.	54	1,987
Loews Corp.	67	2,298
M&T Bank Corp.	36	3,743
MarketAxess Hldgs., Inc.	11	5,510
Marsh & McLennan Cos., Inc.	142	15,247
MetLife, Inc.	216	7,888
Moody’s Corp.	46	12,638
Morgan Stanley	335	16,180
MSCI, Inc. Cl A	23	7,678
Nasdaq, Inc.	32	3,823
Northern Trust Corp.	58	4,602
People’s United Financial, Inc.	121	1,400
PNC Financial Svcs. Group, Inc.	118	12,415
Principal Financial Group, Inc.	71	2,949
Progressive Corp.	163	13,058
Prudential Financial, Inc.	111	6,760
Raymond James Financial, Inc.	35	2,409
Regions Financial Corp.	268	2,980
S&P Global, Inc.	67	22,075
State Street Corp.	98	6,228
SVB Financial Group*	15	3,233
Synchrony Financial	150	3,324
T. Rowe Price Group, Inc.	63	7,781
Travelers Cos., Inc.	70	7,984
Truist Financial Corp.	378	14,194
U.S. Bancorp	384	14,139
Unum Group	57	946
Wells Fargo & Co.	1,043	26,701

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Willis Towers Watson PLC	36	$7,090
WR Berkley Corp.	39	2,234
Zions Bancorporation	46	1,564

		840,410

HEALTH CARE (8.5%)
Abbott Laboratories	497	45,441
AbbVie, Inc.	491	48,206
ABIOMED, Inc.*	13	3,140
Agilent Technologies, Inc.	86	7,600
Alexion Pharmaceuticals, Inc.*	61	6,847
Align Technology, Inc.*	21	5,763
AmerisourceBergen Corp. Cl A	41	4,131
Amgen, Inc.	163	38,445
Anthem, Inc.	71	18,672
Baxter International, Inc.	141	12,140
Becton Dickinson & Co.	82	19,620
Biogen, Inc.*	45	12,040
Bio-Rad Laboratories, Inc. Cl A*	6	2,709
Boston Scientific Corp.*	404	14,185
Bristol-Myers Squibb Co.	633	37,220
Cardinal Health, Inc.	82	4,279
Centene Corp.*	163	10,359
Cerner Corp.	85	5,827
Cigna Corp.	104	19,516
Cooper Cos., Inc.	14	3,971
CVS Health Corp.	367	23,844
Danaher Corp.	176	31,122
DaVita, Inc.*	24	1,899
DENTSPLY SIRONA, Inc.	62	2,732
DexCom, Inc.*	26	10,540
Edwards Lifesciences Corp.*	176	12,163
Eli Lilly & Co.	234	38,418
Gilead Sciences, Inc.	346	26,621
HCA Healthcare, Inc.	74	7,182
Henry Schein, Inc.*	41	2,394
Hologic, Inc.*	72	4,104
Humana, Inc.	37	14,347
IDEXX Laboratories, Inc.*	24	7,924
Illumina, Inc.*	41	15,184
Incyte Corp.*	50	5,199
Intuitive Surgical, Inc.*	33	18,804
IQVIA Hldgs., Inc.*	50	7,094
Johnson & Johnson	735	103,363
Laboratory Corp. of America Hldgs.*	27	4,485
McKesson Corp.	45	6,904
Medtronic PLC	376	34,479
Merck & Co., Inc.	702	54,286
Mettler-Toledo International, Inc.*	7	5,639
Mylan NV*	144	2,315
PerkinElmer, Inc.	31	3,041
Perrigo Co. PLC	39	2,156
Pfizer, Inc.	1,551	50,718
Quest Diagnostics, Inc.	38	4,330
Regeneron Pharmaceuticals, Inc.*	28	17,462
ResMed, Inc.	41	7,872

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
STERIS PLC	24	$3,683
Stryker Corp.	90	16,217
Teleflex, Inc.	13	4,732
Thermo Fisher Scientific, Inc.	109	39,495
UnitedHealth Group, Inc.	268	79,047
Universal Health Svcs., Inc. Cl B	22	2,044
Varian Medical Systems, Inc.*	26	3,186
Vertex Pharmaceuticals, Inc.*	72	20,902
Waters Corp.*	17	3,067
West Pharmaceutical Svcs., Inc.	21	4,771
Zimmer Biomet Hldgs., Inc.	59	7,042
Zoetis, Inc. Cl A	133	18,226

		1,049,144

INDUSTRIALS (4.6%)
3M Co.	160	24,958
Alaska Air Group, Inc.	35	1,269
Allegion PLC	26	2,658
American Airlines Group, Inc.	138	1,804
AMETEK, Inc.	64	5,719
AO Smith Corp.	38	1,791
Boeing Co.	149	27,312
Carrier Global Corp.	226	5,022
Caterpillar, Inc.	151	19,101
CH Robinson Worldwide, Inc.	37	2,925
Cintas Corp.	23	6,126
Copart, Inc.*	57	4,747
CSX Corp.	213	14,855
Cummins, Inc.	41	7,104
Deere & Co.	87	13,672
Delta Air Lines, Inc.	161	4,516
Dover Corp.	40	3,862
Eaton Corp. PLC	112	9,798
Emerson Electric Co.	166	10,297
Equifax, Inc.	34	5,844
Expeditors International of Washington, Inc.	46	3,498
Fastenal Co.	159	6,811
FedEx Corp.	67	9,395
Flowserve Corp.	38	1,084
Fortive Corp.	83	5,616
Fortune Brands Home & Security, Inc.	40	2,557
General Dynamics Corp.	65	9,715
General Electric Co.	2,440	16,665
Honeywell International, Inc.	196	28,340
Howmet Aerospace, Inc.	107	1,696
Huntington Ingalls Industries, Inc.	12	2,094
IDEX Corp.	22	3,477
IHS Markit Ltd.	126	9,513
Illinois Tool Works, Inc.	80	13,988
Ingersoll Rand, Inc.*	97	2,728
Jacobs Engineering Group, Inc.	36	3,053
JB Hunt Transport Svcs., Inc.	24	2,888
Johnson Controls International PLC	208	7,101
Kansas City Southern	26	3,882

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
L-3 Harris Technologies, Inc.	60	$10,180
Lockheed Martin Corp.	69	25,179
Masco Corp.	74	3,715
Nielsen Hldgs. PLC	100	1,486
Norfolk Southern Corp.	72	12,641
Northrop Grumman Corp.	43	13,220
Old Dominion Freight Line, Inc.	26	4,409
Otis Worldwide Corp.	113	6,425
PACCAR, Inc.	96	7,186
Parker-Hannifin Corp.	37	6,781
Pentair PLC	46	1,747
Quanta Svcs., Inc.	38	1,490
Raytheon Technologies Corp.	411	25,326
Republic Svcs., Inc. Cl A	59	4,841
Robert Half International, Inc.	32	1,690
Rockwell Automation, Inc.	32	6,816
Rollins, Inc.	39	1,653
Roper Technologies, Inc.	29	11,260
Snap-on, Inc.	16	2,216
Southwest Airlines Co.	150	5,127
Stanley Black & Decker, Inc.	44	6,133
Teledyne Technologies, Inc.*	10	3,109
Textron, Inc.	63	2,073
Trane Technologies PLC	67	5,961
TransDigm Group, Inc.	14	6,189
Union Pacific Corp.	189	31,954
United Airlines Hldgs., Inc.*	72	2,492
United Parcel Svc., Inc. Cl B	195	21,680
United Rentals, Inc.*	21	3,130
Verisk Analytics, Inc. Cl A	45	7,659
Waste Management, Inc.	109	11,544
Westinghouse Air Brake Technologies Corp.	51	2,936
WW Grainger, Inc.	13	4,084
Xylem, Inc.	50	3,248

		573,061

INFORMATION TECHNOLOGY (15.9%)
Accenture PLC Cl A	178	38,220
Adobe, Inc.*	134	58,332
Advanced Micro Devices, Inc.*	330	17,361
Akamai Technologies, Inc.*	46	4,926
Amphenol Corp. Cl A	83	7,952
Analog Devices, Inc.	102	12,509
ANSYS, Inc.*	24	7,001
Apple, Inc.	1,138	415,142
Applied Materials, Inc.	255	15,415
Arista Networks, Inc.*	16	3,361
Autodesk, Inc.*	62	14,830
Automatic Data Processing, Inc.	120	17,867
Broadcom, Inc.	111	35,033
Broadridge Financial Solutions, Inc.	32	4,038
Cadence Design Systems, Inc.*	78	7,485
CDW Corp.	40	4,647
Cisco Systems, Inc.	1,183	55,175
Citrix Systems, Inc.	33	4,881

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Cognizant Technology Solutions Corp. Cl A	150	$8,523
Corning, Inc.	213	5,517
DXC Technology Co.	72	1,188
F5 Networks, Inc.*	17	2,371
Fidelity National Information Svcs., Inc.	173	23,198
Fiserv, Inc.*	158	15,424
FleetCor Technologies, Inc.*	24	6,037
FLIR Systems, Inc.	36	1,461
Fortinet, Inc.*	38	5,216
Gartner, Inc.*	25	3,033
Global Payments, Inc.	84	14,248
Hewlett Packard Enterprise Co.	358	3,483
HP, Inc.	401	6,990
Intel Corp.	1,178	70,480
International Business Machines Corp.	247	29,830
Intuit, Inc.	74	21,918
IPG Photonics Corp.*	10	1,604
Jack Henry & Associates, Inc.	22	4,049
Juniper Networks, Inc.	92	2,103
Keysight Technologies, Inc.*	53	5,341
KLA Corp.	43	8,363
Lam Research Corp.	41	13,262
Leidos Hldgs., Inc.	38	3,560
Mastercard, Inc. Cl A	248	73,334
Maxim Integrated Products, Inc.	74	4,485
Microchip Technology, Inc.	69	7,266
Micron Technology, Inc.*	308	15,868
Microsoft Corp.	2,127	432,866
Motorola Solutions, Inc.	47	6,586
NetApp, Inc.	62	2,751
NortonLifeLock, Inc.	152	3,014
NVIDIA Corp.	173	65,724
Oracle Corp.	572	31,614
Paychex, Inc.	89	6,742
Paycom Software, Inc.*	14	4,336
PayPal Hldgs., Inc.*	332	57,844
Qorvo, Inc.*	33	3,647
QUALCOMM, Inc.	312	28,458
Salesforce.com, Inc.*	251	47,020
Seagate Technology PLC	64	3,098
ServiceNow, Inc.*	54	21,874
Skyworks Solutions, Inc.	46	5,882
Synopsys, Inc.*	43	8,385
TE Connectivity Ltd.	93	7,584
Texas Instruments, Inc.	254	32,250
Tyler Technologies, Inc.*	11	3,816
VeriSign, Inc.*	29	5,998
Visa, Inc. Cl A	473	91,369
Western Digital Corp.	83	3,665
Western Union Co.	115	2,486
Xerox Hldgs. Corp.	52	795
Xilinx, Inc.	68	6,691
Zebra Technologies Corp. Cl A*	15	3,839

		1,970,661

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (1.5%)
Air Products & Chemicals, Inc.	61	$14,729
Albemarle Corp.	30	2,316
Amcor PLC	440	4,492
Avery Dennison Corp.	24	2,738
Ball Corp.	91	6,324
Celanese Corp. Cl A	33	2,849
CF Industries Hldgs., Inc.	59	1,660
Corteva, Inc.	209	5,599
Dow, Inc.	206	8,397
DuPont de Nemours, Inc.	204	10,838
Eastman Chemical Co.	38	2,646
Ecolab, Inc.	68	13,529
FMC Corp.	37	3,686
Freeport-McMoRan, Inc.	407	4,709
International Flavors & Fragrances, Inc.	30	3,674
International Paper Co.	110	3,873
Linde PLC	146	30,968
LyondellBasell Industries NV Cl A	72	4,732
Martin Marietta Materials, Inc.	18	3,718
Mosaic Co.	98	1,226
Newmont Corp.	222	13,706
Nucor Corp.	84	3,479
Packaging Corp. of America	27	2,695
PPG Industries, Inc.	66	7,000
Sealed Air Corp.	43	1,412
Sherwin-Williams Co.	23	13,291
Vulcan Materials Co.	37	4,287
WestRock Co.	73	2,063

		180,636

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	35	5,679
American Tower Corp.	123	31,800
Apartment Investment & Management Co. Cl A	41	1,543
AvalonBay Communities, Inc.	39	6,031
Boston Properties, Inc.	40	3,615
CBRE Group, Inc. Cl A*	93	4,205
Crown Castle International Corp.	116	19,413
Digital Realty Trust, Inc.	74	10,516
Duke Realty Corp.	101	3,574
Equinix, Inc.	25	17,558
Equity Residential	96	5,647
Essex Property Trust, Inc.	18	4,125
Extra Space Storage, Inc.	35	3,233
Federal Realty Investment Trust	20	1,704
Healthpeak Properties, Inc.	150	4,134
Host Hotels & Resorts, Inc.	198	2,136
Iron Mountain, Inc.	80	2,088
Kimco Realty Corp.	121	1,554
Mid-America Apartment Communities, Inc.	31	3,555
Prologis, Inc.	203	18,946
Public Storage	41	7,867
Realty Income Corp.	96	5,712

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Regency Centers Corp.	47	$2,157
SBA Communications Corp. Cl A	31	9,236
Simon Property Group, Inc.	86	5,881
SL Green Realty Corp.	21	1,035
UDR, Inc.	80	2,990
Ventas, Inc.	105	3,845
Vornado Realty Trust	44	1,681
Welltower, Inc.	116	6,003
Weyerhaeuser Co.	205	4,604

		202,067

UTILITIES (1.8%)
AES Corp.	181	2,623
Alliant Energy Corp.	70	3,349
Ameren Corp.	68	4,784
American Electric Power Co., Inc.	138	10,990
American Water Works Co., Inc.	50	6,433
Atmos Energy Corp.	34	3,386
CenterPoint Energy, Inc.	151	2,819
CMS Energy Corp.	79	4,615
Consolidated Edison, Inc.	92	6,618
Dominion Energy, Inc.	232	18,834
DTE Energy Co.	53	5,698
Duke Energy Corp.	204	16,298
Edison International	105	5,703
Entergy Corp.	56	5,253
Evergy, Inc.	62	3,676
Eversource Energy	93	7,744
Exelon Corp.	268	9,726
FirstEnergy Corp.	151	5,856
NextEra Energy, Inc.	135	32,423
NiSource, Inc.	106	2,410
NRG Energy, Inc.	67	2,181
Pinnacle West Capital Corp.	31	2,272
PPL Corp.	214	5,530
Public Svc. Enterprise Group, Inc.	140	6,882
Sempra Energy	81	9,496
Southern Co.	294	15,244
WEC Energy Group, Inc.	87	7,626
Xcel Energy, Inc.	145	9,062

		217,531

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $7,707,377 ) 58.9%		7,290,992

ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (0.9%)
Cardlytics, Inc.*	93	6,507
Cogent Communications Hldgs., Inc.	90	6,961
Discovery, Inc. Cl A*	185	3,904
Discovery, Inc. Cl C*	1,036	19,953
Gray Television, Inc.*	357	4,980
ORBCOMM, Inc.*	1,548	5,960
Shenandoah Telecommunications Co.	160	7,886
Take-Two Interactive Software, Inc.*	83	11,585
TEGNA, Inc.	1,223	13,624

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
COMMUNICATION SERVICES (CONTINUED)
ViacomCBS, Inc. Cl B	166	$3,872
World Wrestling Entertainment, Inc. Cl A	59	2,564
Zynga, Inc. Cl A*	2,094	19,977

		107,773

CONSUMER DISCRETIONARY (4.0%)
AutoZone, Inc.*	34	38,357
Bloomin’ Brands, Inc.	2,050	21,853
BorgWarner, Inc.	312	11,013
Bright Horizons Family Solutions, Inc.*	73	8,556
Capri Hldgs. Ltd.*	695	10,863
Chegg, Inc.*	94	6,322
Darden Restaurants, Inc.	108	8,183
Dollar General Corp.	62	11,811
Eldorado Resorts, Inc.*	417	16,705
Extended Stay America, Inc.	1,355	15,163
Five Below, Inc.*	419	44,795
Foot Locker, Inc.	121	3,528
Fox Factory Hldg. Corp.*	111	9,170
Grand Canyon Education, Inc.*	59	5,341
Haverty Furniture Cos., Inc.	446	7,136
Hilton Grand Vacations, Inc.*	97	1,896
Johnson Outdoors, Inc. Cl A	88	8,010
Lithia Motors, Inc. Cl A	241	36,470
Marriott Vacations Worldwide Corp.	465	38,228
Meritage Homes Corp.*	117	8,906
NVR, Inc.*	4	13,035
Ralph Lauren Corp. Cl A	202	14,649
Red Rock Resorts, Inc. Cl A	604	6,590
Skyline Champion Corp.*	536	13,046
Sonic Automotive, Inc. Cl A	601	19,178
Sonos, Inc.*	645	9,437
Stamps.com, Inc.*	38	6,980
Steven Madden Ltd.	449	11,086
Taylor Morrison Home Corp. Cl A*	166	3,202
Thor Industries, Inc.	203	21,626
Tractor Supply Co.	205	27,017
Williams-Sonoma, Inc.	448	36,741

		494,893

CONSUMER STAPLES (1.2%)
BJ’s Wholesale Club Hldgs., Inc.*	272	10,136
Church & Dwight Co., Inc.	361	27,906
Constellation Brands, Inc. Cl A	255	44,612
Crimson Wine Group Ltd.*	2,162	11,675
Freshpet, Inc.*	140	11,712
Ingredion, Inc.	50	4,150
JM Smucker Co.	67	7,089
TreeHouse Foods, Inc.*	392	17,170
Tyson Foods, Inc. Cl A	67	4,001
Vector Group Ltd.	267	2,686
WD-40 Co.	41	8,130

		149,267

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (0.8%)
Baker Hughes Co. Cl A	187	$2,877
Cheniere Energy, Inc.*	287	13,868
Devon Energy Corp.	541	6,135
EQT Corp.	230	2,737
Hess Corp.	82	4,249
Kosmos Energy Ltd.	3,177	5,274
Matrix Svc. Co.*	43	418
MPLX LP	216	3,733
Noble Energy, Inc.	1,599	14,327
PBF Energy, Inc. Cl A	2,449	25,078
Williams Cos., Inc.	822	15,634

		94,330

FINANCIALS (6.0%)
American Equity Investment Life Hldg. Co.	607	14,998
American Financial Group, Inc.	131	8,313
Ameriprise Financial, Inc.	178	26,707
Argo Group International Hldgs. Ltd.	244	8,499
Associated Banc-Corp.	429	5,869
BancFirst Corp.	427	17,324
Bank of Marin Bancorp	218	7,266
Banner Corp.	408	15,504
Brookline Bancorp, Inc.	1,503	15,150
Brown & Brown, Inc.	391	15,937
Bryn Mawr Bank Corp.	505	13,968
Cboe Global Markets, Inc.	117	10,914
Citizens Financial Group, Inc.	97	2,448
Columbia Banking System, Inc.	226	6,406
Dime Community Bancshares, Inc.	628	8,623
Discover Financial Svcs.	310	15,528
Ellington Financial, Inc.	1,335	15,726
Enterprise Financial Svcs. Corp.	438	13,631
Essent Group Ltd.	624	22,633
Everest Re Group Ltd.	73	15,053
Fifth Third Bancorp	958	18,470
First Financial Bankshares, Inc.	254	7,338
First Interstate BancSystem, Inc. Cl A	623	19,288
First Merchants Corp.	225	6,203
First Republic Bank	131	13,885
Flushing Financial Corp.	339	3,905
Great Southern Bancorp, Inc.	189	7,628
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	157	4,468
Hartford Financial Svcs. Group, Inc.	508	19,584
Heritage Commerce Corp.	919	6,897
Houlihan Lokey, Inc. Cl A	158	8,791
IBERIABANK Corp.	135	6,148
Investors Bancorp, Inc.	676	5,746
iShares Micro-Cap ETF	82	7,156
iShares Russell Mid-Cap ETF	300	16,080
iShares Russell Mid-Cap Value ETF	210	16,071
KeyCorp.	689	8,393
Lincoln National Corp.	107	3,936
M&T Bank Corp.	156	16,219

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Marlin Business Svcs. Corp.	432	$3,655
Moelis & Co. Cl A	494	15,393
National Bank Hldgs. Corp. Cl A	117	3,159
Northfield Bancorp, Inc.	908	10,460
Peoples Bancorp, Inc.	376	8,001
Primerica, Inc.	151	17,607
Progressive Corp.	181	14,500
Raymond James Financial, Inc.	115	7,916
Reinsurance Group of America, Inc.	78	6,118
RLI Corp.	75	6,158
Safety Insurance Group, Inc.	58	4,423
Selective Insurance Group, Inc.	493	26,001
Starwood Property Trust, Inc.	1,966	29,412
Sterling Bancorp	353	4,137
Stifel Financial Corp.	163	7,731
Stock Yards Bancorp, Inc.	895	35,979
SVB Financial Group*	38	8,190
Synchrony Financial	107	2,371
TriCo Bancshares	356	10,840
UMB Financial Corp.	207	10,671
Voya Financial, Inc.	692	32,282
Webster Financial Corp.	259	7,410
Wintrust Financial Corp.	73	3,184
Zions Bancorporation	225	7,650

		739,951

HEALTH CARE (6.2%)
1Life Healthcare, Inc.*	243	8,826
ABIOMED, Inc.*	27	6,522
ACADIA Pharmaceuticals, Inc.*	280	13,572
Acceleron Pharma, Inc.*	98	9,336
Agilent Technologies, Inc.	308	27,218
Align Technology, Inc.*	33	9,057
Alnylam Pharmaceuticals, Inc.*	60	8,887
Amicus Therapeutics, Inc.*	517	7,796
Arrowhead Pharmaceuticals, Inc.*	71	3,067
Biohaven Pharmaceutical Hldg. Co. Ltd.*	115	8,408
Blueprint Medicines Corp.*	84	6,552
CareDx, Inc.*	170	6,023
Centene Corp.*	315	20,018
Chemed Corp.	33	14,885
ChemoCentryx, Inc.*	118	6,790
CRISPR Therapeutics AG*	76	5,585
DexCom, Inc.*	31	12,568
Emergent BioSolutions, Inc.*	280	22,142
Encompass Health Corp.	140	8,670
Esperion Therapeutics, Inc.*	124	6,362
Exact Sciences Corp.*	80	6,955
Fate Therapeutics, Inc.*	168	5,764
FibroGen, Inc.*	152	6,161
Global Blood Therapeutics, Inc.*	103	6,502
Globus Medical, Inc. Cl A*	147	7,013
Haemonetics Corp.*	72	6,448
HealthEquity, Inc.*	210	12,321

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Hill-Rom Hldgs., Inc.	167	$18,333
Horizon Therapeutics PLC*	504	28,012
Humana, Inc.	33	12,795
IDEXX Laboratories, Inc.*	26	8,584
Incyte Corp.*	68	7,070
Inmode Ltd.*	114	3,228
Insmed, Inc.*	214	5,894
Inspire Medical Systems, Inc.*	67	5,830
Intersect ENT, Inc.*	338	4,577
Invitae Corp.*	365	11,056
iRhythm Technologies, Inc.*	98	11,357
Karyopharm Therapeutics, Inc.*	359	6,799
Kodiak Sciences, Inc.*	105	5,683
Krystal Biotech, Inc.*	58	2,402
LHC Group, Inc.*	105	18,304
Madrigal Pharmaceuticals, Inc.*	44	4,983
Masimo Corp.*	46	10,488
Medpace Hldgs., Inc.*	57	5,302
Mettler-Toledo International, Inc.*	18	14,500
Mirati Therapeutics, Inc.*	51	5,823
MyoKardia, Inc.*	60	5,797
NanoString Technologies, Inc.*	129	3,786
Natera, Inc.*	161	8,027
Neogen Corp.*	117	9,079
NeoGenomics, Inc.*	273	8,458
Neurocrine Biosciences, Inc.*	36	4,392
Nevro Corp.*	48	5,735
Omnicell, Inc.*	133	9,393
Orchard Therapeutics PLC*	350	2,100
OrthoPediatrics Corp.*	116	5,076
Pacific Biosciences of California, Inc.*	1,194	4,119
Penumbra, Inc.*	59	10,550
Prestige Consumer Healthcare, Inc.*	141	5,296
Quidel Corp.*	36	8,055
Repligen Corp.*	76	9,395
Sage Therapeutics, Inc.*	130	5,405
Schrodinger, Inc.*	76	6,959
SeaSpine Hldgs. Corp.*	519	5,434
Sientra, Inc.*	3,316	12,833
Silk Road Medical, Inc.*	125	5,236
Simulations Plus, Inc.	219	13,101
Sorrento Therapeutics, Inc.*	231	1,451
STAAR Surgical Co.*	177	10,893
Supernus Pharmaceuticals, Inc.*	976	23,180
Syneos Health, Inc. Cl A*	117	6,815
Tabula Rasa HealthCare, Inc.*	96	5,254
Tactile Systems Technology, Inc.*	135	5,593
Tandem Diabetes Care, Inc.*	134	13,255
Ultragenyx Pharmaceutical, Inc.*	70	5,475
US Physical Therapy, Inc.	48	3,889
Veeva Systems, Inc. Cl A*	108	25,317
Vericel Corp.*	997	13,779
Wright Medical Group NV*	303	9,005
Xencor, Inc.*	174	5,636

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Zimmer Biomet Hldgs., Inc.	180	$21,485
Zoetis, Inc. Cl A	72	9,867
Zogenix, Inc.*	98	2,647
Zynex, Inc.*	170	4,228

		770,463

INDUSTRIALS (5.7%)
Alaska Air Group, Inc.	625	22,663
Arcosa, Inc.	220	9,284
Axon Enterprise, Inc.*	78	7,654
Builders FirstSource, Inc.*	369	7,638
Carlisle Cos., Inc.	118	14,121
CH Robinson Worldwide, Inc.	87	6,878
Clean Harbors, Inc.*	244	14,635
Donaldson Co., Inc.	230	10,700
Dover Corp.	137	13,229
Ducommun, Inc.*	57	1,987
EMCOR Group, Inc.	227	15,014
Encore Wire Corp.	391	19,088
EnPro Industries, Inc.	256	12,618
ESCO Technologies, Inc.	152	12,849
Exponent, Inc.	153	12,382
Federal Signal Corp.	320	9,514
Franklin Electric Co., Inc.	125	6,565
Generac Hldgs., Inc.*	146	17,802
Gorman-Rupp Co.	325	10,101
HEICO Corp. Cl A	132	10,724
Heidrick & Struggles International, Inc.	194	4,194
Hillenbrand, Inc.	363	9,826
IAA, Inc.*	389	15,004
ICF International, Inc.	172	11,151
Kirby Corp.*	80	4,285
Knoll, Inc.	161	1,963
Kratos Defense & Security Solutions, Inc.*	509	7,956
L-3 Harris Technologies, Inc.	186	31,559
Lennox International, Inc.	78	18,173
Mercury Systems, Inc.*	69	5,427
Miller Industries, Inc.	1,060	31,556
MSA Safety, Inc.	41	4,692
Mueller Industries, Inc.	1,546	41,093
Old Dominion Freight Line, Inc.	256	43,415
Oshkosh Corp.	113	8,093
Quanta Svcs., Inc.	225	8,827
Rexnord Corp.	401	11,689
Rockwell Automation, Inc.	81	17,253
Saia, Inc.*	74	8,227
Simpson Manufacturing Co., Inc.	223	18,812
SPX FLOW, Inc.*	503	18,832
Stanley Black & Decker, Inc.	76	10,593
Stericycle, Inc.*	146	8,173
Teledyne Technologies, Inc.*	36	11,195
Tetra Tech, Inc.	94	7,437
TransUnion	112	9,749

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Trex Co., Inc.*	230	$29,916
UFP Industries, Inc.	309	15,299
VSE Corp.	622	19,525
Werner Enterprises, Inc.	309	13,451
WESCO International, Inc. Preferred*	36	955
Woodward, Inc.	304	23,575

		707,341

INFORMATION TECHNOLOGY (6.7%)
Akoustis Technologies, Inc.*	634	5,255
Altair Engineering, Inc. Cl A*	99	3,934
Amphenol Corp. Cl A	180	17,245
Analog Devices, Inc.	160	19,623
Blackline, Inc.*	104	8,623
Cabot Microelectronics Corp.	67	9,349
Cardtronics PLC Cl A*	418	10,024
CDW Corp.	48	5,577
Ciena Corp.*	113	6,120
Cirrus Logic, Inc.*	106	6,549
Cloudera, Inc.*	1,111	14,132
Cohu, Inc.	675	11,704
Cornerstone OnDemand, Inc.*	102	3,933
Domo, Inc. Cl B*	147	4,729
DXC Technology Co.	113	1,865
EchoStar Corp. Cl A*	112	3,132
Enphase Energy, Inc.*	135	6,422
EPAM Systems, Inc.*	62	15,624
Euronet Worldwide, Inc.*	112	10,732
Everspin Technologies, Inc.*	731	5,132
Fiserv, Inc.*	214	20,891
Five9, Inc.*	333	36,853
Global Payments, Inc.	179	30,362
Globant S.A.*	58	8,691
Guidewire Software, Inc.*	103	11,418
II-VI, Inc.*	492	23,232
Itron, Inc.*	81	5,366
Keysight Technologies, Inc.*	68	6,853
KLA Corp.	57	11,085
Lam Research Corp.	27	8,733
Lattice Semiconductor Corp.*	336	9,539
LivePerson, Inc.*	289	11,973
LogMeIn, Inc.	56	4,747
Lumentum Hldgs., Inc.*	160	13,029
ManTech International Corp. Cl A	151	10,342
MAXIMUS, Inc.	119	8,384
MaxLinear, Inc. Cl A*	441	9,464
Microchip Technology, Inc.	91	9,584
MKS Instruments, Inc.	148	16,759
Monolithic Power Systems, Inc.	55	13,035
Motorola Solutions, Inc.	93	13,032
New Relic, Inc.*	98	6,752
Nokia OYJ	741	3,260
NortonLifeLock, Inc.	187	3,709
Novanta, Inc.*	84	8,969

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Okta, Inc. Cl A*	73	$14,617
Palo Alto Networks, Inc.*	36	8,268
Perficient, Inc.*	433	15,493
Perspecta, Inc.	454	10,546
Ping Identity Hldg. Corp.*	269	8,632
Plexus Corp.*	95	6,703
Proofpoint, Inc.*	130	14,446
PTC, Inc.*	228	17,736
Pure Storage, Inc. Cl A*	657	11,386
Q2 Hldgs., Inc.*	111	9,523
Qorvo, Inc.*	68	7,517
Rapid7, Inc.*	388	19,796
Richardson Electronics Ltd.*	1,767	7,139
RingCentral, Inc. Cl A*	24	6,840
Rogers Corp.*	27	3,364
SailPoint Technologies Hldg., Inc.*	777	20,567
Science Applications International Corp.	76	5,904
Sequans Communications S.A.*	807	4,955
Silicon Laboratories, Inc.*	108	10,829
SiTime Corp.*	138	6,543
Splunk, Inc.*	127	25,235
SYNNEX Corp.	162	19,403
Synopsys, Inc.*	85	16,575
Twilio, Inc. Cl A*	79	17,334
ViaSat, Inc.*	366	14,044
Virtusa Corp.*	133	4,318
Western Digital Corp.	72	3,178
Xilinx, Inc.	61	6,001
Xperi Hldg. Corp.	549	8,103
Yext, Inc.*	195	3,239
Zendesk, Inc.*	240	21,247

		825,247

MATERIALS (2.1%)
Ashland Global Hldgs., Inc.	132	9,122
Berry Global Group, Inc.*	85	3,767
Boise Cascade Co.	192	7,221
Cleveland-Cliffs, Inc.	415	2,291
Coeur Mining, Inc.*	1,559	7,920
Crown Hldgs., Inc.*	556	36,212
Ferro Corp.*	640	7,642
FMC Corp.	66	6,575
Freeport-McMoRan, Inc.	770	8,909
Innospec, Inc.	142	10,969
International Flavors & Fragrances, Inc.	103	12,613
International Paper Co.	174	6,127
Mosaic Co.	136	1,701
Newmont Corp.	621	38,341
Nucor Corp.	101	4,182
Olin Corp.	657	7,549
Packaging Corp. of America	326	32,534
PolyOne Corp.	379	9,941
Quaker Chemical Corp.	35	6,498

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Steel Dynamics, Inc.	163	$4,252
Stepan Co.	91	8,836
Valvoline, Inc.	1,032	19,949
Vulcan Materials Co.	102	11,816

		264,967

REAL ESTATE (3.4%)
Alexander’s, Inc.	33	7,951
American Campus Communities, Inc.	154	5,384
Americold Realty Trust	180	6,534
Apartment Investment & Management Co. Cl A	199	7,490
AvalonBay Communities, Inc.	54	8,351
Brandywine Realty Trust	610	6,643
Camden Property Trust	120	10,946
Cousins Properties, Inc.	699	20,851
CTO Realty Growth, Inc.	100	3,950
Duke Realty Corp.	1,191	42,150
Easterly Government Properties, Inc.	1,502	34,726
EastGroup Properties, Inc.	62	7,354
Equity Commonwealth	274	8,823
Equity LifeStyle Properties, Inc.	86	5,373
Essex Property Trust, Inc.	31	7,104
GEO Group, Inc.	1,257	14,870
Highwoods Properties, Inc.	371	13,849
Host Hotels & Resorts, Inc.	1,058	11,416
Industrial Logistics Properties Trust	546	11,220
JBG SMITH Properties	328	9,699
Kilroy Realty Corp.	349	20,486
Medical Properties Trust, Inc.	864	16,243
Physicians Realty Trust	352	6,167
PotlatchDeltic Corp.	289	10,991
Prologis, Inc.	148	13,813
QTS Realty Trust, Inc. Cl A	310	19,868
Redfin Corp.*	287	12,028
Regency Centers Corp.	45	2,065
Sabra Health Care REIT, Inc.	553	7,980
SBA Communications Corp. Cl A	90	26,812
Sun Communities, Inc.	123	16,689
Terreno Realty Corp.	111	5,843
Vornado Realty Trust	82	3,133
Welltower, Inc.	144	7,452
Weyerhaeuser Co.	160	3,594

		417,848

UTILITIES (2.6%)
AES Corp.	448	6,491
Ameren Corp.	192	13,510
American States Water Co.	152	11,952
Avista Corp.	395	14,374
Black Hills Corp.	217	12,295
Chesapeake Utilities Corp.	172	14,448
Consolidated Edison, Inc.	149	10,717
Edison International	185	10,047
Entergy Corp.	118	11,070
Evergy, Inc.	588	34,862

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Eversource Energy	111	$9,243
FirstEnergy Corp.	515	19,971
Fortis, Inc.	484	18,431
IDACORP, Inc.	140	12,232
NiSource, Inc.	1,205	27,402
Northwest Natural Hldg. Co.	116	6,471
NorthWestern Corp.	189	10,304
PNM Resources, Inc.	313	12,032
Portland General Electric Co.	303	12,668

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
PPL Corp.	300	$7,752
Public Svc. Enterprise Group, Inc.	273	13,421
Sempra Energy	219	25,673
Spire, Inc.	142	9,331

		324,697

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $5,372,200) 39.6%		4,896,777

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.4%)
JP Morgan Chase, New York Time Deposit	0.01	07/01/20	$171,555	$171,555

TOTAL TEMPORARY CASH INVESTMENT (Cost: $171,555) 1.4%				171,555

TOTAL INVESTMENTS (Cost: $13,251,132) 99.9%				12,359,324

OTHER NET ASSETS 0.1%				6,321

NET ASSETS 100.0%				$12,365,645

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	8,784	$33,819
TEGNA, Inc.	6,838	76,175

		109,994

CONSUMER DISCRETIONARY (8.4%)
Bloomin’ Brands, Inc.	6,051	64,504
Capri Hldgs. Ltd.*	2,460	38,450
Extended Stay America, Inc.	1,150	12,868
Haverty Furniture Cos., Inc.	2,412	38,592
Johnson Outdoors, Inc. Cl A	510	46,420
Marriott Vacations Worldwide Corp.	1,486	122,164
Meritage Homes Corp.*	670	51,000
Sonic Automotive, Inc. Cl A	3,515	112,164
Williams-Sonoma, Inc.	920	75,449

		561,611

CONSUMER STAPLES (2.2%)
Crimson Wine Group Ltd.*	11,535	62,289
TreeHouse Foods, Inc.*	1,710	74,898
Vector Group Ltd.	843	8,481

		145,668

ENERGY (2.2%)
Matrix Svc. Co.*	208	2,021
Noble Energy, Inc.	7,050	63,168
PBF Energy, Inc. Cl A	8,299	84,982

		150,171

FINANCIALS (28.1%)
American Equity Investment Life Hldg. Co.	3,261	80,579
Argo Group International Hldgs. Ltd.	1,418	49,389
BancFirst Corp.	2,139	86,779
Bank of Marin Bancorp	1,055	35,163
Banner Corp.	2,212	84,056
Brookline Bancorp, Inc.	8,337	84,037
Bryn Mawr Bank Corp.	2,744	75,899
Columbia Banking System, Inc.	1,263	35,800
Dime Community Bancshares, Inc.	4,254	58,407
Ellington Financial, Inc.	7,458	87,855
Enterprise Financial Svcs. Corp.	2,558	79,605
Essent Group Ltd.	2,405	87,229
First Interstate BancSystem, Inc. Cl A	3,507	108,577
Flushing Financial Corp.	2,132	24,561
Great Southern Bancorp, Inc.	1,127	45,486
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	952	27,094
Heritage Commerce Corp.	5,160	38,726
IBERIABANK Corp.	858	39,073
Investors Bancorp, Inc.	3,761	31,968
Marlin Business Svcs. Corp.	2,673	22,614
Moelis & Co. Cl A	1,170	36,457
Northfield Bancorp, Inc.	5,255	60,538
Peoples Bancorp, Inc.	2,202	46,858
Safety Insurance Group, Inc.	360	27,454
Selective Insurance Group, Inc.	2,243	118,296
Sterling Bancorp	1,981	23,217
Stifel Financial Corp.	886	42,023

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Stock Yards Bancorp, Inc.	5,115	$205,623
TriCo Bancshares	1,948	59,317
UMB Financial Corp.	1,228	63,303
Wintrust Financial Corp.	408	17,797

		1,883,780

HEALTH CARE (4.6%)
NanoString Technologies, Inc.*	730	21,425
Pacific Biosciences of California, Inc.*	6,515	22,477
Prestige Consumer Healthcare, Inc.*	760	28,546
SeaSpine Hldgs. Corp.*	2,953	30,918
Sientra, Inc.*	7,736	29,938
Supernus Pharmaceuticals, Inc.*	3,759	89,276
Syneos Health, Inc. Cl A*	660	38,445
Vericel Corp.*	3,425	47,334

		308,359

INDUSTRIALS (17.3%)
Arcosa, Inc.	1,240	52,328
Builders FirstSource, Inc.*	2,080	43,056
Encore Wire Corp.	2,038	99,495
EnPro Industries, Inc.	1,470	72,456
Hillenbrand, Inc.	2,013	54,492
ICF International, Inc.	340	22,042
Kratos Defense & Security Solutions, Inc.*	2,895	45,249
Miller Industries, Inc.	6,011	178,948
Mueller Industries, Inc.	6,417	170,564
Rexnord Corp	2,250	65,588
SPX FLOW, Inc.*	2,120	79,373
UFP Industries, Inc.	1,695	83,919
VSE Corp.	3,434	107,793
Werner Enterprises, Inc.	1,765	76,830
WESCO International, Inc. Preferred*	213	5,649

		1,157,782

INFORMATION TECHNOLOGY (11.0%)
Cardtronics PLC Cl A*	1,241	29,759
Cirrus Logic, Inc.*	620	38,304
Cloudera, Inc.*	4,146	52,737
Cohu, Inc.	2,141	37,125
EchoStar Corp. Cl A*	763	21,334
Everspin Technologies, Inc.*	2,277	15,985
II-VI, Inc.*	1,428	67,430
Lumentum Hldgs., Inc.*	321	26,139
ManTech International Corp. Cl A	861	58,970
MKS Instruments, Inc.	347	39,294
Perficient, Inc.*	715	25,583
Perspecta, Inc.	1,779	41,326
Plexus Corp.*	543	38,314
Richardson Electronics Ltd.*	11,251	45,454
Sequans Communications S.A.*	4,294	26,365
SYNNEX Corp.	943	112,943
ViaSat, Inc.*	428	16,422
Xperi Hldg. Corp.	2,980	43,985

		737,469

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (3.7%)
Berry Global Group, Inc.*	435	$19,279
Boise Cascade Co.	1,101	41,408
Cleveland-Cliffs, Inc.	2,563	14,148
Coeur Mining, Inc.*	2,240	11,379
Ferro Corp.*	3,570	42,626
Olin Corp.	1,249	14,351
PolyOne Corp.	2,081	54,585
Stepan Co.	510	49,521

		247,297

REAL ESTATE (11.4%)
Alexander’s, Inc.	123	29,631
Cousins Properties, Inc.	2,683	80,034
CTO Realty Growth, Inc.	592	23,384
Easterly Government Properties, Inc.	5,298	122,490
Equity Commonwealth	1,540	49,588
GEO Group, Inc.	5,492	64,970
Highwoods Properties, Inc.	2,122	79,214
Industrial Logistics Properties Trust	3,149	64,712

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
JBG SMITH Properties	1,851	$54,734
Medical Properties Trust, Inc.	4,917	92,440
PotlatchDeltic Corp.	1,638	62,293
Sabra Health Care REIT, Inc.	3,107	44,834

		768,324

UTILITIES (7.9%)
Avista Corp.	2,245	81,695
Black Hills Corp.	1,231	69,748
IDACORP, Inc.	763	66,663
Northwest Natural Hldg. Co.	663	36,989
NorthWestern Corp.	1,052	57,355
PNM Resources, Inc.	2,056	79,033
Portland General Electric Co.	2,002	83,704
Spire, Inc.	805	52,897

		528,084

TOTAL COMMON STOCKS
(Cost: $8,165,480) 98.4%		6,598,539

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.4%)
JP Morgan Chase, New York Time Deposit	0.01	07/01/20	$160,766	$160,766

TOTAL TEMPORARY CASH INVESTMENT (Cost: $160,766) 2.4%				160,766

TOTAL INVESTMENTS (Cost: $8,326,246) 100.8%				6,759,305

OTHER NET ASSETS -0.8%				(56,761)

NET ASSETS 100.0%				$6,702,544

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.6%)
Cardlytics, Inc.*	723	$50,596
Cogent Communications Hldgs., Inc.	818	63,280
Gray Television, Inc.*	3,096	43,189
Shenandoah Telecommunications Co.	1,440	70,978
World Wrestling Entertainment, Inc. Cl A	527	22,898
Zynga, Inc. Cl A*	5,118	48,826

		299,767

CONSUMER DISCRETIONARY (10.9%)
Bloomin’ Brands, Inc.	8,384	89,373
Chegg, Inc.*	779	52,396
Eldorado Resorts, Inc.*	1,734	69,464
Extended Stay America, Inc.	5,400	60,426
Five Below, Inc.*	1,488	159,082
Fox Factory Hldg. Corp.*	964	79,636
Lithia Motors, Inc. Cl A	920	139,224
Marriott Vacations Worldwide Corp.	664	54,587
Red Rock Resorts, Inc. Cl A	5,437	59,318
Skyline Champion Corp.*	4,666	113,570
Sonos, Inc.*	5,315	77,759
Stamps.com, Inc.*	331	60,801
Steven Madden Ltd.	3,984	98,365
Thor Industries, Inc.	792	84,372
Williams-Sonoma, Inc.	724	59,375

		1,257,748

CONSUMER STAPLES (2.3%)
BJ’s Wholesale Club Hldgs., Inc.*	2,357	87,845
Freshpet, Inc.*	1,269	106,164
WD-40 Co.	382	75,751

		269,760

ENERGY (0.3%)
Kosmos Energy Ltd.	5,409	8,979
PBF Energy, Inc. Cl A	2,164	22,159

		31,138

FINANCIALS (5.9%)
Essent Group Ltd.	1,695	61,478
First Financial Bankshares, Inc.	1,974	57,029
First Merchants Corp.	2,021	55,719
Houlihan Lokey, Inc. Cl A	1,426	79,343
iShares Micro-Cap ETF	613	53,496
Moelis & Co. Cl A	2,652	82,636
National Bank Hldgs. Corp. Cl A	1,040	28,080
Primerica, Inc.	735	85,701
RLI Corp.	679	55,746
Selective Insurance Group, Inc.	948	49,998
Starwood Property Trust, Inc.	5,071	75,862

		685,088

HEALTH CARE (32.5%)
1Life Healthcare, Inc.*	1,902	69,081
ACADIA Pharmaceuticals, Inc.*	1,298	62,914
Acceleron Pharma, Inc.*	889	84,695
Amicus Therapeutics, Inc.*	4,623	69,715
Arrowhead Pharmaceuticals, Inc.*	587	25,353
Biohaven Pharmaceutical Hldg. Co. Ltd.*	1,002	73,256

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Blueprint Medicines Corp.*	775	$60,450
CareDx, Inc.*	1,518	53,783
ChemoCentryx, Inc.*	1,027	59,094
CRISPR Therapeutics AG*	685	50,341
Emergent BioSolutions, Inc.*	2,519	199,203
Esperion Therapeutics, Inc.*	1,082	55,517
Fate Therapeutics, Inc.*	1,458	50,024
FibroGen, Inc.*	1,351	54,756
Global Blood Therapeutics, Inc.*	930	58,711
Globus Medical, Inc. Cl A*	1,336	63,741
Haemonetics Corp.*	626	56,065
HealthEquity, Inc.*	1,817	106,603
Horizon Therapeutics PLC*	1,280	71,142
Inmode Ltd.*	982	27,810
Insmed, Inc.*	1,922	52,932
Inspire Medical Systems, Inc.*	584	50,820
Intersect ENT, Inc.*	2,922	39,564
Invitae Corp.*	3,290	99,654
iRhythm Technologies, Inc.*	921	106,735
Karyopharm Therapeutics, Inc.*	3,112	58,941
Kodiak Sciences, Inc.*	948	51,306
Krystal Biotech, Inc.*	524	21,704
LHC Group, Inc.*	910	158,631
Madrigal Pharmaceuticals, Inc.*	392	44,394
Medpace Hldgs., Inc.*	430	39,999
Mirati Therapeutics, Inc.*	443	50,577
MyoKardia, Inc.*	537	51,885
Natera, Inc.*	1,465	73,045
Neogen Corp.*	1,040	80,704
NeoGenomics, Inc.*	2,479	76,799
Nevro Corp.*	430	51,372
Omnicell, Inc.*	1,218	86,015
Orchard Therapeutics PLC*	3,032	18,192
OrthoPediatrics Corp.*	1,037	45,379
Quidel Corp.*	303	67,793
Repligen Corp.*	656	81,088
Sage Therapeutics, Inc.*	615	25,572
Schrodinger, Inc.*	600	54,942
Sientra, Inc.*	15,062	58,290
Silk Road Medical, Inc.*	1,087	45,534
Simulations Plus, Inc.	1,972	117,965
Sorrento Therapeutics, Inc.*	2,080	13,062
STAAR Surgical Co.*	1,537	94,587
Supernus Pharmaceuticals, Inc.*	2,698	64,077
Tabula Rasa HealthCare, Inc.*	848	46,411
Tactile Systems Technology, Inc.*	1,174	48,639
Tandem Diabetes Care, Inc.*	1,159	114,648
Ultragenyx Pharmaceutical, Inc.*	652	50,999
US Physical Therapy, Inc.	438	35,487
Vericel Corp.*	3,457	47,776
Wright Medical Group NV*	2,459	73,081
Xencor, Inc.*	1,679	54,383
Zogenix, Inc.*	884	23,877
Zynex, Inc.*	1,467	36,484

		3,765,597

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (13.4%)
Alaska Air Group, Inc.	765	$27,739
Axon Enterprise, Inc.*	675	66,238
Clean Harbors, Inc.*	700	41,986
Ducommun, Inc.*	490	17,086
EMCOR Group, Inc.	1,710	113,100
ESCO Technologies, Inc.	1,187	100,337
Exponent, Inc.	1,322	106,990
Federal Signal Corp.	2,499	74,295
Franklin Electric Co., Inc.	1,081	56,774
Generac Hldgs., Inc.*	739	90,106
Gorman-Rupp Co.	2,938	91,313
Heidrick & Struggles International, Inc.	1,776	38,397
IAA, Inc.*	1,314	50,681
ICF International, Inc.	1,018	65,997
Knoll, Inc.	1,457	17,761
Mercury Systems, Inc.*	593	46,645
MSA Safety, Inc.	342	39,139
Saia, Inc.*	663	73,712
Simpson Manufacturing Co., Inc.	1,745	147,208
SPX FLOW, Inc.*	1,116	41,783
Tetra Tech, Inc.	849	67,173
Trex Co., Inc.*	945	122,916
Woodward, Inc.	727	56,379

		1,553,755

INFORMATION TECHNOLOGY (21.8%)
Akoustis Technologies, Inc.*	5,773	47,858
Altair Engineering, Inc. Cl A*	853	33,907
Blackline, Inc.*	939	77,852
Cabot Microelectronics Corp.	574	80,096
Cardtronics PLC Cl A*	1,824	43,740
Cloudera, Inc.*	3,313	42,141
Cohu, Inc.	2,499	43,333
Cornerstone OnDemand, Inc.*	943	36,362
Domo, Inc. Cl B*	1,277	41,081
Enphase Energy, Inc.*	1,163	55,324
Everspin Technologies, Inc.*	2,996	21,032
Five9, Inc.*	2,016	223,111
Globant S.A.*	516	77,323
II-VI, Inc.*	2,259	106,670
Itron, Inc.*	745	49,356
Lattice Semiconductor Corp.*	2,896	82,217
LivePerson, Inc.*	2,596	107,552
Lumentum Hldgs., Inc.*	921	74,997

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
MAXIMUS, Inc.	1,088	$76,650
MaxLinear, Inc. Cl A*	3,967	85,132
New Relic, Inc.*	887	61,114
Novanta, Inc.*	735	78,476
Perficient, Inc.*	2,493	89,200
Ping Identity Hldg. Corp.*	2,320	74,449
Pure Storage, Inc. Cl A*	2,449	42,441
Q2 Hldgs., Inc.*	1,001	85,876
Rapid7, Inc.*	3,337	170,254
Rogers Corp.*	256	31,898
SailPoint Technologies Hldgs., Inc.*	6,703	177,428
Science Applications International Corp.	659	51,191
Silicon Laboratories, Inc.*	931	93,351
SiTime Corp.*	1,245	59,025
ViaSat, Inc.*	1,060	40,672
Virtusa Corp.*	1,185	38,477
Yext, Inc.*	1,744	28,968

		2,528,554

MATERIALS (2.4%)
Coeur Mining, Inc.*	10,636	54,031
Innospec, Inc.	1,103	85,207
Quaker Chemical Corp.	308	57,180
Valvoline, Inc.	4,106	79,369

		275,787

REAL ESTATE (4.6%)
Cousins Properties, Inc.	1,656	49,399
Easterly Government Properties, Inc.	6,112	141,309
EastGroup Properties, Inc.	562	66,659
Physicians Realty Trust	3,172	55,573
QTS Realty Trust, Inc. Cl A	1,223	78,382
Redfin Corp.*	2,225	93,250
Terreno Realty Corp.	986	51,903

		536,475

UTILITIES (2.0%)
American States Water Co.	1,315	103,398
Chesapeake Utilities Corp.	1,486	124,824

		228,222

TOTAL COMMON STOCKS
(Cost: $11,146,571) 98.7%		11,431,891

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.2%)
JP Morgan Chase, New York Time Deposit	0.01	07/01/20	$139,920	$139,920

TOTAL TEMPORARY CASH INVESTMENT (Cost: $139,920) 1.2%				139,920

TOTAL INVESTMENTS (Cost: $11,286,491) 99.9%				11,571,811

OTHER NET ASSETS 0.1%				8,413

NET ASSETS 100.0%				$11,580,224

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.6%)
ATN International, Inc.	49	$2,968
Cincinnati Bell, Inc.*	226	3,356
Cogent Communications Hldgs., Inc.	188	14,544
Consolidated Communications Hldgs., Inc.*	324	2,194
EW Scripps Co. Cl A	247	2,161
Gannett Co., Inc.	602	831
Glu Mobile, Inc.*	597	5,534
Iridium Communications, Inc.*	446	11,346
Marcus Corp.	104	1,380
Meredith Corp.	185	2,692
QuinStreet, Inc.*	207	2,165
Scholastic Corp.	136	4,072
Shenandoah Telecommunications Co.	210	10,351
Spok Hldgs., Inc.	78	729
TechTarget, Inc.*	103	3,093
Vonage Hldgs. Corp.*	1,036	10,422

		77,838

CONSUMER DISCRETIONARY (14.4%)
Abercrombie & Fitch Co. Cl A	276	2,937
American Axle & Manufacturing Hldgs., Inc.*	513	3,899
American Public Education, Inc.*	67	1,983
America’s Car-Mart, Inc.*	27	2,372
Asbury Automotive Group, Inc.*	86	6,650
Barnes & Noble Education, Inc.*	174	278
Bed Bath & Beyond, Inc.	593	6,286
Big Lots, Inc.	177	7,434
BJ’s Restaurants, Inc.	100	2,094
Bloomin’ Brands, Inc.	394	4,200
Boot Barn Hldgs., Inc.*	130	2,803
Brinker International, Inc.	204	4,896
Buckle, Inc.	128	2,007
Caleres, Inc.	181	1,510
Callaway Golf Co.	420	7,354
Capri Hldgs. Ltd.*	670	10,472
Cato Corp. Cl A	96	785
Cavco Industries, Inc.*	38	7,328
Century Communities, Inc.*	129	3,955
Cheesecake Factory, Inc.	191	4,378
Chico’s FAS, Inc.	547	755
Children’s Place, Inc.	65	2,432
Chuy’s Hldgs., Inc.*	75	1,116
Conn’s, Inc.*	86	868
Cooper Tire & Rubber Co.	226	6,240
Cooper-Standard Hldgs., Inc.*	76	1,007
Core-Mark Hldg. Co., Inc.	202	5,041
Crocs, Inc.*	302	11,120
Dave & Buster’s Entertainment, Inc.	217	2,893
Designer Brands, Inc. Cl A	241	1,632
Dine Brands Global, Inc.	75	3,157
Dorman Products, Inc.*	129	8,652
El Pollo Loco Hldgs., Inc.*	89	1,314
Ethan Allen Interiors, Inc.	106	1,254
Express, Inc.*	295	454

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Fiesta Restaurant Group, Inc.*	92	$587
Fossil Group, Inc.*	211	981
Fox Factory Hldg. Corp.*	185	15,283
GameStop Corp. Cl A*	299	1,298
Garrett Motion, Inc.*	337	1,867
Genesco, Inc.*	62	1,343
Gentherm, Inc.*	147	5,718
G-III Apparel Group Ltd.*	198	2,631
Group 1 Automotive, Inc.	76	5,014
Guess?, Inc.	197	1,905
Haverty Furniture Cos., Inc.	78	1,248
Hibbett Sports, Inc.*	74	1,550
Installed Building Products, Inc.*	94	6,465
iRobot Corp.*	126	10,571
Kontoor Brands, Inc.	212	3,776
La-Z-Boy, Inc.	208	5,628
LCI Industries	113	12,993
LGI Homes, Inc.*	97	8,539
Liquidity Svcs., Inc.*	124	739
Lithia Motors, Inc. Cl A	99	14,982
Lumber Liquidators Hldgs., Inc.*	130	1,802
M/I Homes, Inc.*	127	4,374
Macy’s, Inc.	1,381	9,501
MarineMax, Inc.*	95	2,127
MDC Hldgs., Inc.	225	8,033
Meritage Homes Corp.*	159	12,103
Michaels Cos., Inc.*	345	2,439
Monarch Casino & Resort, Inc.*	53	1,806
Monro, Inc.	148	8,131
Motorcar Parts of America, Inc.*	85	1,502
Movado Group, Inc.	75	813
Office Depot, Inc.	2,475	5,816
Oxford Industries, Inc.	75	3,301
Perdoceo Education Corp.*	311	4,954
PetMed Express, Inc.	90	3,208
Red Robin Gourmet Burgers, Inc.*	59	602
Regis Corp.*	110	900
Rent-A-Center, Inc.	216	6,009
Ruth’s Hospitality Group, Inc.	143	1,167
Shake Shack, Inc. Cl A*	158	8,371
Shoe Carnival, Inc.	40	1,171
Shutterstock, Inc.	86	3,007
Signet Jewelers Ltd.	240	2,465
Sleep Number Corp.*	125	5,205
Sonic Automotive, Inc. Cl A	108	3,446
Stamps.com, Inc.*	73	13,409
Standard Motor Products, Inc.	90	3,708
Steven Madden Ltd.	342	8,444
Sturm Ruger & Co., Inc.	74	5,624
Tupperware Brands Corp.	213	1,012
Unifi, Inc.*	66	850
Universal Electronics, Inc.*	61	2,856
Vera Bradley, Inc.*	105	466
Vista Outdoor, Inc.*	263	3,800
Wingstop, Inc.	133	18,483
Winnebago Industries, Inc.	152	10,126

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Wolverine World Wide, Inc.	364	$8,667
YETI Hldgs., Inc.*	301	12,862
Zumiez, Inc.*	90	2,464

		429,698

CONSUMER STAPLES (3.7%)
Andersons, Inc.	147	2,023
B&G Foods, Inc.	290	7,070
Calavo Growers, Inc.	74	4,655
Cal-Maine Foods, Inc.*	136	6,049
Central Garden & Pet Co.*	43	1,547
Central Garden & Pet Co. Cl A*	177	5,981
Chefs’ Warehouse, Inc.*	140	1,901
Coca-Cola Consolidated, Inc.	20	4,584
Fresh Del Monte Produce, Inc.	134	3,299
Inter Parfums, Inc.	79	3,804
J&J Snack Foods Corp.	66	8,391
John B Sanfilippo & Son, Inc.	40	3,413
Medifast, Inc.	52	7,216
MGP Ingredients, Inc.	59	2,166
National Beverage Corp.*	53	3,234
PriceSmart, Inc.	99	5,973
Seneca Foods Corp. Cl A*	30	1,014
SpartanNash Co.	158	3,357
United Natural Foods, Inc.*	413	7,521
Universal Corp.	109	4,634
USANA Health Sciences, Inc.*	55	4,039
Vector Group Ltd.	537	5,402
WD-40 Co.	61	12,096

		109,369

ENERGY (2.9%)
Archrock, Inc.	577	3,745
Bonanza Creek Energy, Inc.*	85	1,260
Callon Petroleum Co.*	1,794	2,063
CONSOL Energy, Inc.*	117	593
Core Laboratories N.V.	200	4,064
Denbury Resources, Inc.*	2,315	639
DMC Global, Inc.	66	1,821
Dorian LPG Ltd.*	121	936
Dril-Quip, Inc.*	158	4,707
Exterran Corp.*	126	679
Geospace Technologies Corp.*	60	451
Green Plains, Inc.*	152	1,553
Gulfport Energy Corp.*	666	726
Helix Energy Solutions Group, Inc.*	644	2,235
Helmerich & Payne, Inc.	484	9,443
Laredo Petroleum, Inc.*	41	568
Matador Resources Co.*	491	4,173
Matrix Svc. Co.*	118	1,147
Nabors Industries Ltd.	31	1,148
Newpark Resources, Inc.*	410	914
Oasis Petroleum, Inc.*	1,327	995
Oceaneering International, Inc.*	451	2,882
Oil States International, Inc.*	280	1,330
Par Pacific Hldgs., Inc.*	175	1,573

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Patterson-UTI Energy, Inc.	863	$2,995
PDC Energy, Inc.*	431	5,362
Penn Virginia Corp.*	60	572
ProPetro Hldg. Corp.*	378	1,943
QEP Resources, Inc.	1,140	1,471
Range Resources Corp.	944	5,315
Renewable Energy Group, Inc.*	175	4,336
REX American Resources Corp.*	24	1,665
Ring Energy, Inc.*	268	311
RPC, Inc.*	236	727
SEACOR Hldgs., Inc.*	79	2,237
SM Energy Co.	481	1,804
Southwestern Energy Co.*	2,437	6,239
Talos Energy, Inc.*	91	837
US Silica Hldgs., Inc.	335	1,209
Valaris PLC Cl A*	914	596

		87,264

FINANCIALS (17.2%)
Allegiance Bancshares, Inc.	84	2,133
Ambac Financial Group, Inc.*	134	1,919
American Equity Investment Life Hldg. Co.	409	10,106
Ameris Bancorp	293	6,912
AMERISAFE, Inc.	86	5,260
Apollo Commercial Real Estate Finance, Inc.	645	6,327
ARMOUR Residential REIT, Inc.	291	2,732
Axos Financial, Inc.*	233	5,145
Banc of California, Inc.	195	2,112
Banner Corp.	156	5,928
Berkshire Hills Bancorp, Inc.	193	2,127
Blucora, Inc.*	213	2,432
Boston Private Financial Hldgs., Inc.	362	2,491
Brightsphere Investment Group, Inc.	279	3,476
Brookline Bancorp, Inc.	353	3,558
Cadence BanCorp Cl A	564	4,997
Capstead Mortgage Corp.	430	2,361
Central Pacific Financial Corp.	125	2,004
City Hldg. Co.	72	4,692
Columbia Banking System, Inc.	318	9,014
Community Bank System, Inc.	232	13,229
Customers Bancorp, Inc.*	128	1,539
CVB Financial Corp.	575	10,775
Dime Community Bancshares, Inc.	128	1,757
Donnelley Financial Solutions, Inc.*	138	1,159
Eagle Bancorp, Inc.	143	4,683
eHealth, Inc.*	116	11,396
Employers Hldgs., Inc.	136	4,100
Encore Capital Group, Inc.*	125	4,273
Enova International, Inc.*	135	2,007
EZCORP, Inc. Cl A*	234	1,474
First BanCorp.	975	5,450
First Commonwealth Financial Corp.	437	3,618
First Financial Bancorp	440	6,112
First Midwest Bancorp, Inc.	512	6,835

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Flagstar Bancorp, Inc.	155	$4,562
Franklin Financial Network, Inc.	60	1,545
Granite Point Mortgage Trust, Inc.	249	1,788
Great Western Bancorp, Inc.	245	3,371
Green Dot Corp. Cl A*	219	10,749
Greenhill & Co., Inc.	65	649
Hanmi Financial Corp.	136	1,321
HCI Group, Inc.	28	1,293
Heritage Financial Corp.	159	3,180
HomeStreet, Inc.	105	2,584
Hope Bancorp, Inc.	548	5,053
Horace Mann Educators Corp.	184	6,758
Independent Bank Corp.	146	9,795
Independent Bank Group, Inc.	163	6,605
INTL. FCStone, Inc.*	73	4,015
Invesco Mortgage Capital, Inc.	759	2,839
iShares Core S&P Small-Cap ETF	1,133	77,373
James River Group Hldgs. Ltd.	137	6,165
Kinsale Capital Group, Inc.	94	14,590
KKR Real Estate Finance Trust, Inc.	104	1,724
Meta Financial Group, Inc.	143	2,598
National Bank Hldgs. Corp. Cl A	138	3,726
NBT Bancorp, Inc.	194	5,967
New York Mortgage Trust, Inc.	1,697	4,429
NMI Hldgs., Inc. Cl A*	377	6,062
Northfield Bancorp, Inc.	194	2,235
Northwest Bancshares, Inc.	529	5,409
OFG Bancorp	229	3,062
Old National Bancorp.	736	10,127
Pacific Premier Bancorp, Inc.	360	7,805
Palomar Hldgs., Inc.*	79	6,775
PennyMac Mortgage Investment Trust	448	7,853
Piper Sandler Cos.	65	3,845
PRA Group, Inc.*	203	7,848
Preferred Bank	61	2,614
ProAssurance Corp.	240	3,473
Provident Financial Svcs., Inc.	269	3,887
Ready Capital Corp.	169	1,469
Redwood Trust, Inc.	514	3,598
S&T Bancorp, Inc.	169	3,963
Safety Insurance Group, Inc.	65	4,957
Seacoast Banking Corp. of Florida*	234	4,774
ServisFirst Bancshares, Inc.	206	7,367
Simmons First National Corp. Cl A	483	8,264
Southside Bancshares, Inc.	140	3,881
Stewart Information Svcs. Corp.	106	3,446
Third Point Reinsurance Ltd.*	362	2,719
Tompkins Financial Corp.	54	3,498
Triumph Bancorp, Inc.*	99	2,403
TrustCo Bank Corp.	433	2,741
United Community Banks, Inc.	348	7,002
United Fire Group, Inc.	95	2,632
United Insurance Hldgs. Corp.	93	727
Universal Insurance Hldgs., Inc.	133	2,361
Veritex Hldgs., Inc.	208	3,682
Virtus Investment Partners, Inc.	32	3,721

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Waddell & Reed Financial, Inc. Cl A	293	$4,544
Walker & Dunlop, Inc.	129	6,554
Westamerica BanCorp	120	6,890
WisdomTree Investments, Inc.	531	1,843
World Acceptance Corp.*	24	1,572

		512,415

HEALTH CARE (12.8%)
Addus HomeCare Corp.*	61	5,646
Allscripts Healthcare Solutions, Inc.*	728	4,929
AMAG Pharmaceuticals, Inc.*	156	1,193
AMN Healthcare Svcs., Inc.*	210	9,500
Amphastar Pharmaceuticals, Inc.*	151	3,392
AngioDynamics, Inc.*	167	1,698
ANI Pharmaceuticals, Inc.*	42	1,358
Anika Therapeutics, Inc.*	63	2,377
BioTelemetry, Inc.*	153	6,914
Cardiovascular Systems, Inc.*	157	4,953
Coherus Biosciences, Inc.*	274	4,895
Community Health Systems, Inc.*	536	1,614
Computer Programs & Systems, Inc.	57	1,299
CONMED Corp.	87	6,264
Contra Progenics Pharmaceuticals, Inc. — contingent value rights*	384	4	††
Corcept Therapeutics, Inc.*	468	7,873
CorVel Corp.*	40	2,836
Covetrus, Inc.*	447	7,997
Cross Country Healthcare, Inc.*	168	1,035
CryoLife, Inc.*	168	3,221
Cutera, Inc.*	80	974
Cytokinetics, Inc.*	268	6,317
Eagle Pharmaceuticals, Inc.*	45	2,159
Emergent BioSolutions, Inc.*	199	15,736
Enanta Pharmaceuticals, Inc.*	73	3,665
Endo International PLC*	924	3,169
Ensign Group, Inc.	224	9,374
Glaukos Corp.*	179	6,877
Hanger, Inc.*	172	2,848
HealthStream, Inc.*	114	2,523
Heska Corp.*	38	3,541
HMS Hldgs. Corp.*	397	12,858
Innoviva, Inc.*	301	4,208
Inogen, Inc.*	81	2,877
Integer Hldgs. Corp.*	147	10,738
Invacare Corp.	156	994
Lannett Co., Inc.*	151	1,096
Lantheus Hldgs., Inc.*	416	5,949
LeMaitre Vascular, Inc.	75	1,980
Luminex Corp.	188	6,116
Magellan Health, Inc.*	99	7,225
Medpace Hldgs., Inc.*	122	11,349
Meridian Bioscience, Inc.*	191	4,448
Merit Medical Systems, Inc.*	248	11,321
Mesa Laboratories, Inc.	18	3,902
Momenta Pharmaceuticals, Inc.*	534	17,765
Myriad Genetics, Inc.*	332	3,765

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Natus Medical, Inc.*	151	$3,295
Neogen Corp.*	237	18,390
NeoGenomics, Inc.*	491	15,211
NextGen Healthcare, Inc.*	221	2,427
Omnicell, Inc.*	189	13,347
OraSure Technologies, Inc.*	321	3,733
Orthofix Medical, Inc.*	86	2,752
Owens & Minor, Inc.	285	2,172
Pacira BioSciences, Inc.*	190	9,969
Pennant Group, Inc.*	120	2,712
Phibro Animal Health Corp. Cl A	90	2,364
Providence Svc. Corp.*	51	4,024
RadNet, Inc.*	187	2,968
REGENXBIO, Inc.*	143	5,267
Select Medical Hldgs. Corp.*	487	7,174
Simulations Plus, Inc.	55	3,290
Spectrum Pharmaceuticals, Inc.*	521	1,761
Supernus Pharmaceuticals, Inc.*	238	5,653
Surmodics, Inc.*	60	2,594
Tabula Rasa HealthCare, Inc.*	92	5,035
Tactile Systems Technology, Inc.*	86	3,563
Tivity Health, Inc.*	197	2,232
US Physical Therapy, Inc.	58	4,699
Vanda Pharmaceuticals, Inc.*	246	2,814
Varex Imaging Corp.*	173	2,621
Xencor, Inc.*	222	7,191
Zynex, Inc.*	68	1,691

		381,721

INDUSTRIALS (17.5%)
AAON, Inc.	183	9,935
AAR Corp.	150	3,100
ABM Industries, Inc.	299	10,854
Aegion Corp. Cl A*	135	2,142
Aerojet Rocketdyne Hldgs., Inc.*	325	12,883
AeroVironment, Inc.*	96	7,644
Alamo Group, Inc.	43	4,414
Albany International Corp. Cl A	137	8,043
Allegiant Travel Co. Cl A	58	6,334
American Woodmark Corp.*	70	5,296
Apogee Enterprises, Inc.	118	2,719
Applied Industrial Technologies, Inc.	173	10,793
ArcBest Corp.	113	2,996
Arcosa, Inc.	216	9,115
Astec Industries, Inc.	101	4,677
Atlas Air Worldwide Hldgs., Inc.*	117	5,035
AZZ, Inc.	117	4,015
Barnes Group, Inc.	213	8,426
Brady Corp. Cl A	217	10,160
Bristow Group, Inc.*	29	404
Chart Industries, Inc.*	160	7,758
CIRCOR International, Inc.*	89	2,268
Comfort Systems USA, Inc.	163	6,642
Cubic Corp.	140	6,724
DXP Enterprises, Inc.*	72	1,434
Echo Global Logistics, Inc.*	119	2,573

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Encore Wire Corp.	92	$4,491
Enerpac Tool Group Corp. Cl A	240	4,224
EnPro Industries, Inc.	91	4,485
ESCO Technologies, Inc.	116	9,805
Exponent, Inc.	232	18,776
Federal Signal Corp.	271	8,057
Forrester Research, Inc.*	47	1,506
Forward Air Corp.	125	6,228
Foundation Building Materials, Inc.*	80	1,249
Franklin Electric Co., Inc.	172	9,033
Gibraltar Industries, Inc.*	145	6,961
GMS, Inc.*	188	4,623
Granite Construction, Inc.	210	4,019
Greenbrier Cos., Inc.	147	3,344
Griffon Corp.	192	3,556
Harsco Corp.*	352	4,756
Hawaiian Hldgs., Inc.	207	2,906
Heartland Express, Inc.	207	4,310
Heidrick & Struggles International, Inc.	85	1,838
Hillenbrand, Inc.	336	9,096
Hub Group, Inc. Cl A*	149	7,131
Insteel Industries, Inc.	82	1,564
Interface, Inc. Cl A	265	2,157
John Bean Technologies Corp.	141	12,129
Kaman Corp.	124	5,158
Kelly Svcs., Inc. Cl A	149	2,356
Korn Ferry	246	7,560
Lindsay Corp.	48	4,426
Lydall, Inc.*	81	1,098
Marten Transport Ltd.	174	4,378
Matson, Inc.	192	5,587
Matthews International Corp. Cl A	140	2,674
Meritor, Inc.*	325	6,435
Moog, Inc. Cl A	135	7,152
Mueller Industries, Inc.	254	6,751
MYR Group, Inc.*	74	2,361
National Presto Industries, Inc.	22	1,923
NOW, Inc.*	495	4,272
Park Aerospace Corp.	87	969
Patrick Industries, Inc.	99	6,064
PGT Innovations, Inc.*	262	4,108
Pitney Bowes, Inc.	776	2,018
Powell Industries, Inc.	40	1,096
Proto Labs, Inc.*	119	13,384
Quanex Building Products Corp.	147	2,040
Raven Industries, Inc.	160	3,442
Resideo Technologies, Inc.*	554	6,493
Resources Connection, Inc.	135	1,616
RR Donnelley & Sons Co.	325	387
Saia, Inc.*	118	13,119
Simpson Manufacturing Co., Inc.	176	14,847
SkyWest, Inc.	225	7,340
SPX Corp.*	200	8,230
SPX FLOW, Inc.*	191	7,151
Standex International Corp.	56	3,223
Sunrun, Inc.*	356	7,020

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Team, Inc.*	138	$769
Tennant Co.	83	5,396
Titan International, Inc.	222	324
Triumph Group, Inc.	233	2,099
TrueBlue, Inc.*	162	2,474
UFP Industries, Inc.	273	13,516
UniFirst Corp.	68	12,169
US Ecology, Inc.	114	3,862
Veritiv Corp.*	56	950
Viad Corp.	92	1,750
Vicor Corp.*	82	5,900
Wabash National Corp.	237	2,517
Watts Water Technologies, Inc. Cl A	123	9,963
WESCO International, Inc. Preferred*	84	2,228

		521,223

INFORMATION TECHNOLOGY (13.6%)
3D Systems Corp.*	529	3,698
8x8, Inc.*	464	7,424
ADTRAN, Inc.	215	2,350
Advanced Energy Industries, Inc.*	172	11,660
Agilysys, Inc.*	91	1,632
Alarm.com Hldgs., Inc.*	192	12,443
Applied Optoelectronics, Inc.*	86	935
Arlo Technologies, Inc.*	354	913
Axcelis Technologies, Inc.*	148	4,122
Badger Meter, Inc.	130	8,180
Bel Fuse, Inc. Cl B	45	483
Benchmark Electronics, Inc.	163	3,521
Bottomline Technologies DE, Inc.*	170	8,631
Brooks Automation, Inc.	334	14,776
CalAmp Corp.*	156	1,249
Cardtronics PLC Cl A*	160	3,837
CEVA, Inc.*	99	3,705
Cohu, Inc.	188	3,260
Comtech Telecommunications Corp.	111	1,875
CSG Systems International, Inc.	148	6,126
CTS Corp.	145	2,906
Daktronics, Inc.	169	735
Diebold Nixdorf, Inc.*	349	2,115
Digi International, Inc.*	130	1,514
Diodes, Inc.*	188	9,532
DSP Group, Inc.*	104	1,651
Ebix, Inc.	102	2,281
ePlus, Inc.*	60	4,241
EVERTEC, Inc.	266	7,475
ExlService Hldgs., Inc.*	154	9,764
Extreme Networks, Inc.*	545	2,365
Fabrinet*	164	10,237
FARO Technologies, Inc.*	79	4,234
FormFactor, Inc.*	343	10,060
Harmonic, Inc.*	437	2,076
Ichor Hldgs. Ltd.*	101	2,685
Insight Enterprises, Inc.*	157	7,724
Itron, Inc.*	160	10,600
Knowles Corp.*	384	5,860

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Kulicke & Soffa Industries, Inc.	281	$5,853
LivePerson, Inc.*	277	11,476
ManTech International Corp. Cl A	121	8,287
MaxLinear, Inc. Cl A*	296	6,352
Methode Electronics, Inc.	165	5,158
MicroStrategy, Inc. Cl A*	35	4,140
MTS Systems Corp.	80	1,407
NETGEAR, Inc.*	133	3,443
NIC, Inc.	299	6,865
OneSpan, Inc.*	147	4,106
Onto Innovation, Inc.*	214	7,285
OSI Systems, Inc.*	75	5,598
PC Connection, Inc.	49	2,272
PDF Solutions, Inc.*	125	2,445
Perficient, Inc.*	147	5,260
Photronics, Inc.*	293	3,261
Plantronics, Inc.	152	2,231
Plexus Corp.*	131	9,243
Power Integrations, Inc.	134	15,829
Progress Software Corp.	201	7,789
Rambus, Inc.*	508	7,722
Rogers Corp.*	82	10,217
Sanmina Corp.*	306	7,662
ScanSource, Inc.*	114	2,746
SMART Global Hldgs., Inc.*	61	1,658
SPS Commerce, Inc.*	157	11,794
Sykes Enterprises, Inc.*	169	4,674
TTEC Hldgs., Inc.	78	3,632
TTM Technologies, Inc.*	443	5,254
Ultra Clean Hldgs., Inc.*	179	4,051
Unisys Corp.*	236	2,575
Veeco Instruments, Inc.*	220	2,968
Viavi Solutions, Inc.*	1,024	13,046
Virtusa Corp.*	134	4,351
Xperi Hldg. Corp.	515	7,601

		407,126

MATERIALS (4.8%)
AdvanSix, Inc.*	128	1,503
American Vanguard Corp.	120	1,651
Arconic Corp.*	432	6,018
Balchem Corp.	144	13,660
Boise Cascade Co.	176	6,619
Century Aluminum Co.*	226	1,611
Clearwater Paper Corp.*	75	2,710
Cleveland-Cliffs, Inc.	1,782	9,837
Ferro Corp.*	371	4,430
FutureFuel Corp.	115	1,374
GCP Applied Technologies, Inc.*	241	4,478
Hawkins, Inc.	41	1,746
Haynes International, Inc.	56	1,308
HB Fuller Co.	230	10,258
Innospec, Inc.	109	8,420
Kaiser Aluminum Corp.	71	5,227
Koppers Hldgs., Inc.*	93	1,752
Kraton Corp.*	142	2,454

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Livent Corp.*	659	$4,059
Materion Corp.	91	5,596
Mercer International, Inc.*	180	1,469
Myers Industries, Inc.	160	2,328
Neenah, Inc.	75	3,709
Olympic Steel, Inc.	41	482
PH Glatfelter Co.	199	3,194
Quaker Chemical Corp.	57	10,582
Rayonier Advanced Materials, Inc.*	222	624
Schweitzer-Mauduit International, Inc.	140	4,677
Stepan Co.	89	8,642
SunCoke Energy, Inc.	373	1,104
TimkenSteel Corp.*	177	689
Tredegar Corp.	111	1,709
Trinseo S.A.	172	3,811
US Concrete, Inc.*	71	1,761
Warrior Met Coal, Inc.	228	3,509

		143,001

REAL ESTATE (8.1%)
Acadia Realty Trust	389	5,049
Agree Realty Corp.	239	15,705
Alexander & Baldwin, Inc.	308	3,755
American Assets Trust, Inc.	216	6,013
Armada Hoffler Properties, Inc.	252	2,507
Brandywine Realty Trust	762	8,298
CareTrust REIT, Inc.	428	7,345
Cedar Realty Trust, Inc.	383	379
Chatham Lodging Trust	210	1,285
Community Healthcare Trust, Inc.	93	3,804
DiamondRock Hospitality Co.	898	4,966
Diversified Healthcare Trust	1,083	4,792
Easterly Government Properties, Inc.	334	7,722
Essential Properties Realty Trust, Inc.	413	6,129
Four Corners Property Trust, Inc.	316	7,710
Franklin Street Properties Corp.	482	2,453
Getty Realty Corp.	153	4,541
Global Net Lease, Inc.	401	6,709
Hersha Hospitality Trust Cl A	161	927
Independence Realty Trust, Inc.	422	4,849
Industrial Logistics Properties Trust	290	5,960
Innovative Industrial Properties, Inc. Cl A	83	7,306
Investors Real Estate Trust	55	3,877
iStar, Inc.	324	3,992
Kite Realty Group Trust	379	4,374
Lexington Realty Trust	1,239	13,071
LTC Properties, Inc.	176	6,630
Marcus & Millichap, Inc.*	106	3,059
National Storage Affiliates Trust	280	8,025
NexPoint Residential Trust, Inc.	98	3,464
Office Properties Income Trust	215	5,584
Pennsylvania REIT	272	370
RE/MAX Hldgs., Inc. Cl A	80	2,514
Realogy Hldgs. Corp.	518	3,838
Retail Opportunity Investments Corp.	526	5,960

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Retail Properties of America, Inc. Cl A	957	$7,005
RPT Realty	361	2,513
Safehold, Inc.	59	3,392
Saul Centers, Inc.	52	1,678
SITE Centers Corp.	670	5,427
St Joe Co.*	140	2,719
Summit Hotel Properties, Inc.	476	2,823
Tanger Factory Outlet Centers, Inc.	422	3,009
Uniti Group, Inc.	872	8,153
Universal Health Realty Income Trust	56	4,451
Urstadt Biddle Properties, Inc. Cl A	134	1,592
Washington Prime Group, Inc.	864	726
Washington Real Estate Investment Trust	369	8,192
Whitestone REIT Cl B	187	1,360
Xenia Hotels & Resorts, Inc.	510	4,758

		240,760

UTILITIES (2.2%)
American States Water Co.	165	12,974
Avista Corp.	301	10,953
California Water Service Group	218	10,399
El Paso Electric Co.	182	12,194
Northwest Natural Hldg. Co.	136	7,587
South Jersey Industries, Inc.	412	10,296

		64,403

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $3,330,562) 99.8%		2,974,818

TOTAL INVESTMENTS
(Cost: $3,330,562) 99.8%		2,974,818

OTHER NET ASSETS 0.2%		6,258

NET ASSETS 100.0%		$2,981,076

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (0.9%)
Discovery, Inc. Cl A*	375	$7,913
Discovery, Inc. Cl C*	394	7,588

		15,501

CONSUMER DISCRETIONARY (4.5%)
Capri Hldgs. Ltd.*	522	8,159
Foot Locker, Inc.	253	7,378
Hilton Grand Vacations, Inc.*	189	3,695
Marriott Vacations Worldwide Corp.	272	22,361
Ralph Lauren Corp. Cl A	112	8,122
Taylor Morrison Home Corp. Cl A*	342	6,597
Williams-Sonoma, Inc.	230	18,862

		75,174

CONSUMER STAPLES (2.6%)
Constellation Brands, Inc. Cl A	93	16,270
Ingredion, Inc.	101	8,383
TreeHouse Foods, Inc.*	180	7,884
Tyson Foods, Inc. Cl A	136	8,121
Vector Group Ltd.	221	2,223

		42,881

ENERGY (4.3%)
Baker Hughes, a GE Co. Cl A	408	6,279
Cheniere Energy, Inc.*	220	10,631
Devon Energy Corp.	248	2,812
EQT Corp.	470	5,593
Hess Corp.	167	8,652
MPLX LP	451	7,793
Noble Energy, Inc.	679	6,084
PBF Energy, Inc. Cl A	1,294	13,251
Williams Cos., Inc.	570	10,841

		71,936

FINANCIALS (20.2%)
American Financial Group, Inc.	285	18,086
Ameriprise Financial, Inc.	250	37,510
Associated Banc-Corp.	862	11,792
Citizens Financial Group, Inc.	204	5,149
Discover Financial Svcs.	275	13,775
Everest Re Group Ltd.	91	18,764
Fifth Third Bancorp	735	14,171
Hartford Financial Svcs. Group, Inc.	474	18,273
iShares Russell Mid-Cap ETF	610	32,696
iShares Russell Mid-Cap Value ETF	430	32,908
KeyCorp.	1,382	16,833
Lincoln National Corp.	212	7,799
Progressive Corp.	366	29,320
Reinsurance Group of America, Inc.	164	12,864
Starwood Property Trust, Inc.	754	11,280
SVB Financial Group*	77	16,596
Synchrony Financial	225	4,986
Voya Financial, Inc.	358	16,701
Zions Bancorporation	475	16,150

		335,653

HEALTH CARE (7.8%)
Agilent Technologies, Inc.	338	29,869
Centene Corp.*	311	19,764

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Hill-Rom Hldgs., Inc.	195	$21,407
Horizon Therapeutics PLC*	170	9,449
Humana, Inc.	69	26,755
Zimmer Biomet Hldgs., Inc.	179	21,365

		128,609

INDUSTRIALS (11.3%)
Alaska Air Group, Inc.	480	17,405
HEICO Corp. Cl A	100	8,124
Kirby Corp.*	169	9,052
L-3 Harris Technologies, Inc.	181	30,710
Mueller Industries, Inc.	809	21,503
Old Dominion Freight Line, Inc.	285	48,333
Oshkosh Corp.	236	16,902
Stanley Black & Decker, Inc.	137	19,095
Stericycle, Inc.*	305	17,074

		188,198

INFORMATION TECHNOLOGY (7.9%)
Analog Devices, Inc.	124	15,207
Ciena Corp.*	238	12,890
DXC Technology Co.	226	3,729
KLA Corp.	52	10,113
LogMeIn, Inc.	110	9,325
MKS Instruments, Inc.	57	6,455
Nokia OYJ	1,566	6,890
NortonLifeLock, Inc.	385	7,635
Perspecta, Inc.	349	8,107
Proofpoint, Inc.*	113	12,557
PTC, Inc.*	155	12,057
Qorvo, Inc.*	132	14,590
ViaSat, Inc.*	128	4,911
Western Digital Corp.	158	6,976

		131,442

MATERIALS (11.9%)
Crown Hldgs., Inc.*	755	49,173
FMC Corp.	142	14,146
Freeport-McMoRan, Inc.	1,586	18,350
International Paper Co.	389	13,697
Mosaic Co.	264	3,303
Newmont Corp.	349	21,547
Nucor Corp.	220	9,110
Olin Corp.	956	10,984
Packaging Corp. of America	480	47,904
Steel Dynamics, Inc.	339	8,845

		197,059

REAL ESTATE (12.1%)
Alexander’s, Inc.	25	6,023
American Campus Communities, Inc.	313	10,942
Apartment Investment & Management Co. Cl A	411	15,470
AvalonBay Communities, Inc.	115	17,784
Brandywine Realty Trust	1,221	13,297
Duke Realty Corp.	1,133	40,097
Equity LifeStyle Properties, Inc.	187	11,684
GEO Group, Inc.	634	7,500
Host Hotels & Resorts, Inc.	432	4,661

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Kilroy Realty Corp.	184	$10,801
Prologis, Inc.	313	29,212
Regency Centers Corp.	87	3,992
Vornado Realty Trust	166	6,343
Welltower, Inc.	295	15,266
Weyerhaeuser Co.	350	7,861

		200,933

UTILITIES (12.7%)
AES Corp.	918	13,302
Ameren Corp.	403	28,355
Consolidated Edison, Inc.	313	22,514

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Edison International	150	$8,147
Entergy Corp.	235	22,045
Evergy, Inc.	497	29,467
Eversource Energy	243	20,235
FirstEnergy Corp.	538	20,864
PPL Corp.	631	16,305
Public Svc. Enterprise Group, Inc.	596	29,299

		210,533

TOTAL COMMON STOCKS
(Cost: $1,965,786) 96.2%		1,597,919

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (5.6%)
JP Morgan Chase, New York Time Deposit	0.01	07/01/20	$93,489	$93,489

TOTAL TEMPORARY CASH INVESTMENT (Cost: $93,489) 5.6%				93,489

TOTAL INVESTMENTS (Cost: $2,059,275) 101.8%				1,691,408

OTHER NET ASSETS -1.8%				(29,719)

NET ASSETS 100.0%				$1,661,689

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP-EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.8%)
AMC Networks, Inc. Cl A*	1,006	$23,530
Cable One, Inc.	130	230,731
Cinemark Hldgs., Inc.	2,669	30,827
John Wiley & Sons, Inc. Cl A	1,075	41,925
New York Times Co. Cl A	3,583	150,593
TEGNA, Inc.	5,370	59,822
Telephone & Data Systems, Inc.	2,416	48,030
TripAdvisor, Inc.	2,466	46,879
World Wrestling Entertainment, Inc. Cl A	1,150	49,968
Yelp, Inc. Cl A*	1,625	37,586

		719,891

CONSUMER DISCRETIONARY (14.1%)
Aaron’s, Inc.	1,666	75,636
Adient PLC*	2,153	35,352
Adtalem Global Education, Inc.*	1,275	39,716
American Eagle Outfitters, Inc.	3,789	41,300
AutoNation, Inc.*	1,424	53,514
Boyd Gaming Corp.	1,981	41,403
Brunswick Corp.	1,940	124,179
Caesars Entertainment Corp.*	13,848	167,976
Carter’s, Inc.	1,073	86,591
Choice Hotels International, Inc.	779	61,463
Churchill Downs, Inc.	862	114,775
Columbia Sportswear Co.	700	56,406
Cracker Barrel Old Country Store, Inc.	582	64,550
Dana, Inc.	3,555	43,335
Deckers Outdoor Corp.*	689	135,313
Delphi Technologies PLC*	2,116	30,068
Dick’s Sporting Goods, Inc.	1,607	66,305
Dunkin’ Brands Group, Inc.	2,026	132,156
Eldorado Resorts, Inc.*	2,073	83,044
Etsy, Inc.*	2,921	310,298
Five Below, Inc.*	1,368	146,253
Foot Locker, Inc.	2,563	74,737
Gentex Corp.	6,045	155,780
Goodyear Tire & Rubber Co.	5,760	51,523
Graham Hldgs. Co. Cl B	105	35,980
Grand Canyon Education, Inc.*	1,167	105,649
Grubhub, Inc.*	2,269	159,511
Harley-Davidson, Inc.	3,767	89,542
Helen of Troy Ltd.*	627	118,227
Jack in the Box, Inc.	556	41,194
KB Home	2,145	65,809
Lear Corp.	1,344	146,523
Marriott Vacations Worldwide Corp.	897	73,742
Mattel, Inc.*	8,539	82,572
Murphy USA, Inc.*	679	76,449
Nordstrom, Inc.	2,663	41,250
Ollie’s Bargain Outlet Hldgs., Inc.*	1,392	135,929
Papa John’s International, Inc.	548	43,517
Penn National Gaming, Inc.*	3,220	98,339
Polaris, Inc.	1,425	131,884
Pool Corp.	979	266,161
RH*	409	101,800

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Sally Beauty Hldgs., Inc.*	2,773	$34,746
Scientific Games Corp. Cl A*	1,343	20,763
Service Corp. International	4,393	170,844
Six Flags Entertainment Corp.	1,921	36,902
Skechers U.S.A., Inc. Cl A*	3,346	104,997
Strategic Education, Inc.	545	83,739
Taylor Morrison Home Corp. Cl A*	3,202	61,767
Tempur Sealy International, Inc.*	1,063	76,483
Texas Roadhouse, Inc. Cl A	1,619	85,111
Thor Industries, Inc.	1,363	145,200
Toll Brothers, Inc.	2,843	92,653
TopBuild Corp.*	820	93,291
TRI Pointe Group, Inc.*	3,189	46,846
Urban Outfitters, Inc.*	1,723	26,224
Visteon Corp.*	691	47,333
Wendy’s Co.	4,373	95,244
Williams-Sonoma, Inc.	1,908	156,475
WW International, Inc.*	1,144	29,035
Wyndham Destinations, Inc.	2,081	58,643
Wyndham Hotels & Resorts, Inc.	2,275	96,961

		5,569,008

CONSUMER STAPLES (3.7%)
BJ’s Wholesale Club Hldgs., Inc.*	3,070	114,419
Boston Beer Co., Inc. Cl A*	240	128,796
Casey’s General Stores, Inc.	906	135,465
Darling Ingredients, Inc.*	4,016	98,874
Edgewell Personal Care Co.*	1,331	41,474
Energizer Hldgs., Inc.	1,577	74,892
Flowers Foods, Inc.	4,729	105,740
Grocery Outlet Hldg. Corp.*	1,568	63,974
Hain Celestial Group, Inc.*	1,928	60,751
Ingredion, Inc.	1,642	136,286
Lancaster Colony Corp.	488	75,635
Nu Skin Enterprises, Inc. Cl A	1,268	48,476
Pilgrim’s Pride Corp.*	1,268	21,417
Post Hldgs., Inc.*	1,575	138,001
Sanderson Farms, Inc.	484	56,091
Sprouts Farmers Market, Inc.*	2,910	74,467
Tootsie Roll Industries, Inc.	420	14,393
TreeHouse Foods, Inc.*	1,381	60,488

		1,449,639

ENERGY (1.4%)
Antero Midstream Corp.	6,811	34,736
ChampionX Corp.*	4,498	43,900
Cimarex Energy Co.	2,493	68,533
CNX Resources Corp.*	4,580	39,617
EQT Corp.	6,244	74,304
Equitrans Midstream Corp.	9,997	83,075
Murphy Oil Corp.	3,554	49,045
PBF Energy, Inc. Cl A	2,483	25,426
Transocean Ltd.*	14,032	25,679
World Fuel Svcs. Corp.	1,569	40,417
WPX Energy, Inc.*	9,936	63,392

		548,124

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP-EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (17.2%)
Affiliated Managers Group, Inc.	1,162	$86,639
Alleghany Corp.	350	171,199
American Financial Group, Inc.	1,818	115,370
Associated Banc-Corp.	3,775	51,642
BancorpSouth Bank	2,386	54,258
Bank of Hawaii Corp.	986	60,550
Bank OZK	2,952	69,283
Brighthouse Financial, Inc.*	2,295	63,847
Brown & Brown, Inc.	5,799	236,367
Cathay General Bancorp	1,854	48,760
CIT Group, Inc.	2,395	49,648
CNO Financial Group, Inc.	3,496	54,433
Commerce Bancshares, Inc.	2,467	146,713
Cullen/Frost Bankers, Inc.	1,400	104,594
East West Bancorp, Inc.	3,470	125,753
Eaton Vance Corp.	2,815	108,659
Essent Group Ltd.	2,710	98,292
Evercore, Inc. Cl A	993	58,508
FactSet Research Systems, Inc.	937	307,776
Federated Hermes, Inc. Cl B	2,354	55,790
First American Financial Corp.	2,739	131,527
First Financial Bankshares, Inc.	3,491	100,855
First Horizon National Corp.	7,621	75,905
FirstCash, Inc.	1,020	68,830
FNB Corp.	7,924	59,430
Fulton Financial Corp.	3,988	41,994
Genworth Financial, Inc. Cl A*	11,894	27,475
Glacier Bancorp, Inc.	2,181	76,968
Hancock Whitney Corp.	2,125	45,050
Hanover Insurance Group, Inc.	933	94,541
Home BancShares, Inc.	3,745	57,598
Interactive Brokers Group, Inc. Cl A	1,894	79,112
International Bancshares Corp.	1,361	43,579
iShares Core S&P Mid-Cap ETF	5,586	993,303
Janus Henderson Group PLC	3,787	80,133
Jefferies Financial Group, Inc.	5,584	86,831
Kemper Corp.	1,504	109,070
Legg Mason, Inc.	2,060	102,485
LendingTree, Inc.*	188	54,432
Mercury General Corp.	670	27,303
Navient Corp.	4,148	29,160
New York Community Bancorp, Inc.	11,392	116,198
Old Republic International Corp.	6,983	113,893
PacWest Bancorp	2,834	55,858
Pinnacle Financial Partners, Inc.	1,751	73,524
Primerica, Inc.	1,007	117,416
Prosperity Bancshares, Inc.	2,284	135,624
Reinsurance Group of America, Inc. Cl A	1,668	130,838
RenaissanceRe Hldgs. Ltd.	1,240	212,077
RLI Corp.	983	80,704
SEI Investments Co.	3,056	168,019
Selective Insurance Group, Inc.	1,471	77,581
Signature Bank	1,325	141,669
SLM Corp.	9,211	64,753
Sterling Bancorp	4,743	55,588

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Stifel Financial Corp.	1,680	$79,682
Synovus Financial Corp.	3,608	74,072
TCF Financial Corp.	3,730	109,737
Texas Capital Bancshares, Inc.*	1,239	38,248
Trustmark Corp.	1,558	38,202
UMB Financial Corp.	1,039	53,560
Umpqua Hldgs. Corp.	5,403	57,488
United Bankshares, Inc.	3,124	86,410
Valley National Bancorp	9,596	75,041
Washington Federal, Inc.	1,856	49,815
Webster Financial Corp.	2,209	63,199
Wintrust Financial Corp.	1,418	61,853

		6,784,711

HEALTH CARE (10.9%)
Acadia Healthcare Co., Inc.*	2,182	54,812
Amedisys, Inc.*	810	160,817
Arrowhead Pharmaceuticals, Inc.*	2,508	108,320
Avanos Medical, Inc.*	1,184	34,798
Bio-Techne Corp.	942	248,754
Cantel Medical Corp.	905	40,028
Catalent, Inc.*	4,009	293,860
Charles River Laboratories International, Inc.*	1,224	213,404
Chemed Corp.	391	176,368
Encompass Health Corp.	2,444	151,357
Exelixis, Inc.*	7,520	178,525
Globus Medical, Inc. Cl A*	1,862	88,836
Haemonetics Corp.*	1,243	111,323
HealthEquity, Inc.*	1,760	103,259
Hill-Rom Hldgs., Inc.	1,639	179,929
ICU Medical, Inc.*	479	88,284
Integra LifeSciences Hldgs. Corp.*	1,730	81,293
LHC Group, Inc.*	730	127,254
Ligand Pharmaceuticals, Inc.*	395	44,181
LivaNova PLC*	1,195	57,515
Masimo Corp.*	1,224	279,060
MEDNAX, Inc.*	2,089	35,722
Molina Healthcare, Inc.*	1,460	259,851
Nektar Therapeutics Cl A*	4,389	101,649
NuVasive, Inc.*	1,279	71,189
Patterson Cos., Inc.	2,140	47,080
Penumbra, Inc.*	811	145,023
PRA Health Sciences, Inc.*	1,564	152,162
Prestige Consumer Healthcare, Inc.*	1,240	46,574
Quidel Corp.*	940	210,316
Repligen Corp.*	1,173	144,995
Syneos Health, Inc. Cl A*	1,533	89,297
Tenet Healthcare Corp.*	2,551	46,199
United Therapeutics Corp.*	1,078	130,438

		4,302,472

INDUSTRIALS (15.6%)
Acuity Brands, Inc.	973	93,155
AECOM*	3,938	147,990
AGCO Corp.	1,530	84,854
ASGN, Inc.*	1,295	86,351

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP-EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Avis Budget Group, Inc.*	1,296	$29,666
Axon Enterprise, Inc.*	1,530	150,139
Brink’s Co.	1,232	56,068
Carlisle Cos., Inc.	1,351	161,674
Clean Harbors, Inc.*	1,259	75,515
Colfax Corp.*	2,058	57,418
CoreLogic, Inc.	1,957	131,550
Crane Co.	1,205	71,649
Curtiss-Wright Corp.	1,025	91,512
Deluxe Corp.	1,026	24,152
Donaldson Co., Inc.	3,097	144,072
Dycom Industries, Inc.*	779	31,853
EMCOR Group, Inc.	1,349	89,223
EnerSys	1,041	67,020
Fluor Corp.	3,410	41,193
FTI Consulting, Inc.*	916	104,928
GATX Corp.	859	52,382
Generac Hldgs., Inc.*	1,543	188,138
Graco, Inc.	4,098	196,663
Healthcare Svcs. Group, Inc.	1,827	44,688
Herman Miller, Inc.	1,455	34,353
Hexcel Corp.	2,047	92,565
HNI Corp.	1,050	32,099
Hubbell, Inc. Cl B	1,332	166,980
Insperity, Inc.	894	57,869
ITT, Inc.	2,126	124,881
JetBlue Airways Corp.*	6,602	71,962
KAR Auction Svcs, Inc.	3,159	43,468
Kennametal, Inc.	2,033	58,367
Kirby Corp.*	1,484	79,483
Knight-Swift Transportation Hldgs., Inc. Cl A	3,014	125,714
Landstar System, Inc.	950	106,695
Lennox International, Inc.	858	199,905
Lincoln Electric Hldgs., Inc.	1,468	123,664
ManpowerGroup, Inc.	1,426	98,038
MasTec, Inc.*	1,430	64,164
Mercury Systems, Inc.*	1,349	106,112
Middleby Corp.*	1,368	107,990
MSA Safety, Inc.	876	100,249
MSC Industrial Direct Co., Inc. Cl A	1,118	81,402
Nordson Corp.	1,266	240,173
nVent Electric PLC	3,785	70,893
Oshkosh Corp.	1,673	119,820
Owens Corning	2,642	147,318
Regal Beloit Corp.	992	86,621
Ryder System, Inc.	1,322	49,588
Stericycle, Inc.*	2,236	125,171
Terex Corp.	1,564	29,356
Tetra Tech, Inc.	1,328	105,071
Timken Co.	1,659	75,468
Toro Co.	2,645	175,469
Trex Co., Inc.*	1,427	185,610
Trinity Industries, Inc.	2,307	49,116
Univar Solutions, Inc.*	3,407	57,442
Valmont Industries, Inc.	524	59,537

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Watsco, Inc.	806	$143,226
Werner Enterprises, Inc.	1,415	61,595
Woodward, Inc.	1,402	108,725
XPO Logistics, Inc.*	2,226	171,959

		6,159,971

INFORMATION TECHNOLOGY (15.8%)
ACI Worldwide, Inc.*	2,851	76,948
Alliance Data Systems Corp.	1,045	47,150
Arrow Electronics, Inc.*	1,927	132,366
Avnet, Inc.	2,426	67,649
Belden, Inc.	941	30,630
Blackbaud, Inc.	1,229	70,151
Cabot Microelectronics Corp.	717	100,050
CACI International, Inc. Cl A*	620	134,466
CDK Global, Inc.	2,978	123,349
Ceridian HCM Hldg., Inc.*	2,526	200,236
Ciena Corp.*	3,764	203,858
Cirrus Logic, Inc.*	1,443	89,148
Cognex Corp.	4,251	253,870
Coherent, Inc.*	599	78,457
CommVault Systems, Inc.*	1,051	40,674
Cree, Inc.*	2,661	157,505
Enphase Energy, Inc.*	2,006	95,425
Fair Isaac Corp.*	714	298,481
First Solar, Inc.*	1,876	92,862
II-VI, Inc.*	2,151	101,570
InterDigital, Inc.	758	42,926
J2 Global, Inc.*	1,128	71,301
Jabil, Inc.	3,376	108,302
KBR, Inc.	3,503	78,993
Littelfuse, Inc.	598	102,037
LiveRamp Hldgs., Inc.*	1,408	59,798
LogMeIn, Inc.	1,202	101,894
Lumentum Hldgs., Inc.*	1,836	149,505
Manhattan Associates, Inc.*	1,562	147,140
MAXIMUS, Inc.	1,514	106,661
MKS Instruments, Inc.	1,355	153,440
Monolithic Power Systems, Inc.	1,027	243,399
National Instruments Corp.	2,899	112,220
NCR Corp.*	3,124	54,108
NetScout Systems, Inc.*	1,576	40,283
Paylocity Hldg. Corp.*	884	128,967
Perspecta, Inc.	3,373	78,355
PTC, Inc.*	2,565	199,531
Qualys, Inc.*	824	85,712
Sabre Corp.	6,802	54,824
Science Applications International Corp.	1,216	94,459
Semtech Corp.*	1,610	84,074
Silicon Laboratories, Inc.*	1,081	108,392
SolarEdge Technologies, Inc.*	1,224	169,867
Synaptics, Inc.*	834	50,140
SYNNEX Corp.	1,000	119,770
Teradata Corp.*	2,681	55,765
Teradyne, Inc.	4,095	346,068

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP-EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Trimble, Inc.*	6,144	$265,359
Universal Display Corp.	1,042	155,904
ViaSat, Inc.*	1,447	55,521
Vishay Intertechnology, Inc.	3,258	49,750
WEX, Inc.*	1,075	177,386

		6,246,696

MATERIALS (5.8%)
Allegheny Technologies, Inc.*	3,091	31,497
AptarGroup, Inc.	1,574	176,257
Ashland Global Hldgs., Inc.	1,484	102,545
Cabot Corp.	1,380	51,129
Carpenter Technology Corp.	1,169	28,383
Chemours Co.	4,047	62,122
Commercial Metals Co.	2,923	59,629
Compass Minerals International, Inc.	835	40,706
Domtar Corp.	1,353	28,562
Eagle Materials, Inc.	1,020	71,624
Greif, Inc. Cl A	647	22,263
Ingevity Corp.*	1,009	53,043
Louisiana-Pacific Corp.	2,743	70,358
Minerals Technologies, Inc.	838	39,327
NewMarket Corp.	178	71,286
O-I Glass, Inc.	3,824	34,340
Olin Corp.	3,839	44,110
PolyOne Corp.	2,240	58,755
Reliance Steel & Aluminum Co.	1,553	147,426
Royal Gold, Inc.	1,596	198,415
RPM International, Inc.	3,179	238,616
Scotts Miracle-Gro Co.	973	130,839
Sensient Technologies Corp.	1,040	54,246
Silgan Hldgs., Inc.	1,904	61,671
Sonoco Products Co.	2,449	128,058
Steel Dynamics, Inc.	5,124	133,685
United States Steel Corp.	5,413	39,082
Valvoline, Inc.	4,526	87,488
Worthington Industries, Inc.	897	33,458

		2,298,920

REAL ESTATE (9.6%)
American Campus Communities, Inc.	3,343	116,871
Brixmor Property Group, Inc.	7,244	92,868
Camden Property Trust	2,386	217,651
CoreCivic, Inc.	2,965	27,752
CoreSite Realty Corp.	995	120,455
Corporate Office Properties Trust	2,736	69,330
Cousins Properties, Inc.	3,663	109,267
CyrusOne, Inc.	2,848	207,192
Douglas Emmett, Inc.	4,059	124,449
EastGroup Properties, Inc.	964	114,340
EPR Properties	1,908	63,212
First Industrial Realty Trust, Inc.	3,117	119,817
GEO Group, Inc.	3,004	35,537
Healthcare Realty Trust, Inc.	3,303	96,745
Highwoods Properties, Inc.	2,551	95,229
Hudson Pacific Properties, Inc.	3,777	95,029

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
JBG SMITH Properties	2,894	$85,575
Jones Lang LaSalle, Inc.	1,256	129,946
Kilroy Realty Corp.	2,598	152,503
Lamar Advertising Co. Cl A	2,125	141,865
Life Storage, Inc.	1,145	108,718
Macerich Co.	2,831	25,394
Mack-Cali Realty Corp.	2,215	33,867
Medical Properties Trust, Inc.	12,976	243,949
National Retail Properties, Inc.	4,216	149,584
Omega Healthcare Investors, Inc.	5,586	166,072
Park Hotels & Resorts, Inc.	5,726	56,630
Pebblebrook Hotel Trust	3,208	43,821
Physicians Realty Trust	4,963	86,952
PotlatchDeltic Corp.	1,639	62,331
PS Business Parks, Inc.	497	65,803
Rayonier, Inc.	3,406	84,435
Sabra Health Care REIT, Inc.	4,987	71,962
Service Properties Trust	3,987	28,268
Spirit Realty Capital, Inc.	2,531	88,231
STORE Capital Corp.	5,438	129,479
Taubman Centers, Inc.	1,518	57,320
Urban Edge Properties	2,694	31,978
Weingarten Realty Investors	2,939	55,635

		3,806,062

UTILITIES (4.0%)
ALLETE, Inc.	1,274	69,573
Black Hills Corp.	1,538	87,143
Essential Utilities, Inc.	5,493	232,024
Hawaiian Electric Industries, Inc.	2,690	97,001
IDACORP, Inc.	1,237	108,077
MDU Resources Group, Inc.	4,885	108,349
National Fuel Gas Co.	2,204	92,414
New Jersey Resources Corp.	2,341	76,434
NorthWestern Corp.	1,239	67,550
OGE Energy Corp.	4,904	148,886
ONE Gas, Inc.	1,297	99,934
PNM Resources, Inc.	1,938	74,497
Southwest Gas Hldgs., Inc.	1,348	93,079
Spire, Inc.	1,251	82,203
UGI Corp.	5,074	161,353

		1,598,517

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $45,289,873) 99.9%		39,484,011

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP-EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
JP Morgan Chase, New York Time Deposit	0.01	07/01/20	$168,039	$168,039

TOTAL TEMPORARY CASH INVESTMENT (Cost: $168,039) 0.4%				168,039

TOTAL INVESTMENTS (Cost: $45,457,912) 100.3%				39,652,050

OTHER NET ASSETS -0.3%				(117,555)

NET ASSETS 100.0%				$39,534,495

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (98.5%)
iShares Core MSCI EAFE ETF	27,698	$1,583,218
iShares Core MSCI Emerging Markets ETF	10,185	484,806
iShares Core MSCI Europe ETF	5,388	230,391
iShares Core MSCI Pacific ETF	2,424	127,745
iShares MSCI EAFE ETF	54,953	3,344,989
iShares MSCI EAFE Growth ETF	9,724	808,162
iShares MSCI EAFE Value ETF	20,165	805,995
Vanguard FTSE Developed Markets ETF	29,528	1,145,391
Vanguard FTSE Europe ETF	5,817	292,769
Vanguard FTSE Pacific ETF	7,302	464,772

		9,288,238

TOTAL COMMON STOCKS (Cost: $10,339,709) 98.5%		9,288,238

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.4%)
Citibank, New York Time Deposit	0.01	07/01/20	$135,919	$135,919

TOTAL TEMPORARY CASH INVESTMENT (Cost: $135,919) 1.4%				135,919

TOTAL INVESTMENTS (Cost: $10,475,628) 99.9%				9,424,157

OTHER NET ASSETS 0.1%				5,539

NET ASSETS 100.0%				$9,429,696

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (30.8%)	362,408	$567,915
Equity Index Portfolio (21.2%)	83,918	390,051
Mid-Cap Equity Index Portfolio (4.6%)	43,552	85,001
Mid-Term Bond Portfolio (30.1%)	499,332	555,328
Money Market Portfolio (13.3%)	198,726	245,680

TOTAL INVESTMENTS (Cost: $1,820,597) 100.0%		1,843,975

OTHER NET ASSETS -0.0% (1)		(17)

NET ASSETS 100.0%		$1,843,958

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2010 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (31.6%)	61,686	$96,665
Equity Index Portfolio (21.6%)	14,238	66,176
International Portfolio (2.6%)	9,975	8,023
Mid-Cap Equity Index Portfolio (6.6%)	10,337	20,176
Mid-Term Bond Portfolio (29.4%)	80,753	89,809
Money Market Portfolio (8.2%)	20,367	25,180

TOTAL INVESTMENTS (Cost: $305,864) 100.0%		306,029

OTHER NET ASSETS 0.0% (1)		1

NET ASSETS 100.0%		$306,030

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (29.4%)	1,047,315	$1,641,205
Equity Index Portfolio (25.6%)	307,668	1,430,036
International Portfolio (3.6%)	251,268	202,105
Mid-Cap Equity Index Portfolio (8.7%)	248,795	485,575
Mid-Term Bond Portfolio (24.1%)	1,209,276	1,344,886
Money Market Portfolio (6.9%)	311,616	385,243
Small Cap Growth Portfolio (1.0%)	35,525	52,808
Small Cap Value Portfolio (0.7%)	32,007	35,876

TOTAL INVESTMENTS (Cost: $5,636,684) 100.0%		5,577,734

OTHER NET ASSETS -0.0% (1)		(12)

NET ASSETS 100.0%		$5,577,722

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (27.1%)	2,775,546	$4,349,448
Equity Index Portfolio (30.3%)	1,045,551	4,859,710
International Portfolio (6.1%)	1,211,885	974,766
Mid-Cap Equity Index Portfolio (9.6%)	790,515	1,542,854
Mid-Term Bond Portfolio (20.9%)	3,016,534	3,354,814
Money Market Portfolio (2.3%)	291,164	359,959
Small Cap Growth Portfolio (2.2%)	236,829	352,045
Small Cap Value Portfolio (1.5%)	212,637	238,336

TOTAL INVESTMENTS (Cost: $16,380,122) 100.0%		16,031,932

OTHER NET ASSETS -0.0% (1)		(34)

NET ASSETS 100.0%		$16,031,898

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2025 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (24.7%)	3,072,188	$4,814,303
Equity Index Portfolio (34.8%)	1,459,939	6,785,781
International Portfolio (8.0%)	1,942,315	1,562,280
Mid-Cap Equity Index Portfolio (11.3%)	1,131,046	2,207,472
Mid-Term Bond Portfolio (14.4%)	2,533,352	2,817,447
Small Cap Growth Portfolio (4.1%)	541,516	804,961
Small Cap Value Portfolio (2.7%)	464,432	520,561

TOTAL INVESTMENTS (Cost: $20,191,905) 100.0%		19,512,805

OTHER NET ASSETS -0.0% (1)		(35)

NET ASSETS 100.0%		$19,512,770

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (23.0%)	1,542,631	$2,417,396
Equity Index Portfolio (38.3%)	866,021	4,025,256
International Portfolio (9.1%)	1,195,500	961,587
Mid-Cap Equity Index Portfolio (15.4%)	827,409	1,614,861
Mid-Term Bond Portfolio (5.7%)	542,839	603,714
Small Cap Growth Portfolio (5.3%)	372,082	553,097
Small Cap Value Portfolio (3.2%)	302,621	339,195

TOTAL INVESTMENTS (Cost: $11,048,476) 100.0%		10,515,106

OTHER NET ASSETS -0.0% (1)		(22)

NET ASSETS 100.0%		$10,515,084

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (19.7%)	682,838	$1,070,049
Equity Index Portfolio (40.2%)	470,405	2,186,437
International Portfolio (11.5%)	779,791	627,216
Mid-Cap Equity Index Portfolio (18.6%)	518,169	1,011,315
Small Cap Equity Index Portfolio (0.0%) (1)	720	587
Small Cap Growth Portfolio (5.9%)	217,298	323,012
Small Cap Value Portfolio (4.1%)	201,661	226,033

TOTAL INVESTMENTS (Cost: $5,780,084) 100.0%		5,444,649

OTHER NET ASSETS -0.0% (1)		(11)

NET ASSETS 100.0%		$5,444,638

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (14.2%)	386,945	$606,366
Equity Index Portfolio (41.2%)	378,581	1,759,638
International Portfolio (13.3%)	706,742	568,460
Mid-Cap Equity Index Portfolio (18.8%)	411,700	803,518
Small Cap Equity Index Portfolio (0.3%)	17,057	13,919
Small Cap Growth Portfolio (7.1%)	205,457	305,410
Small Cap Value Portfolio (5.1%)	192,785	216,084

TOTAL INVESTMENTS (Cost: $4,549,890) 100.0%		4,273,395

OTHER NET ASSETS -0.0% (1)		(8)

NET ASSETS 100.0%		$4,273,387

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (12.4%)	164,664	$258,038
Equity Index Portfolio (39.8%)	178,638	830,306
International Portfolio (13.6%)	354,179	284,880
Mid-Cap Equity Index Portfolio (19.8%)	211,518	412,821
Small Cap Equity Index Portfolio (0.3%)	7,018	5,727
Small Cap Growth Portfolio (8.4%)	117,838	175,166
Small Cap Value Portfolio (5.7%)	105,432	118,174

TOTAL INVESTMENTS (Cost: $2,245,856) 100.0%		2,085,112

OTHER NET ASSETS -0.0% (1)		(5)

NET ASSETS 100.0%		$2,085,107

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (10.1%)	134,317	$210,482
Equity Index Portfolio (38.0%)	171,090	795,226
International Portfolio (15.7%)	406,881	327,271
Mid-Cap Equity Index Portfolio (20.2%)	216,622	422,782
Small Cap Equity Index Portfolio (0.7%)	17,611	14,371
Small Cap Growth Portfolio (9.1%)	127,927	190,162
Small Cap Value Portfolio (6.2%)	115,745	129,734

TOTAL INVESTMENTS (Cost: $2,253,245) 100.0%		2,090,028

OTHER NET ASSETS -0.0% (1)		(5)

NET ASSETS 100.0%		$2,090,023

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (10.7%)	24,138	$37,826
Equity Index Portfolio (36.9%)	28,175	130,956
International Portfolio (15.8%)	69,741	56,095
Mid-Cap Equity Index Portfolio (19.3%)	35,057	68,421
Small Cap Equity Index Portfolio (0.0%) (1)	40	33
Small Cap Growth Portfolio (10.5%)	24,972	37,120
Small Cap Value Portfolio (6.8%)	21,372	23,955

TOTAL INVESTMENTS (Cost: $384,067) 100.0%		354,406

OTHER NET ASSETS -0.0% (1)		(2)

NET ASSETS 100.0%		$354,404

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (97.4%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (7.4%)	8,394	$13,154
Equity Index Portfolio (33.5%)	12,809	59,535
International Portfolio (17.8%)	39,206	31,535
Mid-Cap Equity Index Portfolio (19.7%)	17,920	34,975
Small Cap Growth Portfolio (12.2%)	14,547	21,624
Small Cap Value Portfolio (6.8%)	10,767	12,068

TOTAL INVESTMENTS (Cost: $184,376) 97.4%		172,891

OTHER NET ASSETS 2.6%		4,555

NET ASSETS 100.0%		$177,446

	Shares	Proceeds	Payable for Securities Sold Short
SECURITIES SOLD SHORT:
DIVERSIFIED MUTUAL FUNDS (-0.7%)
Mutual of America Variable Insurance Portfolios, Inc.
Small Cap Equity Index Portfolio (-0.7%)	1,450	1,085	(1,183)

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (31.1%)	1,618,432	$2,536,180
Equity Index Portfolio (24.3%)	426,422	1,982,006
International Portfolio (4.9%)	499,087	401,435
Mid-Cap Equity Index Portfolio (4.4%)	182,470	356,128
Mid-Term Bond Portfolio (35.3%)	2,581,447	2,870,936

TOTAL INVESTMENTS (Cost: $8,109,948) 100.0%		8,146,685

OTHER NET ASSETS -0.0% (1)		(3)

NET ASSETS 100.0%		$8,146,682

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (26.0%)	3,616,594	$5,667,419
Equity Index Portfolio (34.4%)	1,611,177	7,488,735
International Portfolio (9.8%)	2,637,547	2,121,482
Mid-Cap Equity Index Portfolio (14.1%)	1,576,019	3,075,928
Mid-Term Bond Portfolio (15.6%)	3,046,738	3,388,405

TOTAL INVESTMENTS (Cost: $22,428,030) 99.9%		21,741,969

OTHER NET ASSETS 0.1%		18,880

NET ASSETS 100.0%		$21,760,849

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (22.0%)	620,795	$972,822
Equity Index Portfolio (36.2%)	344,966	1,603,399
International Portfolio (14.0%)	772,675	621,493
Mid-Cap Equity Index Portfolio (18.4%)	417,634	815,100
Small Cap Growth Portfolio (5.5%)	163,797	243,483
Small Cap Value Portfolio (3.9%)	153,528	172,083

TOTAL INVESTMENTS (Cost: $4,699,937) 100.0%		4,428,380

OTHER NET ASSETS 0.0% (1)		5

NET ASSETS 100.0%		$4,428,385

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.8%)
U.S. Treasury Bill	A-1+	0.02	07/02/20	$100,000	$100,000
U.S. Treasury Bill	A-1+	0.04	09/24/20	600,000	599,795
U.S. Treasury Bill	A-1+	0.10	08/04/20	200,000	199,981
U.S. Treasury Bill	A-1+	0.12	08/18/20	250,000	249,959
U.S. Treasury Bill	A-1+	0.12	08/20/20	100,000	99,983
U.S. Treasury Bill	A-1+	0.14	08/11/20	200,000	199,967
U.S. Treasury Bill	A-1+	0.15	07/23/20	250,000	249,978

					1,699,663

U.S. GOVERNMENT AGENCIES (13.1%)
FHLB	A-1+	0.11	07/24/20	200,000	199,986
FHLB	A-1+	0.12	07/06/20	200,000	199,996
FHLB	A-1+	0.15	08/07/20	500,000	499,923

					899,905

COMMERCIAL PAPER (50.3%)
Eli Lilly & Co.†	A-1+	0.15	07/28/20	250,000	249,972
Emerson Electric Co.†	A-1	0.15	08/20/20	250,000	249,948
Exxon Mobil Corp.	A-1+	0.25	09/22/20	250,000	249,894
Honeywell International†	A-1	0.13	07/01/20	250,000	250,000
J.P. Morgan Securities LLC	A-1	0.12	07/15/20	250,000	249,988
Johnson & Johnson†	A-1+	0.11	07/28/20	250,000	249,979
National Rural Utilities	A-1	0.10	07/07/20	250,000	249,996
Novartis Finance Corp.†	A-1+	0.13	07/27/20	250,000	249,977
One Gas, Inc.†	A-1	0.18	07/28/20	250,000	249,966
Pfizer, Inc.†	A-1+	0.20	10/06/20	250,000	249,868
Private Export Fund Corp.	NR	0.17	07/13/20	200,000	199,989
Procter & Gamble Co.†	A-1+	0.13	08/10/20	250,000	249,964
Simon Property Group LP†	A-1	0.15	07/20/20	250,000	249,980
Toyota Motor Credit Corp.	A-1+	0.20	08/11/20	250,000	249,943

					3,449,464

CORPORATE DEBT (10.9%)
Amazon.com, Inc.	A-1+	1.90	08/21/20	250,000	250,588
Unilever Capital Corp.	A-1	2.10	07/30/20	250,000	250,367
Walmart, Inc.	A-1+	3.63	07/08/20	250,000	250,170

					751,125

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,800,267) 99.1%					6,800,157

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%)
Citibank, New York Time Deposit		0.01	07/01/20	$48,299	$48,299

TOTAL TEMPORARY CASH INVESTMENT (Cost: $48,299) 0.7%					48,299

TOTAL INVESTMENTS (Cost: $6,848,566) 99.8%					6,848,456

OTHER NET ASSETS 0.2%					16,578

NET ASSETS 100.0%					$6,865,034

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (45.9%)
U.S. Treasury Note	AA+	0.50	04/30/27	$200,000	$200,313
U.S. Treasury Note	AA+	1.38	09/30/23	685,000	711,464
U.S. Treasury Note	AA+	1.50	10/31/21	410,000	417,255
U.S. Treasury Note	AA+	1.50	02/28/23	185,000	191,518
U.S. Treasury Note	AA+	1.50	08/15/26	825,000	879,108
U.S. Treasury Note	AA+	1.63	10/31/23	245,000	256,685
U.S. Treasury Note	AA+	1.63	05/15/26	825,000	884,200
U.S. Treasury Note	AA+	1.63	09/30/26	480,000	515,475
U.S. Treasury Note	AA+	1.75	12/31/20	275,000	277,138
U.S. Treasury Note	AA+	1.75	11/30/21	275,000	281,155
U.S. Treasury Note	AA+	2.00	05/31/24	685,000	732,549
U.S. Treasury Note	AA+	2.00	06/30/24	685,000	733,378
U.S. Treasury Note	AA+	2.38	04/30/26	520,000	579,759
U.S. Treasury Note	AA+	2.38	05/15/29	550,000	634,691
U.S. Treasury Note	AA+	2.50	01/31/24	550,000	595,010
U.S. Treasury Note	AA+	2.50	02/28/26	550,000	615,807

					8,505,505

U.S. GOVERNMENT AGENCIES (25.3%)
NON-MORTGAGE-BACKED OBLIGATIONS (25.3%)
FHLB	AA+	0.25	06/03/22	500,000	500,214
FHLB	AA+	0.50	04/14/25	440,000	440,723
FHLB	AA+	2.13	06/10/22	700,000	725,217
FHLMC	AA+	0.25	06/26/23	1,500,000	1,497,633
FNMA	AA+	0.50	06/17/25	1,500,000	1,500,657
Tennessee Valley Authority Strip	NR	0.00	11/01/20	25,000	24,952

					4,689,396

CORPORATE DEBT (27.2%)
COMMUNICATION SERVICES (1.4%)
AT&T, Inc.	BBB	3.00	02/15/22	55,000	57,269
Discovery Communications LLC	BBB-	3.50	06/15/22	70,000	72,840
Omnicom Group, Inc.	BBB+	3.63	05/01/22	55,000	58,007
ViacomCBS, Inc.	BBB	3.25	03/15/23	70,000	71,516

					259,632

CONSUMER DISCRETIONARY (3.8%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	15,000	15,731
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	5,000	5,424
AutoZone, Inc.	BBB	3.70	04/15/22	10,000	10,462
AutoZone, Inc.	BBB	4.00	11/15/20	20,000	20,084
Dollar General Corp.	BBB	3.25	04/15/23	30,000	32,032
eBay, Inc.	BBB+	2.88	08/01/21	60,000	61,361
Expedia Group, Inc.	BBB-	5.95	08/15/20	55,000	55,264
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	55,000	55,919
Harman International Industries, Inc.	A-	4.15	05/15/25	55,000	59,841
Kohl’s Corp.	BBB-	3.25	02/01/23	20,000	19,494
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	35,000	39,937
Marriott International, Inc.	BBB-	3.13	02/15/23	55,000	55,026
Marriott International, Inc.	BBB-	3.38	10/15/20	20,000	19,990
Newell Brands, Inc.	BB+	4.70	08/15/20	15,000	15,046
NVR, Inc.	BBB+	3.95	09/15/22	55,000	58,553
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	10,000	10,360
Tapestry, Inc.	BBB-	3.00	07/15/22	70,000	68,877
Tupperware Brands Corp.	C	4.75	06/01/21	55,000	33,550
Wyndham Destinations, Inc.	BB-	5.40	04/01/24	70,000	67,550

					704,501

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER STAPLES (2.5%)
Flowers Foods, Inc.	BBB	4.38	04/01/22	$55,000	$57,318
Ingredion, Inc.	BBB	4.63	11/01/20	10,000	10,111
Kellogg Co.	BBB	2.65	12/01/23	55,000	58,276
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	80,000	86,007
Kroger Co.	BBB	2.95	11/01/21	55,000	56,616
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	25,000	26,087
Procter & Gamble Co.	AA-	2.45	03/25/25	100,000	108,530
Sysco Corp.	BBB-	2.60	10/01/20	55,000	55,161

					458,106

ENERGY (0.8%)
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	40,000	4,312
Energen Corp.	BBB-	4.63	09/01/21	55,000	55,408
EQT Corp.	BB-	4.88	11/15/21	9,000	8,817
Marathon Oil Corp.	BBB-	2.80	11/01/22	55,000	55,058
SESI LLC	CC	7.13	12/15/21	60,000	20,700
Valaris PLC	D	4.88	06/01/22	55,000	6,050

					150,345

FINANCIALS (8.2%)
Aflac, Inc.	A-	3.63	06/15/23	15,000	16,403
Alleghany Corp.	BBB+	4.95	06/27/22	55,000	58,597
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	61,364
Ares Capital Corp.	BBB-	3.63	01/19/22	70,000	71,225
Assurant, Inc.	BBB	4.00	03/15/23	55,000	58,666
Block Financial LLC	BBB	5.50	11/01/22	70,000	74,600
Capital One Financial Corp.	BBB	4.75	07/15/21	55,000	57,350
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	20,000	20,555
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	77,140
FS KKR Capital Corp.	NR	4.75	05/15/22	75,000	74,398
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	70,000	74,299
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	75,000	76,934
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	55,000	58,040
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	40,000	44,349
Legg Mason, Inc.	BBB	3.95	07/15/24	55,000	59,184
Lincoln National Corp.	A-	4.00	09/01/23	55,000	59,883
Morgan Stanley	BBB+	3.13	01/23/23	70,000	74,221
Prospect Capital Corp.	BBB-	4.95	07/15/22	70,000	63,673
Prospect Capital Corp.	BBB-	5.88	03/15/23	55,000	55,009
Regions Financial Corp.	BBB+	2.75	08/14/22	75,000	78,115
Signet UK Finance PLC	B+	4.70	06/15/24	55,000	38,500
Stifel Financial Corp.	BBB-	4.25	07/18/24	55,000	58,530
Synchrony Financial	BBB-	3.70	08/04/26	40,000	41,402
Unum Group	BBB	4.00	03/15/24	55,000	57,721
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	60,950
WR Berkley Corp.	BBB+	4.63	03/15/22	55,000	57,955

					1,529,063

HEALTH CARE (2.8%)
AbbVie, Inc.	BBB+	2.85	05/14/23	70,000	73,829
Aetna, Inc.	BBB	2.80	06/15/23	70,000	73,747
Anthem, Inc.	A	3.13	05/15/22	55,000	57,611
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	55,000	55,919
CVS Health Corp.	BBB	3.38	08/12/24	15,000	16,339
CVS Health Corp.	BBB	3.88	07/20/25	40,000	44,920
Humana, Inc.	BBB+	3.85	10/01/24	70,000	76,861
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	15,000	15,826

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
HEALTH CARE (CONTINUED)
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	$10,000	$10,026
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	35,000	39,976
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	55,000	57,091

					522,145

INDUSTRIALS (1.3%)
Deere & Co.	A	2.75	04/15/25	35,000	38,240
Flowserve Corp.	BBB-	3.50	09/15/22	55,000	56,842
General Dynamics Corp.	A	3.25	04/01/25	35,000	38,816
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	55,000	57,065
Verisk Analytics, Inc.	BBB	4.13	09/12/22	55,000	58,840

					249,803

INFORMATION TECHNOLOGY (2.2%)
Avnet, Inc.	BBB-	3.75	12/01/21	30,000	30,784
Fiserv, Inc.	BBB	4.75	06/15/21	50,000	51,987
Global Payments, Inc.	BBB-	3.75	06/01/23	25,000	26,959
Intel Corp.	A+	3.40	03/25/25	75,000	84,142
Jabil, Inc.	BBB-	4.70	09/15/22	55,000	58,421
Juniper Networks, Inc.	BBB	4.50	03/15/24	40,000	44,325
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	55,000	57,818
NortonLifeLock, Inc.	BB-	4.20	09/15/20	55,000	55,055

					409,491

MATERIALS (0.8%)
Domtar Corp.	BBB-	4.40	04/01/22	55,000	56,197
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	5,000	5,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,554
Southern Copper Corp.	BBB+	3.50	11/08/22	55,000	57,612

					139,363

REAL ESTATE (2.3%)
Boston Properties LP	A-	3.80	02/01/24	80,000	86,768
CBRE Svcs., Inc.	BBB+	5.25	03/15/25	55,000	62,021
Crown Castle International Corp.	BBB-	3.15	07/15/23	70,000	74,701
Diversified Healthcare Trust	BB	4.75	05/01/24	15,000	13,491
Healthpeak Properties, Inc.	BBB+	3.15	08/01/22	20,000	20,976
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	40,000	41,927
Mack-Cali Realty LP	BB-	4.50	04/18/22	25,000	23,136
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	50,000	51,904
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	20,644
Service Properties Trust	BB+	5.00	08/15/22	35,000	34,372

					429,940

UTILITIES (1.1%)
Exelon Corp.	BBB	5.15	12/01/20	40,000	40,290
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	25,000	26,486
National Fuel Gas Co.	BBB-	4.90	12/01/21	55,000	56,891
Southern Co.	BBB+	3.25	07/01/26	70,000	77,573

					201,240

TOTAL CORPORATE DEBT					5,053,629

TOTAL LONG-TERM DEBT SECURITIES (Cost: $17,884,444) 98.4%					18,248,530

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.1%)
JP Morgan Chase, New York Time Deposit	0.01	07/01/20	$213,628	$213,628

TOTAL TEMPORARY CASH INVESTMENT (Cost: $213,628) 1.1%				213,628

TOTAL INVESTMENTS (Cost: $18,098,072) 99.5%				18,462,158

OTHER NET ASSETS 0.5%				85,599

NET ASSETS 100.0%				$18,547,757

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (41.7%)
U.S. Treasury Bond	AA+	2.25	08/15/46	$615,000	$729,087
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	274,255
U.S. Treasury Bond	AA+	2.88	05/15/49	605,000	818,026
U.S. Treasury Note	AA+	0.63	05/15/30	275,000	274,162
U.S. Treasury Note	AA+	1.50	08/15/26	450,000	479,514
U.S. Treasury Note	AA+	1.50	02/15/30	350,000	378,314
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	1,140,030
U.S. Treasury Note	AA+	2.25	02/15/27	920,000	1,027,705
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,746,581
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	1,199,415
U.S. Treasury Note	AA+	2.38	05/15/27	1,330,000	1,501,081
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	1,224,446
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	985,365
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	102,757
U.S. Treasury Strip	AA+	0.00	08/15/25	420,000	411,251
U.S. Treasury Strip	AA+	0.00	08/15/26	420,000	407,061
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	397,476
U.S. Treasury Strip	AA+	0.00	08/15/29	420,000	392,093
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	184,259
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	178,457
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	171,192

					14,022,527

U.S. GOVERNMENT AGENCIES (28.9%)
MORTGAGE-BACKED OBLIGATIONS (28.9%)
FHLMC	AA+	0.68	01/15/47	59,729	59,856
FHLMC	AA+	2.50	12/01/27	25,762	27,285
FHLMC	AA+	2.50	10/01/34	83,756	87,728
FHLMC	AA+	2.50	10/01/49	96,852	101,275
FHLMC	AA+	3.00	02/01/32	58,311	61,926
FHLMC	AA+	3.00	11/01/39	92,071	97,010
FHLMC	AA+	3.00	11/01/42	20,714	21,595
FHLMC	AA+	3.00	03/01/43	31,090	33,498
FHLMC	AA+	3.00	04/01/43	29,389	31,667
FHLMC	AA+	3.00	04/01/43	236,053	252,899
FHLMC	AA+	3.00	04/01/43	189,031	205,156
FHLMC	AA+	3.00	09/15/43	56,564	58,032
FHLMC	AA+	3.00	04/15/45	64,429	66,225
FHLMC	AA+	3.00	09/01/46	41,479	43,888
FHLMC	AA+	3.00	09/01/46	76,184	82,063
FHLMC	AA+	3.00	11/01/46	34,398	35,656
FHLMC	AA+	3.00	05/01/49	97,895	103,143
FHLMC	AA+	3.00	11/01/49	61,727	65,350
FHLMC	AA+	3.00	11/01/49	97,164	102,373
FHLMC	AA+	3.50	02/01/35	77,458	82,795
FHLMC	AA+	3.50	02/01/36	47,889	51,216
FHLMC	AA+	3.50	01/01/41	82,140	88,778
FHLMC	AA+	3.50	06/01/43	48,008	51,827
FHLMC	AA+	3.50	01/01/44	233,465	252,668
FHLMC	AA+	3.50	05/15/44	27,021	27,635
FHLMC	AA+	3.50	11/01/45	52,721	56,869
FHLMC	AA+	3.50	08/01/47	58,615	62,166
FHLMC	AA+	3.50	11/01/47	74,392	78,840
FHLMC	AA+	3.50	12/01/47	73,651	78,041
FHLMC	AA+	3.50	07/01/49	79,017	83,747
FHLMC	AA+	4.00	02/01/25	52,335	55,368
FHLMC	AA+	4.00	05/01/25	37,825	40,018

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	4.00	11/01/33	$54,544	$57,723
FHLMC	AA+	4.00	01/01/38	38,348	42,078
FHLMC	AA+	4.00	06/15/38	100,000	104,515
FHLMC	AA+	4.00	01/15/40	100,000	106,104
FHLMC	AA+	4.00	10/01/44	69,552	75,706
FHLMC	AA+	4.00	05/01/47	62,906	66,995
FHLMC	AA+	4.00	09/01/48	121,574	128,884
FHLMC	AA+	4.00	10/01/48	57,932	61,363
FHLMC	AA+	4.00	04/01/49	217,775	232,727
FHLMC	AA+	4.50	08/15/35	30,052	32,724
FHLMC	AA+	4.50	05/01/48	62,246	66,981
FHLMC	AA+	4.50	05/01/48	40,018	43,046
FHLMC	AA+	5.00	02/01/26	32,107	35,027
FHLMC Strip	AA+	3.00	01/15/43	73,396	79,557
FHLMC Strip	AA+	3.50	10/15/47	43,098	46,424
FNMA	AA+	2.25	01/01/28	28,554	30,029
FNMA	AA+	2.50	02/01/33	38,627	40,182
FNMA	AA+	2.50	03/01/50	99,448	103,959
FNMA	AA+	2.68	12/01/26	75,000	81,126
FNMA	AA+	2.92	07/01/27	47,341	51,585
FNMA	AA+	3.00	05/25/31	96,250	102,592
FNMA	AA+	3.00	09/01/33	41,275	43,985
FNMA	AA+	3.00	03/01/36	49,648	52,536
FNMA	AA+	3.00	01/01/40	94,757	99,837
FNMA	AA+	3.00	04/25/42	69,388	71,780
FNMA	AA+	3.00	12/01/42	20,839	21,727
FNMA	AA+	3.00	04/01/43	19,950	20,799
FNMA	AA+	3.00	02/01/45	26,412	28,785
FNMA	AA+	3.00	03/01/45	16,255	16,940
FNMA	AA+	3.00	01/01/47	36,692	38,014
FNMA	AA+	3.00	03/01/50	200,000	213,150
FNMA	AA+	3.50	07/01/34	84,985	91,357
FNMA	AA+	3.50	10/01/34	46,031	48,400
FNMA	AA+	3.50	01/01/43	21,384	23,084
FNMA	AA+	3.50	08/01/43	75,155	81,158
FNMA	AA+	3.50	08/01/43	35,728	38,117
FNMA	AA+	3.50	08/01/44	85,479	88,980
FNMA	AA+	3.50	08/25/44	50,185	50,902
FNMA	AA+	3.50	04/01/45	55,448	60,603
FNMA	AA+	3.50	05/01/45	100,208	107,725
FNMA	AA+	3.50	10/01/45	112,817	123,317
FNMA	AA+	3.50	02/01/46	44,309	47,351
FNMA	AA+	3.50	02/01/46	69,611	76,090
FNMA	AA+	3.50	02/01/47	66,418	70,834
FNMA	AA+	3.50	09/01/47	152,362	161,024
FNMA	AA+	3.50	09/01/47	135,511	147,222
FNMA	AA+	3.50	04/01/48	34,067	35,734
FNMA	AA+	3.50	08/01/49	125,475	131,921
FNMA	AA+	3.50	02/01/50	74,509	79,147
FNMA	AA+	3.53	01/01/26	100,000	111,960
FNMA	AA+	4.00	07/25/26	26,255	27,585
FNMA	AA+	4.00	05/25/29	41,581	43,412
FNMA	AA+	4.00	01/01/31	68,634	73,888
FNMA	AA+	4.00	10/01/36	23,938	25,766
FNMA	AA+	4.00	05/01/43	137,048	150,251
FNMA	AA+	4.00	01/01/44	182,436	200,125

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.00	11/01/45	$36,853	$40,656
FNMA	AA+	4.00	02/01/47	55,067	61,062
FNMA	AA+	4.00	05/01/48	114,359	121,276
FNMA	AA+	4.00	07/01/56	32,479	35,826
FNMA	AA+	4.50	05/01/30	170,887	185,826
FNMA	AA+	4.50	12/01/39	70,511	76,864
FNMA	AA+	4.50	07/01/40	113,411	125,333
FNMA	AA+	4.50	07/01/42	157,847	175,231
FNMA	AA+	4.50	04/01/44	33,397	36,762
FNMA	AA+	4.50	11/01/47	54,306	58,565
FNMA	AA+	4.50	11/01/47	59,425	65,258
FNMA	AA+	4.50	11/01/47	70,429	77,343
FNMA	AA+	4.50	02/01/49	38,183	41,021
FNMA	AA+	5.00	10/01/25	55,943	61,050
FNMA	AA+	5.00	08/01/37	70,884	81,244
FNMA	AA+	5.00	09/25/40	63,871	65,501
FNMA	AA+	5.50	09/01/25	56,088	61,668
FNMA	AA+	5.50	05/01/38	69,369	79,561
FNMA	AA+	6.00	01/01/25	51,251	56,915
FNMA	AA+	6.00	03/01/36	20,003	22,846
FNMA	AA+	6.00	04/01/37	16,196	18,405
FNMA	AA+	6.00	12/01/37	34,793	40,473
FNMA	AA+	6.50	05/01/32	53,440	59,433
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	37,513	38,637
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	38,569	41,348
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	47,018	50,601
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	23,986	25,959
GNMA (2)	AA+	2.68	10/16/47	29,384	29,551
GNMA (2)	AA+	3.00	07/16/36	38,849	42,434
GNMA (2)	AA+	3.00	01/15/46	71,797	76,426
GNMA (2)	AA+	3.00	03/15/46	82,099	87,397
GNMA (2)	AA+	3.00	07/15/46	63,977	68,113
GNMA (2)	AA+	3.00	02/20/47	53,816	57,482
GNMA (2)	AA+	3.50	05/20/31	86,845	94,129
GNMA (2)	AA+	3.50	02/20/42	33,966	35,534
GNMA (2)	AA+	3.50	07/15/42	37,088	39,646
GNMA (2)	AA+	3.50	03/20/45	61,293	65,607
GNMA (2)	AA+	3.50	05/20/45	53,140	57,701
GNMA (2)	AA+	4.00	04/15/24	93,547	98,808
GNMA (2)	AA+	4.00	01/20/41	30,595	33,148
GNMA (2)	AA+	4.00	08/15/41	29,308	32,143
GNMA (2)	AA+	4.00	12/15/41	32,641	35,472
GNMA (2)	AA+	4.00	08/20/42	22,161	24,004
GNMA (2)	AA+	4.50	10/15/40	51,692	59,145
GNMA (2)	AA+	5.00	04/15/39	29,433	33,998
GNMA (2)	AA+	5.00	06/20/39	22,907	26,077
GNMA (2)	AA+	5.50	01/15/36	62,517	68,808

					9,709,713

CORPORATE DEBT (26.8%)
COMMUNICATION SERVICES (1.0%)
AT&T, Inc.	BBB	3.00	02/15/22	85,000	88,507
AT&T, Inc.	BBB	3.00	06/30/22	20,000	20,887
Discovery Communications LLC	BBB-	3.50	06/15/22	105,000	109,261
Omnicom Group, Inc.	BBB+	3.63	05/01/22	20,000	21,093
ViacomCBS, Inc.	BBB	3.25	03/15/23	105,000	107,274

					347,022

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER DISCRETIONARY (4.8%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	$20,000	$20,974
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	20,000	21,698
Amazon.com, Inc.	AA-	5.20	12/03/25	105,000	128,830
AutoZone, Inc.	BBB	3.25	04/15/25	40,000	43,607
AutoZone, Inc.	BBB	3.70	04/15/22	15,000	15,692
AutoZone, Inc.	BBB	4.00	11/15/20	65,000	65,275
Brinker International, Inc.	B-	3.88	05/15/23	85,000	78,625
Dollar General Corp.	BBB	3.25	04/15/23	85,000	90,758
eBay, Inc.	BBB+	2.88	08/01/21	105,000	107,381
Expedia Group, Inc.	BBB-	5.95	08/15/20	85,000	85,409
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	86,420
Harman International Industries, Inc.	A-	4.15	05/15/25	105,000	114,242
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	5,000	5,140
Kohl’s Corp.	BBB-	3.25	02/01/23	40,000	38,987
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	40,000	41,628
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	34,232
Marriott International, Inc.	BBB-	3.13	02/15/23	65,000	65,031
Marriott International, Inc.	BBB-	3.38	10/15/20	65,000	64,967
Mattel, Inc.	B-	3.15	03/15/23	40,000	37,674
Newell Brands, Inc.	BB+	4.70	08/15/20	65,000	65,199
NVR, Inc.	BBB+	3.95	09/15/22	85,000	90,491
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	70,000	73,522
Tapestry, Inc.	BBB-	4.25	04/01/25	50,000	48,422
Tupperware Brands Corp.	C	4.75	06/01/21	85,000	51,850
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	43,836
Whirlpool Corp.	BBB	4.85	06/15/21	20,000	20,805
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	79,352

					1,620,047

CONSUMER STAPLES (1.4%)
Conagra Brands, Inc.	BBB-	4.95	08/15/20	15,000	15,048
Flowers Foods, Inc.	BBB	4.38	04/01/22	85,000	88,583
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	65,722
Kroger Co.	BBB	2.95	11/01/21	100,000	102,938
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	40,000	46,316
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	65,000	67,825
Sysco Corp.	BBB-	3.75	10/01/25	75,000	82,116

					468,548

ENERGY (1.6%)
Devon Energy Corp.	BBB-	5.85	12/15/25	50,000	55,198
Diamond Offshore Drilling, Inc.	NR	3.45	11/01/23	65,000	7,007
Energen Corp.	BBB-	4.63	09/01/21	85,000	85,630
EQT Corp.	BB-	4.88	11/15/21	20,000	19,594
Kinder Morgan Energy Partners	BBB	4.30	05/01/24	105,000	114,674
Marathon Oil Corp.	BBB-	2.80	11/01/22	85,000	85,089
Marathon Petroleum Corp.	BBB	5.13	03/01/21	70,000	71,971
Murphy Oil Corp.	BB	4.95	12/01/22	75,000	72,375
SESI LLC	CC	7.13	12/15/21	95,000	32,775
Valaris PLC	D	4.88	06/01/22	85,000	9,350

					553,663

FINANCIALS (6.5%)
Alleghany Corp.	BBB+	4.95	06/27/22	40,000	42,616
American Express Co.	BBB	3.63	12/05/24	105,000	116,433
American International Group, Inc.	BBB+	3.75	07/10/25	105,000	116,197
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	116,184

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Block Financial LLC	BBB	5.25	10/01/25	$65,000	$71,642
Block Financial LLC	BBB	5.50	11/01/22	45,000	47,957
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	88,632
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	114,367
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	75,000	77,080
Fifth Third Bancorp	BBB	4.30	01/16/24	105,000	115,710
Genworth Hldgs., Inc.	B-	7.20	02/15/21	35,000	32,725
Genworth Hldgs., Inc.	B-	7.63	09/24/21	25,000	23,409
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	105,000	116,416
Kemper Corp.	BBB	4.35	02/15/25	40,000	43,140
Lincoln National Corp.	A-	4.00	09/01/23	85,000	92,546
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	65,000	67,057
Moody’s Corp.	BBB+	4.50	09/01/22	85,000	91,256
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	112,240
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	21,074
Reinsurance Group of America, Inc.	A	4.70	09/15/23	20,000	21,863
Reinsurance Group of America, Inc.	A	5.00	06/01/21	65,000	67,662
Signet UK Finance PLC	B+	4.70	06/15/24	105,000	73,500
Stifel Financial Corp.	BBB-	4.25	07/18/24	30,000	31,925
Synchrony Financial	BBB-	3.70	08/04/26	55,000	56,928
Travelers Cos., Inc.	A	3.90	11/01/20	50,000	50,574
Unum Group	BBB	4.00	03/15/24	105,000	110,194
Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	116,360
Wells Fargo & Co.	BBB+	3.45	02/13/23	85,000	90,303
Wells Fargo & Co.	BBB+	4.13	08/15/23	20,000	21,777
WR Berkley Corp.	BBB+	4.63	03/15/22	40,000	42,149

					2,189,916

HEALTH CARE (2.1%)
Anthem, Inc.	A	3.30	01/15/23	75,000	79,934
Anthem, Inc.	A	4.35	08/15/20	40,000	40,115
Biogen, Inc.	A-	4.05	09/15/25	50,000	57,284
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	86,419
Express Scripts Hldg. Co.	A-	3.50	06/15/24	40,000	42,986
Humana, Inc.	BBB+	3.85	10/01/24	65,000	71,371
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	40,000	42,202
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	20,000	20,053
Owens & Minor, Inc.	B-	4.38	12/15/24	60,000	51,450
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	15,000	16,485
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	65,000	74,241
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	105,000	108,992

					691,532

INDUSTRIALS (1.5%)
Deere & Co.	A	2.75	04/15/25	125,000	136,571
Flowserve Corp.	BBB-	3.50	09/15/22	85,000	87,848
General Dynamics Corp.	A	3.25	04/01/25	65,000	72,087
Hexcel Corp.	BBB	4.70	08/15/25	80,000	87,056
Verisk Analytics, Inc.	BBB	4.00	06/15/25	105,000	118,828

					502,390

INFORMATION TECHNOLOGY (2.8%)
Applied Materials, Inc.	A-	3.90	10/01/25	105,000	119,990
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	21,621
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	25,000	26,547
Avnet, Inc.	BBB-	4.88	12/01/22	5,000	5,349
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	105,000	115,891

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
INFORMATION TECHNOLOGY (CONTINUED)
Fiserv, Inc.	BBB	4.75	06/15/21	$20,000	$20,795
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	91,661
Ingram Micro, Inc.	NR	5.00	08/10/22	20,000	20,003
Ingram Micro, Inc.	NR	5.45	12/15/24	15,000	15,120
Intel Corp.	A+	3.40	03/25/25	100,000	112,189
Juniper Networks, Inc.	BBB	4.50	03/15/24	65,000	72,029
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	117,259
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	85,000	89,355
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	22,062
NortonLifeLock, Inc.	BB-	4.20	09/15/20	85,000	85,085

					934,956

MATERIALS (2.6%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	75,000	74,239
Domtar Corp.	BBB-	4.40	04/01/22	105,000	107,284
Dow Chemical Co.	BBB-	3.50	10/01/24	100,000	107,941
Eastman Chemical Co.	BBB-	4.50	01/15/21	50,000	50,332
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	85,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	85,000	87,355
Methanex Corp.	BB	5.25	03/01/22	15,000	14,756
Packaging Corp. of America	BBB	4.50	11/01/23	40,000	44,027
Sherwin-Williams Co.	BBB-	3.95	01/15/26	105,000	118,431
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	89,037
Teck Resources Ltd.	BBB-	3.75	02/01/23	20,000	20,675
Teck Resources Ltd.	BBB-	4.75	01/15/22	65,000	67,600

					866,677

REAL ESTATE (1.7%)
Boston Properties LP	A-	3.85	02/01/23	65,000	69,405
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	88,492
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	80,000	86,216
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	89,096
Mack-Cali Realty LP	BB-	4.50	04/18/22	105,000	97,171
National Retail Properties, Inc.	BBB+	3.30	04/15/23	20,000	20,827
Service Properties Trust	BB+	5.00	08/15/22	95,000	93,296
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	10,000	10,236
Welltower, Inc.	BBB+	3.75	03/15/23	15,000	15,874

					570,613

UTILITIES (0.8%)
Exelon Corp.	BBB	5.15	12/01/20	65,000	65,471
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	20,000	21,189
National Fuel Gas Co.	BBB-	4.90	12/01/21	65,000	67,235
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	42,360
UIL Hldgs. Corp.	BBB	4.63	10/01/20	55,000	55,312

					251,567

TOTAL CORPORATE DEBT					8,996,931

TOTAL LONG-TERM DEBT SECURITIES (Cost: $31,458,318) 97.4%					32,729,171

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.0%)
Citibank, New York Time Deposit	0.01	07/01/20	$688,617	$688,617

TOTAL TEMPORARY CASH INVESTMENT (Cost: $688,617) 2.0%				688,617

TOTAL INVESTMENTS (Cost: $32,146,935) 99.4%				33,417,788

OTHER NET ASSETS 0.6%				199,139

NET ASSETS 100.0%				$33,616,927

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2020 (Unaudited)

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
MONEY MARKET PORTFOLIO	$2,249,654	32.8%
MID-TERM BOND PORTFOLIO	$22,555	0.1%
BOND PORTFOLIO	$77,080	0.2%

††	Level 3 Security.

(1)	Percentage is less than 0.05%.

(2)	U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2020† (Unaudited)

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
ASSETS
Investments at fair value

(Cost:  Equity Index Portfolio — $92,891,393

All America Portfolio — $13,251,132

Small Cap Value Portfolio — $8,326,246

Small Cap Growth Portfolio — $11,286,491

Small Cap Equity Index Portfolio — $3,330,562

Mid Cap Value Portfolio — $2,059,275

Mid-Cap Equity Index Portfolio — $45,457,912

International Portfolio — $10,475,628

Retirement Income Portfolio — $1,820,597

2010 Retirement Portfolio — $305,864

2015 Retirement Portfolio — $5,636,684

2020 Retirement Portfolio — $16,380,122

2025 Retirement Portfolio — $20,191,905)

(Notes 1 and 3)	$87,668,187	$12,359,324	$6,759,305	$11,571,811	$2,974,818
Cash	—	—	—	—	4,685
Interest and dividends receivable	67,243	10,773	7,601	5,129	3,084
Receivable for securities sold	—	65,994	43,575	58,584	76,823
Shareholder subscriptions receivable	7,829	56	865	1,049	114
Other receivables	1,561	41	107	290	103

TOTAL ASSETS	87,744,820	12,436,188	6,811,453	11,636,863	3,059,627

LIABILITIES
Due to custodian bank	59	32,425	—	—	—
Payable for securities purchased	18,478	37,951	89,323	56,632	78,549
Payable for securities sold short at fair value	—	—	—	—	—
Shareholder redemptions payable	21,829	167	19,586	7	2
Accrued expenses	—	—	—	—	—

TOTAL LIABILITIES:	40,366	70,543	108,909	56,639	78,551

NET ASSETS	$87,704,454	$12,365,645	$6,702,544	$11,580,224	$2,981,076

NUMBER OF SHARES OUTSTANDING (Note 4)	18,868,780	5,471,344	5,978,582	7,790,990	3,652,900

NET ASSET VALUES, offering and redemption price per share	$4.65	$2.26	$1.12	$1.49	$0.82

COMPONENTS OF NET ASSETS
Paid-in capital	$93,100,881	$13,606,072	$9,033,436	$11,894,631	$3,369,600
Total Distributable Earnings (Loss) (Notes 1 and 5)	(5,396,427)	(1,240,427)	(2,330,892)	(314,407)	(388,524)

NET ASSETS	$87,704,454	$12,365,645	$6,702,544	$11,580,224	$2,981,076

†	Portfolios commenced operations on January 27, 2020.

(a)	The Retirement and Allocation Portfolios are invested in affiliated investment companies of Mutual of America Variable Portfolios, Inc.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio		2010 Retirement Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio

$1,691,408	$39,652,050	$9,424,157	$1,843,975	(a)	$306,029	(a)	$5,577,734	(a)	$16,031,932	(a)	$19,512,805	(a)
—	—	—	—		—		—		—		—
2,171	38,991	—	—		—		—		—		—
—	824,746	—	—		—		—		—		—
19	5,168	4,312	—		—		—		—		—
649	1,056	1,274	—		1		—		—		—

1,694,247	40,522,011	9,429,743	1,843,975		306,030		5,577,734		16,031,932		19,512,805

—	12	—	—		—		—		—		—
32,558	987,444	—	—		—		—		—		—
—	—	—	—		—		—		—		—
—	60	47	—		—		—		—		—
—	—	—	17		—		12		34		35

32,558	987,516	47	17		—		12		34		35

$1,661,689	$39,534,495	$9,429,696	$1,843,958		$306,030		$5,577,722		$16,031,898		$19,512,770

1,253,191	20,254,081	11,723,527	1,496,861		303,425		5,319,176		13,059,234		14,675,307

$1.33	$1.95	$0.80	$1.23		$1.01		$1.05		$1.23		$1.33

$2,048,032	$47,811,729	$10,839,574	$1,826,063		$311,542		$5,647,880		$16,489,673		$20,367,228
(386,343)	(8,277,234)	(1,409,878)	17,895		(5,512)		(70,158)		(457,775)		(854,458)

$1,661,689	$39,534,495	$9,429,696	$1,843,958		$306,030		$5,577,722		$16,031,898		$19,512,770

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2020† (Unaudited)

	2030 Retirement Portfolio		2035 Retirement Portfolio		2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio
ASSETS
Investments at fair value

(Cost:  2030 Retirement Portfolio — $11,048,476

2035 Retirement Portfolio — $5,780,084

2040 Retirement Portfolio — $4,549,890

2045 Retirement Portfolio — $2,245,856

2050 Retirement Portfolio — $2,253,245

2055 Retirement Portfolio — $384,067

2060 Retirement Portfolio — $184,376

Conservative Allocation Portfolio — $8,109,948

Moderate Allocation Portfolio — $22,428,030

Aggressive Allocation Portfolio — $4,699,937

Money Market Portfolio — $6,848,566

Mid-Term Bond Portfolio — $18,098,072

Bond Portfolio — $32,146,935)

(Notes 1 and 3)	$10,515,106	(a)	$5,444,649	(a)	$4,273,395	(a)	$2,085,112	(a)	$2,090,028	(a)
Cash	—		—		—		—		—
Interest and dividends receivable	—		—		—		—		—
Receivable for securities sold	—		—		—		—		—
Shareholder subscriptions receivable	—		—		—		—		—
Other receivables	—		—		—		—		—

TOTAL ASSETS	10,515,106		5,444,649		4,273,395		2,085,112		2,090,028

LIABILITIES
Due to custodian bank	—		—		—		—		—
Payable for securities purchased	—		—		—		—		—
Payable for securities sold short at fair value	—		—		—		—		—
Shareholder redemptions payable	—		—		—		—		—
Accrued expenses	22		11		8		5		5

TOTAL LIABILITIES	22		11		8		5		5

NET ASSETS	$10,515,084		$5,444,638		$4,273,387		$2,085,107		$2,090,023

NUMBER OF SHARES OUTSTANDING (Note 4)	7,661,065		3,945,126		3,147,621		1,561,506		1,288,977

NET ASSET VALUES, offering and redemption price per share	$1.37		$1.38		$1.36		$1.34		$1.62

COMPONENTS OF NET ASSETS
Paid-in capital	$11,489,226		$5,797,378		$4,607,358		$2,305,457		$2,266,071
Total Distributable Earnings (Loss) (Notes 1 and 5)	(974,142)		(352,740)		(333,971)		(220,350)		(176,048)

NET ASSETS	$10,515,084		$5,444,638		$4,273,387		$2,085,107		$2,090,023

†	Portfolios commenced operations on January 27, 2020.

(a)	The Retirement and Allocation Portfolios are invested in affiliated investment companies of Mutual of America Variable Portfolios, Inc.

(b)	Proceeds received on short sales of $1,085.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Portfolio		2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio		Aggressive Allocation Portfolio		Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio

$354,406	(a)	$172,891	(a)	$8,146,685	(a)	$21,741,969	(a)	$4,428,380	(a)	$6,848,456	$18,462,158	$33,417,788
—		—		—		—		—		—	2	4
—		—		—		—		—		8,272	82,004	178,975
—		—		—		—		—		—	—	—
—		—		—		—		—		8,333	3,781	20,484
—		5,738		—		18,880		5		—	—	—

354,406		178,629		8,146,685		21,760,849		4,428,385		6,865,061	18,547,945	33,617,251

—		—		—		—		—		—	—	—
—		—		—		—		—		—	—	—
—		1,183	(b)	—		—		—		—	—	—
—		—		—		—		—		27	96	135
2		—		3		—		—		—	92	189

2		1,183		3		—		—		27	188	324

$354,404		$177,446		$8,146,682		$21,760,849		$4,428,385		$6,865,034	$18,547,757	$33,616,927

288,781		173,762		6,329,834		14,371,273		2,696,558		5,552,988	16,677,501	21,453,229

$1.23		$1.02		$1.29		$1.51		$1.64		$1.2363	$1.11	$1.57

$435,259		$215,701		$8,155,630		$23,064,423		$4,762,010		$6,844,576	$17,867,234	$32,071,402
(80,855)		(38,255)		(8,948)		(1,303,574)		(333,625)		20,458	680,523	1,545,525

$354,404		$177,446		$8,146,682		$21,760,849		$4,428,385		$6,865,034	$18,547,757	$33,616,927

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2020† (Unaudited)

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$785,127	$112,386	$94,273	$39,535	$18,959
Interest	577	350	440	578	67

Total investment income	785,704	112,736	94,713	40,113	19,026

EXPENSES
Investment advisory fees (Note 2)	27,024	21,055	22,386	34,516	723

Other operating expenses
Accounting and recordkeeping expenses	172,104	45,013	31,492	38,461	21,952
Shareholders reports	2,507	2,874	2,213	2,262	2,492
Custodian expenses	6,843	10,988	1,787	2,711	14,871
Independent directors’ fees and expenses	2,482	362	206	317	15
Audit	61,888	9,034	5,114	7,903	1,666
Legal and Compliance	29,307	4,278	2,421	3,742	789
Administrative	100,306	14,641	8,286	12,805	589
Licenses	945	83	—	—	6
Other (including year-end accrual)	47,482	6,241	2,861	3,633	694

Total operating expenses	423,864	93,514	54,380	71,834	43,074

Total expenses before reimbursement	450,888	114,569	76,766	106,350	43,797

Fee waiver and expense reimbursement (Note 2)	(396,186)	(85,990)	(52,156)	(68,592)	(42,363)

Net expenses	54,702	28,579	24,610	37,758	1,434

Net Investment Income (Loss)	731,002	84,157	70,103	2,355	17,592

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT (Note 1)
Net realized gain (loss) on:
Investment securities	(904,223)	(432,776)	(834,054)	(602,082)	(50,372)
Securities sold short	—	—	—	—	—
Gain distributions from Mutual of America Variable Insurance Portfolios	—	—	—	—	—

	(904,223)	(432,776)	(834,054)	(602,082)	(50,372)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(5,223,206)	(891,808)	(1,566,941)	285,320	(355,744)
Securities sold short	—	—	—	—	—

	(5,223,206)	(891,808)	(1,566,941)	285,320	(355,744)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT	(6,127,429)	(1,324,584)	(2,400,995)	(316,762)	(406,116)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,396,427)	$(1,240,427)	$(2,330,892)	$(314,407)	$(388,524)

†	For the period from January 27, 2020 (Commencement of Operations) to June 30, 2020.

(a)	The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and receive dividend income entirely from these affiliated Portfolios.

(b)

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Portfolios were charged directly to those Portfolios, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Portfolio whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Portfolios will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Portfolios in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Portfolios result from the disposition of shares of the underlying Portfolios.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio		2010 Retirement Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio

$24,638	$344,221	$105,630	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
95	330	57	—		—		—		—		—

24,733	344,551	105,687	—		—		—		—		—

3,956	12,696	2,962	362	(b)	67	(b)	1,154	(b)	3,385	(b)	4,077	(b)

21,904	91,221	35,059	21,016	(b)	21,016	(b)	21,017	(b)	21,017	(b)	21,016	(b)
2,209	2,429	2,143	2,334	(b)	2,720	(b)	2,717	(b)	2,717	(b)	2,714	(b)
1,024	7,310	843	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
49	1,163	272	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
1,233	29,030	6,781	1,062	(b)	205	(b)	3,383	(b)	9,923	(b)	11,944	(b)
584	13,747	3,211	423	(b)	82	(b)	1,347	(b)	3,952	(b)	4,757	(b)
2,000	47,044	10,984	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
—	442	—	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
(10,496)	(3,449)	3,864	11,899	(b)	—	(b)	11,967	(b)	12,233	(b)	12,302	(b)

18,507	188,937	63,157	36,734		24,023		40,431		49,842		52,733

22,463	201,633	66,119	37,096		24,090		41,585		53,227		56,810

(17,648)	(175,513)	(60,534)	(36,482)		(24,023)		(39,890)		(48,238)		(51,769)

4,815	26,120	5,585	614		67		1,695		4,989		5,041

19,918	318,431	100,102	(614)		(67)		(1,695)		(4,989)		(5,041)

(38,394)	(2,789,803)	(458,509)	(4,869	)(c)	(5,610	)(c)	(9,513	)(c)	(104,596	)(c)	(170,317	)(c)
—	—	—	—		—		—		—		—
—	—	—	—		—		—		—		—

(38,394)	(2,789,803)	(458,509)	(4,869)		(5,610)		(9,513)		(104,596)		(170,317)

(367,867)	(5,805,862)	(1,051,471)	23,378		165		(58,950)		(348,190)		(679,100)
—	—	—	—		—		—		—		—

(367,867)	(5,805,862)	(1,051,471)	23,378		165		(58,950)		(348,190)		(679,100)

(406,261)	(8,595,665)	(1,509,980)	18,509		(5,445)		(68,463)		(452,786)		(849,417)

$(386,343)	$(8,277,234)	$(1,409,878)	$17,895		$(5,512)		$(70,158)		$(457,775)		$(854,458)

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended June 30, 2020† (Unaudited)

	2030 Retirement Portfolio		2035 Retirement Portfolio		2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
Interest	—		—		—		—		—

Total investment income	—		—		—		—		—

EXPENSES
Investment advisory fees (Note 2)	2,416	(b)	1,094	(b)	862	(b)	434	(b)	419	(b)

Other operating expenses
Accounting and recordkeeping expenses	21,015	(b)	21,016	(b)	21,016	(b)	21,016	(b)	21,016	(b)
Shareholders reports	2,718	(b)	2,717	(b)	2,713	(b)	2,713	(b)	2,713	(b)
Custodian expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Independent directors’ fees and expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Audit	7,082	(b)	3,200	(b)	2,527	(b)	1,282	(b)	1,216	(b)
Legal and Compliance	2,820	(b)	1,275	(b)	1,006	(b)	511	(b)	484	(b)
Administrative	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Licenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Other (including year-end accrual)	12,147	(b)	11,957	(b)	11,937	(b)	11,891	(b)	11,883	(b)

Total operating expenses	45,782		40,165		39,199		37,413		37,312

Total expenses before reimbursement	48,198		41,259		40,061		37,847		37,731

Fee waiver and expense reimbursement (Note 2)	(45,178)		(39,655)		(38,793)		(37,205)		(37,117)

Net expenses	3,020		1,604		1,268		642		614

Net Investment Income (Loss)	(3,020)		(1,604)		(1,268)		(642)		(614)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT (Note 1)
Net realized gain (loss) on:
Investment securities	(437,752	)(c)	(15,701	)(c)	(56,208	)(c)	(58,964	)(c)	(12,217	)(c)
Securities sold short	—		—		—		—		—
Gain distributions from Mutual of America Variable Insurance Portfolios	—		—		—		—		—

	(437,752)		(15,701)		(56,208)		(58,964)		(12,217)

Change in net unrealized appreciation (depreciation) of:
Investment securities	(533,370)		(335,435)		(276,495)		(160,744)		(163,217)
Securities sold short	—		—		—		—		—

	(533,370)		(335,435)		(276,495)		(160,744)		(163,217)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT	(971,122)		(351,136)		(332,703)		(219,708)		(175,434)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(974,142)		$(352,740)		$(333,971)		$(220,350)		$(176,048)

†	For the period from January 27, 2020 (Commencement of Operations) to June 30, 2020.

(a)	The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and receive dividend income entirely from these affiliated Portfolios.

(b)

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Portfolios were charged directly to those Portfolios, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Portfolio whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Portfolios will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Portfolios in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Portfolios result from the disposition of shares of the underlying Portfolios.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Portfolio		2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio		Aggressive Allocation Portfolio		Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio

$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	$—	$—
—		—		—		—		—		26,435	147,502	289,259

—		—		—		—		—		26,435	147,502	289,259

84	(b)	55	(b)	—	(b)	—	(b)	—	(b)	4,286	31,805	55,630

21,016	(b)	21,016	(b)	21,017	(b)	21,017	(b)	21,016	(b)	21,822	54,774	84,630
2,711	(b)	2,712	(b)	2,496	(b)	2,490	(b)	2,485	(b)	2,224	2,364	2,826
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	1,741	1,310	3,584
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	52	548	983
242	(b)	161	(b)	4,921	(b)	13,834	(b)	2,739	(b)	4,935	13,670	24,525
97	(b)	65	(b)	1,960	(b)	5,509	(b)	1,091	(b)	2,337	6,473	11,613
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	2,095	22,159	39,744
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	—	—
11,858	(b)	—	(b)	10,610	(b)	14,197	(b)	11,607	(b)	2,204	4,818	9,838

35,924		23,954		41,004		57,047		38,938		37,410	106,116	177,743

36,008		24,009		41,004		57,047		38,938		41,696	137,921	233,373

(35,795)		(23,954)		(40,215)		(54,790)		(38,495)		(35,783)	(101,421)	(167,691)

213		55		789		2,257		443		5,913	36,500	65,682

(213)		(55)		(789)		(2,257)		(443)		20,522	111,002	223,577

(50,981	)(c)	(26,608	)(c)	(44,896	)(c)	(615,256	)(c)	(61,625	)(c)	46	205,435	51,095
—		(9)		—		—		—		—	—	—
—		—		—		—		—		—	—	—

(50,981)		(26,617)		(44,896)		(615,256)		(61,625)		46	205,435	51,095

(29,661)		(11,485)		36,737		(686,061)		(271,557)		(110)	364,086	1,270,853
—		(98)		—		—		—		—	—	—

(29,661)		(11,583)		36,737		(686,061)		(271,557)		(110)	364,086	1,270,853

(80,642)		(38,200)		(8,159)		(1,301,317)		(333,182)		(64)	569,521	1,321,948

$(80,855)		$(38,255)		$(8,948)		$(1,303,574)		$(333,625)		$20,458	$680,523	$1,545,525

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio
	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$731,002	$84,157	$70,103	$2,355
Net realized gain (loss) on investments and securities sold short	(904,223)	(432,776)	(834,054)	(602,082)
Change in net unrealized appreciation (depreciation) of investments and securities sold short	(5,223,206)	(891,808)	(1,566,941)	285,320

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,396,427)	(1,240,427)	(2,330,892)	(314,407)

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	—	—	—

Total distributions	—	—	—	—

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	101,908,149	14,734,116	9,628,078	13,086,341
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(8,807,268)	(1,128,044)	(594,642)	(1,191,710)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	93,100,881	13,606,072	9,033,436	11,894,631

INCREASE (DECREASE) IN NET ASSETS	87,704,454	12,365,645	6,702,544	11,580,224
NET ASSETS, BEGINNING OF PERIOD	—	—	—	—

NET ASSETS, END OF PERIOD	$87,704,454	$12,365,645	$6,702,544	$11,580,224

OTHER INFORMATION:
Shares outstanding at the beginning of period	—	—	—	—

Shares sold	20,989,477	6,025,123	6,521,549	8,804,585
Shares issued as reinvestment of dividends	—	—	—	—
Shares redeemed	(2,120,697)	(553,779)	(542,967)	(1,013,595)

Net Increase (decrease)	18,868,780	5,471,344	5,978,582	7,790,990

Shares outstanding at the end of period	18,868,780	5,471,344	5,978,582	7,790,990

†	For the period from January 27, 2020 (Commencement of Operations) to June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Small Cap Equity Index Portfolio	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2010 Retirement Portfolio	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio
For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)

$17,592	$19,918	$318,431	$100,102	$(614)	$(67)	$(1,695)	$(4,989)	$(5,041)
(50,372)	(38,394)	(2,789,803)	(458,509)	(4,869)	(5,610)	(9,513)	(104,596)	(170,317)

(355,744)	(367,867)	(5,805,862)	(1,051,471)	23,378	165	(58,950)	(348,190)	(679,100)

(388,524)	(386,343)	(8,277,234)	(1,409,878)	17,895	(5,512)	(70,158)	(457,775)	(854,458)

—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—

3,463,062	2,155,610	54,382,037	12,089,445	2,059,300	362,847	5,730,807	17,676,485	22,528,231
—	—	—	—	—	—	—	—	—
(93,462)	(107,578)	(6,570,308)	(1,249,871)	(233,237)	(51,305)	(82,927)	(1,186,812)	(2,161,003)

3,369,600	2,048,032	47,811,729	10,839,574	1,826,063	311,542	5,647,880	16,489,673	20,367,228

2,981,076	1,661,689	39,534,495	9,429,696	1,843,958	306,030	5,577,722	16,031,898	19,512,770
—	—	—	—	—	—	—	—	—

$2,981,076	$1,661,689	$39,534,495	$9,429,696	$1,843,958	$306,030	$5,577,722	$16,031,898	$19,512,770

—	—	—	—	—	—	—	—	—

3,765,127	1,332,745	24,426,796	13,459,194	1,691,247	359,294	5,405,225	14,081,826	16,361,081
—	—	—	—	—	—	—	—	—
(112,227)	(79,554)	(4,172,715)	(1,735,667)	(194,386)	(55,869)	(86,049)	(1,022,592)	(1,685,774)

3,652,900	1,253,191	20,254,081	11,723,527	1,496,861	303,425	5,319,176	13,059,234	14,675,307

3,652,900	1,253,191	20,254,081	11,723,527	1,496,861	303,425	5,319,176	13,059,234	14,675,307

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio	2045 Retirement Portfolio
	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,020)	$(1,604)	$(1,268)	$(642)
Net realized gain (loss) on investments and securities sold short	(437,752)	(15,701)	(56,208)	(58,964)
Change in net unrealized appreciation (depreciation) of investments and securities sold short	(533,370)	(335,435)	(276,495)	(160,744)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(974,142)	(352,740)	(333,971)	(220,350)

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	—	—	—

Total distributions	—	—	—	—

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	14,053,433	5,929,046	5,239,185	2,467,100
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(2,564,207)	(131,668)	(631,827)	(161,643)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	11,489,226	5,797,378	4,607,358	2,305,457

INCREASE (DECREASE) IN NET ASSETS	10,515,084	5,444,638	4,273,387	2,085,107
NET ASSETS, BEGINNING OF PERIOD	—	—	—	—

NET ASSETS, END OF PERIOD	$10,515,084	$5,444,638	$4,273,387	$2,085,107

OTHER INFORMATION:
Shares outstanding at the beginning of period	—	—	—	—

Shares sold	9,721,123	4,044,893	3,616,095	1,712,262
Shares issued as reinvestment of dividends	—	—	—	—
Shares redeemed	(2,060,058)	(99,767)	(468,474)	(150,756)

Net Increase (decrease)	7,661,065	3,945,126	3,147,621	1,561,506

Shares outstanding at the end of period	7,661,065	3,945,126	3,147,621	1,561,506

†	For the period from January 27, 2020 (Commencement of Operations) to June 30, 2020.

The accompanying notes are an integral part of these financial statements.

2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)	For the Period Ended June 30, 2020† (Unaudited)

$(614)	$(213)	$(55)	$(789)	$(2,257)	$(443)	$20,522	$111,002	$223,577
(12,217)	(50,981)	(26,617)	(44,896)	(615,256)	(61,625)	46	205,435	51,095

(163,217)	(29,661)	(11,583)	36,737	(686,061)	(271,557)	(110)	364,086	1,270,853

(176,048)	(80,855)	(38,255)	(8,948)	(1,303,574)	(333,625)	20,458	680,523	1,545,525

—	—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—	—

2,313,272	551,866	366,258	8,872,501	25,933,059	5,162,620	7,385,460	19,819,816	35,486,850
—	—	—	—	—	—	—	—	—
(47,201)	(116,607)	(150,557)	(716,871)	(2,868,636)	(400,610)	(540,884)	(1,952,582)	(3,415,448)

2,266,071	435,259	215,701	8,155,630	23,064,423	4,762,010	6,844,576	17,867,234	32,071,402

2,090,023	354,404	177,446	8,146,682	21,760,849	4,428,385	6,865,034	18,547,757	33,616,927
—	—	—	—	—	—	—	—	—

$2,090,023	$354,404	$177,446	$8,146,682	$21,760,849	$4,428,385	$6,865,034	$18,547,757	$33,616,927

—	—	—	—	—	—	—	—	—

1,322,425	411,538	330,596	6,915,441	16,534,390	2,957,423	5,990,879	18,464,513	23,677,723
—	—	—	—	—	—	—	—	—
(33,448)	(122,757)	(156,834)	(585,607)	(2,163,117)	(260,865)	(437,891)	(1,787,012)	(2,224,494)

1,288,977	288,781	173,762	6,329,834	14,371,273	2,696,558	5,552,988	16,677,501	21,453,229

1,288,977	288,781	173,762	6,329,834	14,371,273	2,696,558	5,552,988	16,677,501	21,453,229

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Portfolio share outstanding from January 27, 2020 (commencement of operations) through June 30, 2020 and other supplementary data with respect to each Portfolio are presented below and in the pages following:

	Equity Index Portfolio		All America Portfolio
	Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)

Net Asset Value, Beginning of Period	$4.89		$2.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.04		0.02
Net Realized and Unrealized Gains (Losses) on Investments	(0.28)		(0.22)

Total From Investment Operations	(0.24)		(0.20)

Less Distributions
From Net Investment Income	—		—
From Net Realized Gains	—		—

Total Distributions	—		—

Net Asset Value, End of Period	$4.65		$2.26

Total Return (%)(f)	(4.94	)(b)	(8.13	)(b)
Net Assets, End of Period ($ millions)	87.7		12.4
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.03	(c)	1.60	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	1.25	(c)	2.18	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.15	(c)	0.54	(c)
Portfolio Turnover Rate (%)(a)	11.59	(b)	23.26	(b)

†	For the period January 27, 2020 (commencement of operations) through June 30, 2020.

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Portfolio		Small Cap Growth Portfolio		Small Cap Equity Index Portfolio
Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)

$1.49		$1.50		$0.99

0.01		—	(e)	—	(e)
(0.38)		(0.01)		(0.17)

(0.37)		(0.01)		(0.17)

—		—		—
—		—		—

—		—		—

$1.12		$1.49		$0.82

(24.58	)(b)	(0.67	)(b)	(17.41	)(b)
6.7		11.6		3.0
2.36	(c)	0.05	(c)	1.81	(c)
2.58	(c)	2.31	(c)	4.52	(c)
0.83	(c)	0.82	(c)	0.15	(c)
19.81	(b)	43.66	(b)	25.72	(b)

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Mid Cap Value Portfolio		Mid-Cap Equity Index Portfolio
	Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)

Net Asset Value, Beginning of Period	$1.63		$2.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.02		0.02
Net Realized and Unrealized Gains (Losses) on Investments	(0.32)		(0.32)

Total From Investment Operations	(0.30)		(0.30)

Less Distributions
From Net Investment Income	—		—
From Net Realized Gains	—		—

Total Distributions	—		—

Net Asset Value, End of Period	$1.33		$1.95

Total Return (%)(f)	(18.81	)(b)	(13.20	)(b)
Net Assets, End of Period ($ millions)	1.7		39.5
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.77	(c)	1.88	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(g)	3.13	(c)	1.19	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(g)	0.67	(c)	0.15	(c)
Portfolio Turnover Rate (%)(a)	8.71	(b)	30.13	(b)

†	For the period January 27, 2020 (commencement of operations) through June 30, 2020.

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

International Portfolio		Retirement Income Portfolio		2010 Retirement Portfolio
Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)

$0.91		$1.22		$1.01

0.01		—	(e)	—	(e)
(0.12)		0.01		—	(e)

(0.11)		0.01		—

—		—		—
—		—		—

—		—		—

$0.80		$1.23		$1.01

(11.15	)(b)	0.81	(b)	(0.12	)(b)
9.4		1.8		0.3
2.54	(c)	(0.08	)(c)	(0.05	)(c)
1.68	(c)	5.13	(c)	17.86	(c)
0.14	(c)	0.08	(c)	0.05	(c)
18.02	(b)	13.67	(b)	16.18	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	2015 Retirement Portfolio		2020 Retirement Portfolio
	Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)

Net Asset Value, Beginning of Period	$1.06		$1.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(e)	—	(e)
Net Realized and Unrealized Gains (Losses) on Investments	(0.01)		(0.03)

Total From Investment Operations	(0.01)		(0.03)

Less Distributions
From Net Investment Income	—		—
From Net Realized Gains	—		—

Total Distributions	—		—

Net Asset Value, End of Period	$1.05		$1.23

Total Return (%)(f)	(1.14	)(b)	(2.32	)(b)
Net Assets, End of Period ($ millions)	5.6		16.0
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.07	)(c)	(0.07	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	1.80	(c)	0.79	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.07	(c)
Portfolio Turnover Rate (%)(a)	1.56	(b)	7.46	(b)

†	For the period January 27, 2020 (commencement of operations) through June 30, 2020.

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2025 Retirement Portfolio		2030 Retirement Portfolio		2035 Retirement Portfolio
Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)

$1.38		$1.45		$1.47

—	(e)	—	(e)	—	(e)
(0.05)		(0.08)		(0.09)

(0.05)		(0.08)		(0.09)

—		—		—
—		—		—

—		—		—

$1.33		$1.37		$1.38

(3.71	)(b)	(5.23	)(b)	(6.43	)(b)
19.5		10.5		5.4
(0.06	)(c)	(0.06	)(c)	(0.07	)(c)
0.70	(c)	1.00	(c)	1.89	(c)
0.06	(c)	0.06	(c)	0.07	(c)
11.20	(b)	22.44	(b)	2.54	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	2040 Retirement Portfolio		2045 Retirement Portfolio
	Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)

Net Asset Value, Beginning of Period	$1.46		$1.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(e)	—	(e)
Net Realized and Unrealized Gains (Losses) on Investments	(0.10)		(0.11)

Total From Investment Operations	(0.10)		(0.11)

Less Distributions
From Net Investment Income	—		—
From Net Realized Gains	—		—

Total Distributions	—		—

Net Asset Value, End of Period	$1.36		$1.34

Total Return (%)(f)	(7.25	)(b)	(7.70	)(b)
Net Assets, End of Period ($ millions)	4.3		2.1
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.07	)(c)	(0.07	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	2.33	(c)	4.36	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.07	(c)
Portfolio Turnover Rate (%)(a)	15.37	(b)	7.91	(b)

†	For the period January 27, 2020 (commencement of operations) through June 30, 2020.

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2050 Retirement Portfolio		2055 Retirement Portfolio		2060 Retirement Portfolio
Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)

$1.76		$1.34		$1.12

—	(e)	—	(e)	—	(e)
(0.14)		(0.11)		(0.10)

(0.14)		(0.11)		(0.10)

—		—		—
—		—		—

—		—		—

$1.62		$1.23		$1.02

(8.09	)(b)	(8.64	)(b)	(8.92	)(b)
2.1		0.4		0.2
(0.07	)(c)	(0.13	)(c)	(0.05	)(c)
4.50	(c)	21.48	(c)	21.85	(c)
0.07	(c)	0.13	(c)	0.05	(c)
2.39	(b)	29.69	(b)	59.58	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Conservative Allocation Portfolio		Moderate Allocation Portfolio
	Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)

Net Asset Value, Beginning of Period	$1.29		$1.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(e)	—	(e)
Net Realized and Unrealized Gains (Losses) on Investments	—	(e)	(0.06)

Total From Investment Operations	—		(0.06)

Less Distributions
From Net Investment Income	—		—
From Net Realized Gains	—		—

Total Distributions	—		—

Net Asset Value, End of Period	$1.29		$1.51

Total Return (%)(f)	0.02	(b)	(3.53	)(b)
Net Assets, End of Period ($ millions)	8.1		21.8
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.02	)(c)	(0.02	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	1.22	(c)	0.60	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.02	(c)	0.02	(c)
Portfolio Turnover Rate (%)(a)	10.29	(b)	14.87	(b)

†	For the period January 27, 2020 (commencement of operations) through June 30, 2020.

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Aggressive Allocation Portfolio		Money Market Portfolio		Mid-Term Bond Portfolio		Bond Portfolio
Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)		Period Ended June 30, 2020† (Unaudited)

$1.75		$1.2325		$1.07		$1.50

—	(e)	0.0038		0.01		0.01
(0.11)		—	(e)	0.03		0.06

(0.11)		0.0038		0.04		0.07

—		—		—		—
—		—		—		—

—		—		—		—

$1.64		$1.2363		$1.11		$1.57

(6.40	)(b)	0.31	(b)	3.73	(b)	4.75	(b)
4.4		6.9		18.5		33.6
(0.02	)(c)	0.71	(c)	1.40	(c)	1.57	(c)
2.09	(c)	1.45	(c)	1.73	(c)	1.63	(c)
0.02	(c)	0.21	(c)	0.46	(c)	0.46	(c)
9.05	(b)	NA		26.92	(b)	8.54	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on, April 19, 2019 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company (“Mutual of America Life”) and a former affiliate that offers the Portfolios through its separate accounts. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Portfolio of investments. At June 30, 2020, there were 26 active portfolios (collectively, “the Portfolios”): Equity Index Portfolio, All America Portfolio, Small Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Equity Index Portfolio, Mid Cap Value Portfolio, Mid-Cap Equity Index Portfolio, International Portfolio, Money Market Portfolio, Mid-Term Bond Portfolio, Bond Portfolio; Retirement Income Portfolio, 2010 Retirement Portfolio, 2015 Retirement Portfolio, 2020 Retirement Portfolio, 2025 Retirement Portfolio, 2030 Retirement Portfolio, 2035 Retirement Portfolio, 2040 Retirement Portfolio, 2045 Retirement Portfolio, 2050 Retirement Portfolio, 2055 Retirement Portfolio and 2060 Retirement Portfolio (collectively, “Retirement Portfolios”); a Conservative Allocation Portfolio, a Moderate Allocation Portfolio and an Aggressive Allocation Portfolio (collectively, “Allocation Portfolios”). The Portfolios commenced operations on January 27, 2020.

Investment Company shares are issued to Mutual of America Life and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income portfolios of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Portfolios and Allocation Portfolios.

The Portfolios follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

As of June 30, 2020, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the Small Cap Equity Index Portfolio (see Note 1 below) which was considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2020. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period. During 2020, there were no transfers between Level 1 and Level 2 securities.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of June 30, 2020:

Portfolio	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:

(See Portfolios of Investments for More Details)
Equity Index Portfolio
Common Stock-Indexed	$87,639,365	—	—		$87,639,365
Temporary Cash Investment	—	$28,822	—		$28,822

	$87,639,365	$28,822	—		$87,668,187
All America Portfolio
Common Stock-Indexed	$7,290,992	—	—		$7,290,992
Common Stock-Active	$4,896,777	—	—		$4,896,777
Temporary Cash Investment	—	$171,555	—		$171,555

	$12,187,769	$171,555	—		$12,359,324
Small Cap Value Portfolio
Common Stock	$6,598,539	—	—		$6,598,539
Temporary Cash Investment	—	$160,766	—		$160,766

	$6,598,539	$160,766	—		$6,759,305
Small Cap Growth Portfolio
Common Stock	$11,431,891	—	—		$11,431,891
Temporary Cash Investment	—	$139,920	—		$139,920

	$11,431,891	$139,920	—		$11,571,811
Small Cap Equity Index Portfolio
Common Stock-Indexed	$2,974,814	—	$4	(1)	$2,974,818
Mid Cap Value Portfolio
Common Stock	$1,597,919	—	—		$1,597,919
Temporary Cash Investment	—	$93,489	—		$93,489

	$1,597,919	$93,489	—		$1,691,408
Mid-Cap Equity Index Portfolio
Common Stock-Indexed	$39,484,011	—	—		$39,484,011
Temporary Cash Investment	—	$168,039	—		$168,039

	$39,484,011	$168,039	—		$39,652,050
International Portfolio
Common Stock	$9,288,238	—	—		$9,288,238
Temporary Cash Investment	—	$135,919	—		$135,919

	$9,288,238	$135,919	—		$9,424,157
Retirement Income Portfolio
Common Stock	$1,843,975	—	—		$1,843,975
2010 Retirement Portfolio
Common Stock	$306,029	—	—		$306,029
2015 Retirement Portfolio
Common Stock	$5,577,734	—	—		$5,577,734
2020 Retirement Portfolio
Common Stock	$16,031,932	—	—		$16,031,932
2025 Retirement Portfolio
Common Stock	$19,512,805	—	—		$19,512,805
2030 Retirement Portfolio
Common Stock	$10,515,106	—	—		$10,515,106
2035 Retirement Portfolio
Common Stock	$5,444,649	—	—		$5,444,649
2040 Retirement Portfolio
Common Stock	$4,273,395	—	—		$4,273,395
2045 Retirement Portfolio
Common Stock	$2,085,112	—	—		$2,085,112

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Portfolio	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
2050 Retirement Portfolio
Common Stock	$2,090,028	—	—	$2,090,028
2055 Retirement Portfolio
Common Stock	$354,406	—	—	$354,406
2060 Retirement Portfolio
Common Stock	$172,891	—	—	$172,891
Conservative Allocation Portfolio
Common Stock	$8,146,685	—	—	$8,146,685
Moderate Allocation Portfolio
Common Stock	$21,741,969	—	—	$21,741,969
Aggressive Allocation Portfolio
Common Stock	$4,428,380	—	—	$4,428,380
Money Market Portfolio
U.S. Government Debt	—	$1,699,663	—	$1,699,663
U.S. Government Agency Short-Term Debt	—	$899,905	—	$899,905
Commercial Paper	—	$3,449,464	—	$3,449,464
Corporate Debt	—	$751,125		$751,125
Temporary Cash Investment	—	$48,299		$48,299

	—	$6,848,456	—	$6,848,456
Mid-Term Bond Portfolio
U.S. Government Debt	—	$8,505,505	—	$8,505,505
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$4,689,396	—	$4,689,396
Long-Term Corporate Debt	—	$5,053,629	—	$5,053,629
Temporary Cash Investment	—	$213,628	—	$213,628

	—	$18,462,158	—	$18,462,158
Bond Portfolio
U.S. Government Debt	—	$14,022,527	—	$14,022,527
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$9,709,713	—	$9,709,713
Long-Term Corporate Debt	—	$8,996,931	—	$8,996,931
Temporary Cash Investment	—	$688,617	—	$688,617

	—	$33,417,788	—	$33,417,788

Other Financial Instruments:*
2060 Retirement Portfolio	$1,183	—	—	$1,183

*	Other financial instruments are securities sold short at fair value.
(1)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Period Ended June 30, 2020(a)
	Balance January 27, 2020(a)	Change in Unrealized Gains (Losses)	Change in Realized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases		Sales	Balance June 30, 2020(b)		Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2020 Included in Statements of Operations
Small Cap Equity Index Portfolio	—	—	—	—	—	4	(c)	—	4	(b)	—

(a)	Portfolios commenced operations on January 27, 2020.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(c)	Level 3 security, Contra Progenics Pharmaceuticalsm Inc. – contingent value rights with $4 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Retirement Portfolios — Each of the Retirement Portfolios invests in equity (stock) Portfolios and fixed income (bond) Portfolios and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Portfolio’s time horizon.

The Retirement Portfolios target their investments in the following underlying Portfolios of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio	Small Cap Equity Index Portfolio	International Portfolio	Bond Portfolio	Mid-Term Bond Portfolio	Money Market Portfolio
Retirement Income Portfolio	20%	5%	—	—	—	—	30%	30%	15%
2010 Retirement Portfolio	20%	5%	—	—	—	—	30%	30%	15%
2015 Retirement Portfolio	22%	8%	—	—	—	5%	30%	25%	10%
2020 Retirement Portfolio	25%	10%	1%	1%	—	8%	28%	22%	5%
2025 Retirement Portfolio	29%	12%	2%	2%	—	10%	27%	18%	—
2030 Retirement Portfolio	33%	16%	3%	3%	—	12%	23%	10%	—
2035 Retirement Portfolio	35%	18%	4%	4%	1%	15%	23%	—	—
2040 Retirement Portfolio	35%	21%	4%	4%	2%	18%	16%	—	—
2045 Retirement Portfolio	35%	21%	5%	5%	2%	18%	14%	—	—
2050 Retirement Portfolio	34%	22%	5%	5%	3%	19%	12%	—	—
2055 Retirement Portfolio	34%	22%	6%	6%	3%	19%	10%	—	—
2060 Retirement Portfolio	33%	23%	6%	6%	4%	20%	8%	—	—

Generally, rebalancing of the Retirement Portfolios’ holdings is performed on a periodic basis and the mix of underlying Portfolios is reviewed annually.

Allocation Portfolios — The Allocation Portfolios target their investments in the following underlying Portfolios of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio	International Portfolio	Bond Portfolio	Mid-Term Bond Portfolio
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—

Generally, rebalancing of the Allocation Portfolios’ holdings is performed on a periodic basis.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Change in Target Investments — During the year, the Retirement Portfolios listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio	Small Cap Equity Index Portfolio	International Portfolio	Bond Portfolio	Mid-Term Bond Portfolio	Money Market Portfolio
2010 Retirement Portfolio	—	(1%)	—	—	—	(2%)	—	—	3%
2015 Retirement Portfolio	—	—	(1%)	(1%)	—	—	2%	—	—
2020 Retirement Portfolio	—	—	(1%)	(1%)	—	—	2%	—	—
2025 Retirement Portfolio	—	—	(1%)	(1%)	—	—	2%	—	—
2030 Retirement Portfolio	—	—	(1%)	(1%)	—	—	—	2%	—
2035 Retirement Portfolio	—	(1%)	(1%)	(1%)	1%	1%	1%	—	—
2040 Retirement Portfolio	(2%)	—	(1%)	(1%)	1%	2%	1%	—	—
2045 Retirement Portfolio	—	—	(1%)	(1%)	1%	—	1%	—	—
2050 Retirement Portfolio	—	—	(1%)	(1%)	1%	—	1%	—	—
2055 Retirement Portfolio	1%	—	(1%)	(1%)	1%	(1%)	1%	—	—
2060 Retirement Portfolio	1%	—	(2%)	(2%)	2%	—	1%	—	—

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the Portfolios’ net asset values) are made within the Portfolios’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Portfolio in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a portfolio’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the portfolio’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2020, management has evaluated the tax positions to be taken on the Portfolios’ tax returns for their initial tax year ending December 31, 2020 and expects that no tax provision will be required in any of the Portfolios’ financial statements. Each Portfolio’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

2.	EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

2.	EXPENSES (CONTINUED)

management services to each of the Portfolios of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each portfolio, at the following annual rates:

Portfolio	Annual Investment Management Fee
Retirement Portfolios	.05%
Equity Index, Mid-Cap Equity Index, Small Cap Equity Index, International Portfolios	.075%
Money Market Portfolio	.15%
Bond Portfolio	.39%
All America, Mid-Term Bond Portfolios	.40%
Mid Cap Value Portfolio	.55%
Small Cap Value, Small Cap Growth Portfolios	.75%

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Shareholders in the Allocation and Retirement Portfolios indirectly bear their pro-rata share of the investment management fees incurred by the underlying Portfolios in which they invest.

Effective January 27, 2020, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the Portfolios’ expenses to the extent that the Total Annual Operating Expenses exceed the rate in the table below (excluding any Acquired Fund Fees, as applicable, and any extraordinary expenses that may arise and charges incurred in trading portfolio securities) from inception of the Portfolios through April 30, 2023. From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for succeeding 12 month periods thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Total Annual Portfolio Operating Expenses after Expense Reimbursement through April 30, 2023
Equity Index Portfolio	0.14%
All America Portfolio	0.52%
Small Cap Value Portfolio	0.81%
Small Cap Growth Portfolio	0.81%
Small Cap Equity Index Portfolio	0.15%
Mid Cap Value Portfolio	0.65%
Mid-Cap Equity Index Portfolio	0.14%
International Portfolio	0.13%
Retirement Income Portfolio	0.08%
2010 Retirement Portfolio	0.05%
2015 Retirement Portfolio	0.07%
2020 Retirement Portfolio	0.07%
2025 Retirement Portfolio	0.06%
2030 Retirement Portfolio	0.06%
2035 Retirement Portfolio	0.07%
2040 Retirement Portfolio	0.07%
2045 Retirement Portfolio	0.07%
2050 Retirement Portfolio	0.07%
2055 Retirement Portfolio	0.11%
2060 Retirement Portfolio	0.05%
Conservative Allocation Portfolio	0.02%
Moderate Allocation Portfolio	0.02%
Aggressive Allocation Portfolio	0.02%
Money Market Portfolio	0.20%
Mid-Term Bond Portfolio	0.45%
Bond Portfolio	0.45%

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the period from January 27, 2020 (commencement of operations) through June 30, 2020 were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Cost of investment purchases	$103,744,921	$16,364,423	$10,459,438	$16,342,372	$4,017,406

Proceeds from sales of investments	$9,850,181	$2,820,210	$1,366,186	$4,593,719	$618,562

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2010 Retirement Portfolio
Cost of investment purchases	$2,143,690	$60,379,456	$12,472,448	$2,059,500	$362,851

Proceeds from sales of investments	$139,510	$12,086,871	$1,674,231	$234,034	$51,377

	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio
Cost of investment purchases	$5,731,141	$17,675,502	$22,523,920	$14,050,953	$5,927,687

Proceeds from sales of investments	$84,944	$1,190,784	$2,161,698	$2,564,725	$131,902

	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio
Cost of investment purchases	$5,238,342	$2,467,953	$2,312,858	$551,760	$365,765

Proceeds from sales of investments	$632,244	$163,133	$47,396	$116,712	$154,781

	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio
Cost of investment purchases	$8,972,183	$26,359,124	$5,160,477	$—	$22,202,386

Proceeds from sales of investments	$817,339	$3,315,838	$398,915	$—	$4,980,876

	Bond Portfolio
Cost of investment purchases	$33,686,746

Proceeds from sales of investments	$2,832,074

The cost of short-term security purchases for the Money Market Portfolio for the period from January 27, 2020 (commencement of operations) through June 30, 2020, was $31,345,690; proceeds from sales for the same period were $24,565,712.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

3.	INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2020 for each of the Portfolios were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Unrealized Appreciation	$5,253,252	$749,299	$157,913	$1,313,719	$160,833
Unrealized Depreciation	(10,476,458)	(1,641,107)	(1,724,854)	(1,028,399)	(516,577)

Net	$(5,223,206)	$(891,808)	$(1,566,941)	$285,320	$(355,744)

Tax Cost of Investments	$92,891,393	$13,251,132	$8,326,246	$11,286,491	$3,330,562

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2010 Retirement Portfolio
Unrealized Appreciation	$37,476	$1,712,245	$61,596	$41,402	$7,678
Unrealized Depreciation	(405,343)	(7,518,107)	(1,113,067)	(18,024)	(7,513)

Net	$(367,867)	$(5,805,862)	$(1,051,471)	$23,378	$165

Tax Cost of Investments	$2,059,275	$45,457,912	$10,475,628	$1,820,597	$305,864

	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio
Unrealized Appreciation	$123,103	$313,729	$305,404	$128,165	$46,909
Unrealized Depreciation	(182,053)	(661,919)	(984,504)	(661,535)	(382,344)

Net	$(58,950)	$(348,190)	$(679,100)	$(533,370)	$(335,435)

Tax Cost of Investments	$5,636,684	$16,380,122	$20,191,905	$11,048,476	$5,780,084

	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio
Unrealized Appreciation	$26,071	$11,417	$9,161	$1,697	$662
Unrealized Depreciation	(302,566)	(172,161)	(172,378)	(31,358)	(12,245)

Net	$(276,495)	$(160,744)	$(163,217)	$(29,661)	$(11,583)

Tax Cost of Investments	$4,549,890	$2,245,856	$2,253,245	$384,067	$184,376

	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio
Unrealized Appreciation	$209,188	$376,435	$42,694	$41	$542,525
Unrealized Depreciation	(172,451)	(1,062,496)	(314,251)	(151)	(178,439)

Net	$36,737	$(686,061)	$(271,557)	$(110)	$364,086

Tax Cost of Investments	$8,109,948	$22,428,030	$4,699,937	$6,848,566	$18,098,072

	Bond Portfolio
Unrealized Appreciation	$1,563,825
Unrealized Depreciation	(292,972)

Net	$1,270,853

Tax Cost of Investments	$32,146,935

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

3.	INVESTMENTS (CONTINUED)

As of June 30, 2020 of the initial tax year ending on December 31, 2020, there were no differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes.

Investments in affiliated investment companies during the period from January 27, 2020 (commencement of operations) through June 30, 2020 were as follows:

Affiliated Investment Company	Value as of January 27, 2020	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2020

Retirement Income Portfolio
Bond Portfolio	$—	$613,957	$1,245	$22,923	$(70,210)	$567,915
Equity Index Portfolio	—	451,543	(5,197)	(9,488)	(46,807)	390,051
Mid-Cap Equity Index Portfolio	—	107,133	(1,894)	(8,536)	(11,702)	85,001
Mid-Term Bond Portfolio	—	606,771	928	17,839	(70,210)	555,328
Money Market Portfolio	—	280,096	49	640	(35,105)	245,680

Total	$—	$2,059,500	$(4,869)	$23,378	$(234,034)	$1,843,975

2010 Retirement Portfolio
Bond Portfolio	$—	$107,444	$258	$4,376	$(15,413)	$96,665
Equity Index Portfolio	—	83,794	(3,903)	(3,440)	(10,275)	66,176
International Portfolio	—	10,512	(464)	(1,006)	(1,019)	8,023
Mid-Cap Equity Index Portfolio	—	28,047	(1,725)	(3,067)	(3,079)	20,176
Mid-Term Bond Portfolio	—	101,785	211	3,226	(15,413)	89,809
Money Market Portfolio	—	31,269	13	76	(6,178)	25,180

Total	$—	$362,851	$(5,610)	$165	$(51,377)	$306,029

2015 Retirement Portfolio
Bond Portfolio	$—	$1,591,025	$263	$73,896	$(23,979)	$1,641,205
Equity Index Portfolio	—	1,526,443	(5,104)	(72,615)	(18,688)	1,430,036
International Portfolio	—	232,525	(1,365)	(24,808)	(4,247)	202,105
Mid-Cap Equity Index Portfolio	—	568,009	(2,874)	(72,764)	(6,796)	485,575
Mid-Term Bond Portfolio	—	1,317,865	206	48,051	(21,236)	1,344,886
Money Market Portfolio	—	392,564	16	1,157	(8,494)	385,243
Small Cap Growth Portfolio	—	54,110	(255)	(295)	(752)	52,808
Small Cap Value Portfolio	—	48,600	(400)	(11,572)	(752)	35,876

Total	$—	$5,731,141	$(9,513)	$(58,950)	$(84,944)	$5,577,734

2020 Retirement Portfolio
Bond Portfolio	$—	$4,465,829	$8,385	$193,966	$(318,732)	$4,349,448
Equity Index Portfolio	—	5,448,455	(49,499)	(241,550)	(297,696)	4,859,710
International Portfolio	—	1,209,996	(23,336)	(116,631)	(95,263)	974,766
Mid-Cap Equity Index Portfolio	—	1,922,475	(33,920)	(226,622)	(119,079)	1,542,854
Mid-Term Bond Portfolio	—	3,493,105	4,966	118,716	(261,973)	3,354,814
Money Market Portfolio	—	418,321	130	1,047	(59,539)	359,959
Small Cap Growth Portfolio	—	376,705	(3,928)	(1,481)	(19,251)	352,045
Small Cap Value Portfolio	—	340,616	(7,394)	(75,635)	(19,251)	238,336

Total	$—	$17,675,502	$(104,596)	$(348,190)	$(1,190,784)	$16,031,932

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of January 27, 2020	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2020

2025 Retirement Portfolio
Bond Portfolio	$—	$5,148,850	$11,991	$208,948	$(555,486)	$4,814,303
Equity Index Portfolio	—	7,813,970	(76,726)	(324,571)	(626,892)	6,785,781
International Portfolio	—	1,993,776	(35,700)	(179,626)	(216,170)	1,562,280
Mid-Cap Equity Index Portfolio	—	2,834,324	(52,580)	(314,868)	(259,404)	2,207,472
Mid-Term Bond Portfolio	—	3,103,915	6,182	96,456	(389,106)	2,817,447
Small Cap Growth Portfolio	—	872,545	(7,589)	(2,675)	(57,320)	804,961
Small Cap Value Portfolio	—	756,540	(15,895)	(162,764)	(57,320)	520,561

Total	$—	$22,523,920	$(170,317)	$(679,100)	$(2,161,698)	$19,512,805

2030 Retirement Portfolio
Bond Portfolio	$—	$2,880,366	$19,723	$107,194	$(589,887)	$2,417,396
Equity Index Portfolio	—	5,227,338	(155,873)	(199,849)	(846,360)	4,025,256
International Portfolio	—	1,468,100	(84,049)	(114,697)	(307,767)	961,587
Mid-Cap Equity Index Portfolio	—	2,409,637	(147,623)	(236,797)	(410,356)	1,614,861
Mid-Term Bond Portfolio	—	788,000	5,102	20,971	(210,359)	603,714
Small Cap Growth Portfolio	—	680,775	(24,826)	(2,854)	(99,998)	553,097
Small Cap Value Portfolio	—	596,737	(50,206)	(107,338)	(99,998)	339,195

Total	$—	$14,050,953	$(437,752)	$(533,370)	$(2,564,725)	$10,515,106

2035 Retirement Portfolio
Bond Portfolio	$—	$1,051,952	$723	$46,910	$(29,536)	$1,070,049
Equity Index Portfolio	—	2,338,519	(5,589)	(100,327)	(46,166)	2,186,437
International Portfolio	—	720,388	(3,099)	(71,090)	(18,983)	627,216
Mid-Cap Equity Index Portfolio	—	1,182,348	(5,074)	(141,415)	(24,544)	1,011,315
Small Cap Equity Index Portfolio	—	1,102	4	(2)	(517)	587
Small Cap Growth Portfolio	—	330,261	(866)	(305)	(6,078)	323,012
Small Cap Value Portfolio	—	303,117	(1,800)	(69,206)	(6,078)	226,033

Total	$—	$5,927,687	$(15,701)	$(335,435)	$(131,902)	$5,444,649

2040 Retirement Portfolio
Bond Portfolio	$—	$674,814	$1,535	$25,668	$(95,651)	$606,366
Equity Index Portfolio	—	2,084,177	(17,641)	(74,596)	(232,302)	1,759,638
International Portfolio	—	742,609	(12,150)	(59,212)	(102,787)	568,460
Mid-Cap Equity Index Portfolio	—	1,057,565	(17,937)	(103,339)	(132,771)	803,518
Small Cap Equity Index Portfolio	—	23,713	(1,292)	(1,364)	(7,138)	13,919
Small Cap Growth Portfolio	—	338,619	(2,814)	403	(30,798)	305,410
Small Cap Value Portfolio	—	316,845	(5,909)	(64,055)	(30,797)	216,084

Total	$—	$5,238,342	$(56,208)	$(276,495)	$(632,244)	$4,273,395

2045 Retirement Portfolio
Bond Portfolio	$—	$267,441	$408	$11,417	$(21,228)	$258,038
Equity Index Portfolio	—	946,716	(19,165)	(40,148)	(57,097)	830,306
International Portfolio	—	358,810	(11,073)	(33,493)	(29,364)	284,880
Mid-Cap Equity Index Portfolio	—	524,772	(18,052)	(59,641)	(34,258)	412,821
Small Cap Equity Index Portfolio	—	9,298	(965)	(954)	(1,652)	5,727
Small Cap Growth Portfolio	—	189,400	(3,806)	(661)	(9,767)	175,166
Small Cap Value Portfolio	—	171,516	(6,311)	(37,264)	(9,767)	118,174

Total	$—	$2,467,953	$(58,964)	$(160,744)	$(163,133)	$2,085,112

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of January 27, 2020	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2020

2050 Retirement Portfolio
Bond Portfolio	$—	$206,559	$111	$9,160	$(5,348)	$210,482
Equity Index Portfolio	—	850,654	(3,669)	(35,644)	(16,115)	795,226
International Portfolio	—	375,275	(2,472)	(36,527)	(9,005)	327,271
Mid-Cap Equity Index Portfolio	—	494,843	(3,760)	(57,874)	(10,427)	422,782
Small Cap Equity Index Portfolio	—	18,081	(417)	(2,210)	(1,083)	14,371
Small Cap Growth Portfolio	—	193,818	(723)	(224)	(2,709)	190,162
Small Cap Value Portfolio	—	173,628	(1,287)	(39,898)	(2,709)	129,734

Total	$—	$2,312,858	$(12,217)	$(163,217)	$(47,396)	$2,090,028

2055 Retirement Portfolio
Bond Portfolio	$—	$46,566	$142	$1,696	$(10,578)	$37,826
Equity Index Portfolio	—	191,371	(15,280)	(6,524)	(38,611)	130,956
International Portfolio	—	96,220	(10,039)	(6,818)	(23,268)	56,095
Mid-Cap Equity Index Portfolio	—	119,588	(15,361)	(10,130)	(25,676)	68,421
Small Cap Equity Index Portfolio	—	3,847	(1,426)	1	(2,389)	33
Small Cap Growth Portfolio	—	48,786	(3,371)	(200)	(8,095)	37,120
Small Cap Value Portfolio	—	45,382	(5,646)	(7,686)	(8,095)	23,955

Total	$—	$551,760	$(50,981)	$(29,661)	$(116,712)	$354,406

2060 Retirement Portfolio
Bond Portfolio	$—	$24,593	$451	$549	$(12,439)	$13,154
Equity Index Portfolio	—	118,915	(5,887)	(1,985)	(51,508)	59,535
International Portfolio	—	72,437	(6,703)	(2,943)	(31,256)	31,535
Mid-Cap Equity Index Portfolio	—	83,197	(8,352)	(3,926)	(35,944)	34,975
Small Cap Equity Index Portfolio	—	6,055	(1,429)	—	(4,626)	—
Small Cap Growth Portfolio	—	31,852	(837)	113	(9,504)	21,624
Small Cap Value Portfolio	—	28,716	(3,851)	(3,293)	(9,504)	12,068

Total	$—	$365,765	$(26,608)	$(11,485)	$(154,781)	$172,891

Conservative Allocation Portfolio
Bond Portfolio	$—	$2,676,193	$5,136	$110,052	$(255,201)	$2,536,180
Equity Index Portfolio	—	2,337,770	(34,294)	(82,135)	(239,335)	1,982,006
International Portfolio	—	490,300	(9,021)	(43,977)	(35,867)	401,435
Mid-Cap Equity Index Portfolio	—	449,318	(10,984)	(46,339)	(35,867)	356,128
Mid-Term Bond Portfolio	—	3,018,602	4,267	99,136	(251,069)	2,870,936

Total	$—	$8,972,183	$(44,896)	$36,737	$(817,339)	$8,146,685

Moderate Allocation Portfolio
Bond Portfolio	$—	$6,404,001	$24,609	$255,268	$(1,016,459)	$5,667,419
Equity Index Portfolio	—	9,198,615	(328,089)	(378,748)	(1,003,043)	7,488,735
International Portfolio	—	2,760,140	(106,414)	(245,661)	(286,583)	2,121,482
Mid-Cap Equity Index Portfolio	—	4,159,845	(215,954)	(438,087)	(429,876)	3,075,928
Mid-Term Bond Portfolio	—	3,836,523	10,592	121,167	(579,877)	3,388,405

Total	$—	$26,359,124	$(615,256)	$(686,061)	$(3,315,838)	$21,741,969

Aggressive Allocation Portfolio
Bond Portfolio	$—	$1,007,150	$2,761	$42,694	$(79,783)	$972,822
Equity Index Portfolio	—	1,836,755	(20,666)	(73,070)	(139,620)	1,603,399
International Portfolio	—	766,359	(12,537)	(72,492)	(59,837)	621,493
Mid-Cap Equity Index Portfolio	—	1,030,687	(20,499)	(115,304)	(79,784)	815,100
Small Cap Growth Portfolio	—	266,937	(3,237)	(271)	(19,946)	243,483
Small Cap Value Portfolio	—	252,589	(7,447)	(53,114)	(19,945)	172,083

Total	$—	$5,160,477	$(61,625)	$(271,557)	$(398,915)	$4,428,380

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2020, shares authorized were allocated into the 26 series of Portfolios as follows:

Authorized No. of Shares
Total Shares Allocated
Equity Index Portfolio	30,000,000
All America Portfolio	10,000,000
Small Cap Value Portfolio	10,000,000
Small Cap Growth Portfolio	15,000,000
Small Cap Equity Index Portfolio	10,000,000
Mid Cap Value Portfolio	5,000,000
Mid-Cap Equity Index Portfolio	40,000,000
International Portfolio	25,000,000
Retirement Income Portfolio	5,000,000
2010 Retirement Portfolio	5,000,000
2015 Retirement Portfolio	10,000,000
2020 Retirement Portfolio	25,000,000
2025 Retirement Portfolio	25,000,000
2030 Retirement Portfolio	15,000,000
2035 Retirement Portfolio	10,000,000
2040 Retirement Portfolio	10,000,000
2045 Retirement Portfolio	10,000,000
2050 Retirement Portfolio	10,000,000
2055 Retirement Portfolio	10,000,000
2060 Retirement Portfolio	10,000,000
Conservative Allocation Portfolio	10,000,000
Moderate Allocation Portfolio	25,000,000
Aggressive Allocation Portfolio	10,000,000
Money Market Portfolio	10,000,000
Mid-Term Bond Portfolio	35,000,000
Bond Portfolio	40,000,000

Sub-Total	420,000,000
Shares to be allocated at the discretion of the Board of Directors	130,000,000

Total	550,000,000

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

The Portfolios of Mutual of America Variable Insurance Portfolios, Inc. commenced operations on January 27, 2020. There were no distributions of taxable income and capital gains as of June 30, 2020.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Undistributed net income and gains (losses) — As of June 30, 2020, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Accumulated undistributed net investment income	$731,002	$84,157	$70,103	$2,355	$17,592
Accumulated undistributed net realized gain/(loss) on investments	$(904,223)	$(432,776)	$(834,054)	$(602,082)	$(50,372)
Net unrealized appreciation (depreciation) of investments	$(5,223,206)	$(891,808)	$(1,566,941)	$285,320	$(355,744)

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2010 Retirement Portfolio
Accumulated undistributed net investment income	$19,918	$318,431	$100,102	$0	$0
Accumulated undistributed net realized gain/(loss) on investments	$(38,394)	$(2,789,803)	$(458,509)	$(4,869)	$(5,610)
Net unrealized appreciation (depreciation) of investments	$(367,867)	$(5,805,862)	$(1,051,471)	$23,378	$165

	2015 Retirement Portfolio	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio
Accumulated undistributed net investment income	$0	$0	$0	$0	$0
Accumulated undistributed net realized gain/(loss) on investments	$(9,513)	$(104,596)	$(170,317)	$(437,752)	$(15,701)
Net unrealized appreciation (depreciation) of investments	$(58,950)	$(348,190)	$(679,100)	$(533,370)	$(335,435)

	2040 Retirement Portfolio	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio
Accumulated undistributed net investment income	$0	$0	$0	$0	$0
Accumulated undistributed net realized gain/(loss) on investments	$(56,208)	$(58,964)	$(12,217)	$(50,981)	$(26,617)
Net unrealized appreciation (depreciation) of investments	$(276,495)	$(160,744)	$(163,217)	$(29,661)	$(11,583)

	Conservative Allocation Portfolio	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio
Accumulated undistributed net investment income	$0	$0	$0	$20,568	$316,437
Accumulated undistributed net realized gain/(loss) on investments	$(44,896)	$(615,256)	$(61,625)	$0	$0
Net unrealized appreciation (depreciation) of investments	$36,737	$(686,061)	$(271,557)	$(110)	$364,086

	Bond Portfolio
Accumulated undistributed net investment income	$274,672
Accumulated undistributed net realized gain/(loss) on investments	$0
Net unrealized appreciation (depreciation) of investments	$1,270,853

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of net operating losses.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2020

6.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, which amends guidance on the amortization period of premiums on certain purchased callable debt securities. Specifically, the amendments shorten the amortization period of premiums on certain purchased callable debt securities to the earliest call date. The amendments affect all entities that hold investments in callable debt securities that have an amortized cost basis in excess of the amount that is repayable by the issuer at the earliest call date (that is, at a premium).

For public business entities, the amendments in ASU 2017-08 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Management has evaluated ASU 2017-08 and determined that there is no material impact on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Portfolio’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has decided not to early adopt and continues to evaluate the provisions of the ASU and does not expect a material impact to financial statement disclosures.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are schedules of Mutual of America Variable Insurance Portfolios, Inc.’s (“Investment Company”) portfolio holdings as of June 30, 2020. The Investment Company files complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-PORT and N-CSR are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, NY 10022-6839

Investment Advisory Agreements

At its meeting held on November 6, 2019, the Board of Directors of the Investment Company entered into an investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”) for an initial period of two years. The Board determined that the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation would be performing extensive services for the Investment Company and has demonstrated satisfactory performance in its performance of such services for similar investment companies, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser will not make excessive profits from the contract and the fee levels reflect that the Portfolios will appropriately benefit from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At September 30, 2019, the Adviser had approximately $18 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Portfolios have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Portfolios. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

Although the Portfolios were not yet operational, the Board considered the short- and long-term performance of other investment companies managed by the Adviser, which it determined were favorable due to the Adviser’s investment process and personnel, including the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Portfolio by the Adviser with fees of numerous similar funds. In the case of each Portfolio, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by similar investment companies.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Portfolios of the Investment Company demonstrates the fact that the Portfolios are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK NY 10022-6839

ADDRESS SERVICE REQUESTED

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M400-MOA

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  Mutual of America Variable Insurance Portfolios, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Variable Insurance Portfolios, Inc.

Date:	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Variable Insurance Portfolios, Inc.

Date:	September 4, 2020

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Variable Insurance Portfolios, Inc.

Date:	September 4, 2020